       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON JULY 26, 2007.

                                                             FILE NOS. 333-63511

                                                                       811-09003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.                             [ ]

        Post-Effective Amendment No. 20                         [X]

                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

             Amendment No. 21                                   [X]

                        (Check Appropriate Box or Boxes)
                             ---------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            ("AIG SUNAMERICA LIFE")
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (800) 871-2000

                        AMERICAN HOME ASSURANCE COMPANY
                               ("AMERICAN HOME")
                              (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       Guarantor's Telephone Number, including Area Code: (212) 770-7000

                            MALLARY L. REZNIK, ESQ.
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[X] on July 30, 2007 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on [INSERT DATE if applicable] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: (i) Units of interest in Variable Annuity Account Seven of AIG SunAmerica Life Assurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN

                             CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                                              CAPTION
-----------                                                                              -------
1.           Cover Page..................................................  Cover Page
2.           Definitions.................................................  Glossary
3.           Synopsis....................................................  Highlights; Fee Tables; Portfolio
                                                                           Expenses; Examples
4.           Condensed Financial Information.............................  Appendix - Condensed Financial
                                                                           Information
5.           General Description of Registrant, Depositor and Portfolio
             Companies...................................................  The Polaris Plus Variable Annuity;
                                                                           Other Information
6.           Deductions..................................................  Expenses
7.           General Description of Variable Annuity Contracts...........  The Polaris Plus Variable Annuity;
                                                                           Purchasing a Polaris Plus Variable
                                                                           Annuity; Investment Options
8.           Annuity Period..............................................  Income Options
9.           Death Benefit...............................................  Death Benefits
10.          Purchases and Contract Value................................  Purchasing a Variable Annuity
                                                                           Contract
11.          Redemptions.................................................  Access To Your Money
12.          Taxes.......................................................  Taxes
13.          Legal Proceedings...........................................  Legal Proceedings
14.          Table of Contents of Statement of Additional Information....  Table of Contents of Statement of
                                                                           Additional Information

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                                               CAPTION
-----------                                                                               -------
15.          Cover Page..................................................  Cover Page
16.          Table of Contents...........................................  Table of Contents
17.          General Information and History.............................  The Polaris Plus Variable Annuity (P);
                                                                           Separate Account; General Account (P);
                                                                           Investment Options (P);
                                                                           Other Information (P)
18.          Services....................................................  Other Information (P)
19.          Purchase of Securities Being Offered........................  Purchasing a Polaris Plus Variable
                                                                           Annuity (P)
20.          Underwriters................................................  Distribution of Contracts
21.          Calculation of Performance Data.............................  Performance Data
22.          Annuity Payments............................................  Income Options (P);
                                                                           Income Payments; Annuity Unit Values
23.          Financial Statements........................................  Depositor: Other Information (P);
                                                                           Financial Statements; Registrant:
                                                                           Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            [THE POLARIS PLUS LOGO]
                                VARIABLE ANNUITY

                                   PROSPECTUS

                                 JULY 30, 2007


        FLEXIBLE PAYMENT GROUP AND INDIVIDUAL DEFERRED ANNUITY CONTRACTS
                                   issued by

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY


                               in connection with


                         VARIABLE ANNUITY ACCOUNT SEVEN



The annuity has several investment choices -- both Variable Portfolios (which are subaccounts of the Separate Account) and Fixed Accounts. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Variable Portfolios are part of the Anchor Series Trust ("AST") or the SunAmerica Series Trust ("SAST").



VARIABLE PORTFOLIOS:                                       MANAGED BY:
    Aggressive Growth Portfolio                            AIG SunAmerica Asset Management Corp.
    Alliance Growth Portfolio                              AllianceBernstein, L.P.
    Asset Allocation Portfolio                             Edge Asset Management, Inc.(3)
    Balanced Portfolio(4)                                  J.P. Morgan Investment Management Inc.
    Capital Appreciation Portfolio                         Wellington Management Company, LLP
    Cash Management Portfolio                              Columbia Management Advisors, LLC
    Corporate Bond Portfolio                               Federated Investment Management Company
    Davis Venture Value Portfolio                          Davis Selected Advisers LLC
    "Dogs" of Wall Street Portfolio(1)                     AIG SunAmerica Asset Management Corp.
    Emerging Markets Portfolio                             Putnam Investment Management, Inc.
    Equity Index Portfolio                                 FAF Advisors, Inc.
    Equity Opportunities Portfolio(4)                      OppenheimerFunds, Inc.
    Fundamental Growth Portfolio(4)                        Wells Capital Management Inc.
    Global Bond Portfolio                                  Goldman Sachs Asset Management International
    Global Equities Portfolio                              J.P. Morgan Investment Management Inc.
    Government and Quality Bond Portfolio                  Wellington Management Company, LLP
    Growth Portfolio                                       Wellington Management Company, LLP
    Growth-Income Portfolio                                AllianceBernstein, L.P.
    High-Yield Bond Portfolio                              AIG SunAmerica Asset Management Corp.
    International Diversified Equities Portfolio           Morgan Stanley Investment Management, Inc.(2)
    International Growth & Income Portfolio                Putnam Investment Management, Inc.
    Real Estate Portfolio                                  Davis Selected Advisers LLC
    Small Company Value Portfolio                          Franklin Advisory Services, LLC
    Telecom Utility Portfolio                              Massachusetts Financial Services Company
    Worldwide High Income Portfolio                        Morgan Stanley Investment Management, Inc.(2)

(1) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income.

(2) Morgan Stanley Investment Management, Inc. does business in certain circumstances using the name "Van Kampen."

(3) Edge Asset Management, Inc. was formerly known as WM Advisors, Inc.

(4) Balanced Portfolio was formerly known as SunAmerica Balanced; Equity Opportunities Portfolio was formerly known as Federated
    American Leaders; Fundamental Growth Portfolio was formerly known as Putnam Growth: Voyager.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated July 30, 2007. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-SUN2 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
                                   TABLE OF CONTENTS
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 GLOSSARY........................................................................
                                                                                      2
 HIGHLIGHTS......................................................................
                                                                                      3
 FEE TABLES......................................................................
                                                                                      4
    Maximum Owner Transaction Expenses...........................................
                                                                                      4
    Contract Maintenance Fee.....................................................
                                                                                      4
    Separate Account Annual Expenses.............................................
                                                                                      4
    Additional Optional Feature Fee..............................................
                                                                                      4
    Optional Income Protector Fee................................................
                                                                                      4
    Underlying Fund Expenses.....................................................
                                                                                      4
 MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................................
                                                                                      5
 THE POLARIS PLUS VARIABLE ANNUITY...............................................
                                                                                      6
 PURCHASING A POLARIS PLUS VARIABLE ANNUITY......................................
                                                                                      6
    Allocation of Purchase Payments..............................................
                                                                                      7
    Accumulation Units...........................................................
                                                                                      7
    Right to Examine.............................................................
                                                                                      8
    Exchange Offers..............................................................
                                                                                      8
 INVESTMENT OPTIONS..............................................................
                                                                                      8
    Variable Portfolios..........................................................
                                                                                      8
        Anchor Series Trust......................................................
                                                                                      9
        SunAmerica Series Trust..................................................
                                                                                      9
    Substitution, Addition or Deletion of Variable Portfolios....................
                                                                                     11
    Fixed Accounts...............................................................
                                                                                     11
    Dollar Cost Averaging Fixed Accounts.........................................
                                                                                     11
    Dollar Cost Averaging Program................................................
                                                                                     11
    Transfers During the Accumulation Phase......................................
                                                                                     12
    Automatic Asset Rebalancing..................................................
                                                                                     14
    Voting Rights................................................................
                                                                                     14
 ACCESS TO YOUR MONEY............................................................
                                                                                     15
    Withdrawal Restrictions......................................................
                                                                                     15
    Texas Optional Retirement Program............................................
                                                                                     15
    Systematic Withdrawal Program................................................
                                                                                     15
    Loans........................................................................
                                                                                     16
    Free Withdrawal Amount.......................................................
                                                                                     16
    Minimum Contract Value.......................................................
                                                                                     16
 DEATH BENEFIT...................................................................
                                                                                     16
 EXPENSES........................................................................
                                                                                     17
    Separate Account Charges.....................................................
                                                                                     17
    Withdrawal Charges...........................................................
                                                                                     17
    Exceptions to Withdrawal Charge..............................................
                                                                                     17
    Income Protector.............................................................
                                                                                     18
    Underlying Fund Expense......................................................
                                                                                     18
    Transfer Fee.................................................................
                                                                                     18
    Premium Tax..................................................................
                                                                                     18
    Income Taxes.................................................................
                                                                                     18
    Reduction or Elimination of Fees, Expenses and Additional Amounts Credited...
                                                                                     18
 INCOME OPTIONS..................................................................
                                                                                     19
    Annuity Date.................................................................
                                                                                     19
    Annuity Income Options.......................................................
                                                                                     19
    Fixed or Variable Income Payments............................................
                                                                                     19
    Annuity Income Payments......................................................
                                                                                     20
    Transfers During the Income Phase............................................
                                                                                     20
    Deferment of Payments........................................................
                                                                                     20
    The Optional Income Protector Feature........................................
                                                                                     20
 TAXES...........................................................................
                                                                                     22
    Annuity Contracts in General.................................................
                                                                                     22
    Tax Treatment of Distributions --
      Non-Qualified Contracts....................................................
                                                                                     22
    Tax Treatment of Distributions --
      Qualified Contracts........................................................
                                                                                     23
    Minimum Distributions........................................................
                                                                                     24
    Tax Treatment of Death Benefits..............................................
                                                                                     24
    Contracts Owned by a Trust or Corporation....................................
                                                                                     24
    Gifts, Pledges and/or Assignments of a Contract..............................
                                                                                     25
    Diversification and Investor Control.........................................
                                                                                     25
 OTHER INFORMATION...............................................................
                                                                                     25
    AIG SunAmerica Life..........................................................
                                                                                     25
    The Distributor..............................................................
                                                                                     25
    The Separate Account.........................................................
                                                                                     25
    The General Account..........................................................
                                                                                     26
    Payments in Connection with Distribution of the Contract.....................
                                                                                     26
    Administration...............................................................
                                                                                     27
    Legal Proceedings............................................................
                                                                                     27
    Financial Statements.........................................................
                                                                                     28
    Registration Statements......................................................
                                                                                     28
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................
                                                                                     29
 APPENDIX A - CONDENSED FINANCIAL INFORMATION....................................
                                                                                    A-1
 APPENDIX B - MARKET VALUE ADJUSTMENT............................................
                                                                                    B-1
 APPENDIX C - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR......
                                                                                    C-1
 APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
  AND BENEFITS...................................................................
                                                                                    D-1


----------------------------------------------------------------
----------------------------------------------------------------
                                    GLOSSARY
----------------------------------------------------------------
----------------------------------------------------------------
We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your Contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your Contract during the Accumulation Phase.

ANNUITANT(S) - The person(s) on whose life (lives) we base annuity payments. For a Contract issued pursuant to IRC Section 403(b), the Participant must be the Annuitant. Under an IRA the owner is always the Annuitant.

ANNUITY DATE - The date on which annuity payments are to begin, as selected by you.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your Contract during the Income Phase.

BENEFICIARY (IES) - The person(s) designated to receive any benefits under the Contract if you or the Annuitant dies.

COMPANY - AIG SunAmerica Life Assurance Company, AIG SunAmerica Life, we, us, or our, the insurer that issues this Contract.

CONTRACT - The variable annuity contract issued by AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). This includes any applicable group master contract, certificate and endorsement.

CONTRACTHOLDER - The party named as the Contractholder on the annuity Contract issued by AIG SunAmerica Life. The Contractholder may be an Employer, a retirement plan trust, an association or any other entity allowed under the law.

EMPLOYER - The organization specified in the Contract which offers the Plan to its employees.

ERISA - Employee Retirement Income Security Act of 1974 (as amended).

FIXED ACCOUNT - An account, if available, that we offer in which you may invest money and earn fixed rates of return.

INCOME PHASE - The period during which we make annuity payments to you.

IRA - An Individual Retirement Annuity qualified under and issued in accordance with the provisions of Section 408(b) of the IRC.

IRC - The Internal Revenue Code of 1986, as amended, and all regulations thereto.

IRS - The Internal Revenue Service.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PARTICIPANT - An employee or other person affiliated with the Contractholder on whose behalf an account is maintained under the terms of the Contract.

PLAN - A retirement program offered by an Employer to its employees for which a Contract is used to accumulate funds which may or may not be regulated by ERISA.

PURCHASE PAYMENTS - The money you give us to buy the Contract, as well as any additional money you give us to invest in the Contract after you own it.

QUALIFIED (CONTRACT) - A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investment and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.

TRUSTS - Refers to the Anchor Series Trust and the SunAmerica Series Trust.

TSA - A tax sheltered annuity qualified under and issued in accordance with the provisions of Section 403(b) of the IRC.

UNDERLYING FUND - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the Contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

----------------------------------------------------------------
----------------------------------------------------------------
                                   HIGHLIGHTS
----------------------------------------------------------------
----------------------------------------------------------------

The Polaris Plus Variable Annuity is a Contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed primarily for IRC 403(b) and IRA Contract investments to help you meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the Contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your Contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your Contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the Contract without charging a withdrawal charge. You will receive whatever your Contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS PLUS VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the Contract. Each year we deduct separate account charges, which equal a maximum of 1.25% annually of the average daily net asset value of your Contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the Contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment, depending on your employment status at the time the Contract is issued. The maximum amount of the withdrawal charge declines over five or six years. After a Purchase Payment has been in the Contract for six complete years, or five complete years if you were separated from service at the time the Contract was issued, withdrawal charges no longer apply to that Purchase Payment. Please see the FEE TABLE, PURCHASING A POLARIS PLUS VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your Contract during the Accumulation Phase, however, withdrawal restrictions may apply. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase may be considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the Contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking annuity income, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different annuity income options, including an option for annuity income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your Contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. Please see ALLOCATION OF PURCHASE PAYMENTS in the prospectus for the address to which you must send Purchase Payments.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE
PAYMENT)(1).................................................  6%


TRANSFER FEE................................................  None(2)


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE....................................................None

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

Mortality and Expense Risk Fees.................................................  1.10%
Distribution Expense Fee........................................................  0.15%
                                                                                  -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..........................................  1.25%
                                                                                  =====

ADDITIONAL OPTIONAL FEATURE FEE
The Income Protector is an optional guaranteed minimum income benefit. You may elect either Income Protector option described below.

OPTIONAL INCOME PROTECTOR FEE
(Calculated as a percentage of your Contract value on the date of your effective enrollment in the program and then each subsequent Contract anniversary, plus Purchase Payments made since the prior Contract anniversary, less proportional withdrawals, and fees and charges applicable to those withdrawals)


                                                                                                ANNUAL FEE AS A % OF YOUR
OPTION                                                                            GROWTH RATE    INCOME BENEFIT BASE(3)
------                                                                            -----------   -------------------------
Income Protector Plus...........................................................     3.25%                0.15%
Income Protector Max............................................................     5.25%                0.30%


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


UNDERLYING FUND EXPENSES (AS OF JANUARY 31, 2007)



TOTAL ANNUAL TRUST OPERATING EXPENSES                                                       MINIMUM   MAXIMUM
-------------------------------------                                                       -------   -------
(expenses that are deducted from Underlying Funds of the Trusts, including management
fees, other expenses and 12b-1 fees, if applicable).......................................   0.50%     1.60%


FOOTNOTES TO THE FEE TABLE:


(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 5 or 6 years as follows:


   YEARS SINCE RECEIPT OF PURCHASE PAYMENT:....................   1    2    3    4    5    6   7+
   Schedule A*.................................................  6%   6%   5%   5%   4%   0%   0%
   Schedule B**................................................  6%   6%   5%   5%   4%   4%   0%

    * This Withdrawal Charge Schedule applies to participants who are separated from service at the time of Contract issue. See
      EXPENSES below.

   ** This Withdrawal Charge Schedule applies to all other participants.


(2) We reserve the right to charge $25 per transfer after the first 15 transfers in any contract year in the future.



(3) The fee is deducted from your Contract value annually.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES


(assuming maximum Separate Account annual expense of 1.25%, election of the optional Income Protector Max with an annualized fee of 0.30%, and investment in the Underlying Fund with total expenses of 1.60%)



(1) If you surrender your contract at the end of the applicable time period:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $918             $1,471            $2,049            $3,457
---------------------------------------------------------------------
---------------------------------------------------------------------



(2) If you annuitize your contract at the end of the applicable time period:(4)



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $318              $971             $1,649            $3,457
---------------------------------------------------------------------
---------------------------------------------------------------------



(3) If you do not surrender your contract:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $318             $  971            $1,649            $3,457
---------------------------------------------------------------------
---------------------------------------------------------------------


MINIMUM EXPENSE EXAMPLES


(assuming minimum separate account annual expense of 1.25%, no optional features are elected and investment in the underlying fund with total expenses of 0.50%)



(1) If you surrender your contract at the end of the applicable time period:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $778             $1,051            $1,349            $2,062
---------------------------------------------------------------------
---------------------------------------------------------------------



(2) If you annuitize your contract at the end of the applicable time period:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $178              $551             $  949            $2,062
---------------------------------------------------------------------
---------------------------------------------------------------------



(3) If you do not surrender your contract:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $178              $551             $  949            $2,062
---------------------------------------------------------------------
---------------------------------------------------------------------


EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as total annual Underlying Fund expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. Examples reflecting application of optional features and benefits use the highest fees and charges at which those features are being offered. The fee for the Income Protector feature is not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.


4. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. Please SEE INCOME OPTIONS BELOW.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

----------------------------------------------------------------

----------------------------------------------------------------
                       THE POLARIS PLUS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

We issue the Polaris Plus variable annuity to certain groups and/or individuals which qualify to purchase Contracts to fund their Tax Sheltered Annuity ("TSA") pursuant to Section 403(b) of the Internal Revenue Code ("IRC") or IRA retirement savings investments pursuant to Section 408(b) of the IRC. For TSA Contracts, the Contract may be issued to a group Contractholder (usually your employer or plan trustee) for the benefit of the Participants in the group (you and other employees in the group).

As a Participant under a group Contract you will receive a certificate which explains your rights under the Contract. In certain situations an individual Contract will be issued directly to you.

A TSA Polaris Plus participant may choose to convert their 403(b) to an IRA if they separate from service. Generally, all of the same features, charges and benefits will apply to a Contract converted to an IRA, as was applicable to a participant's TSA, so long as no conflict arises with the appropriate provisions of the IRC. We will only specifically address IRAs in this Prospectus to the extent that applicable IRC provisions and/or any other state or federal laws, require different treatment.

Generally, an annuity is a Contract between you and an insurance company. For Plans governed by Employee Retirement Income Security Act of 1974 ("ERISA"), the Contract may be owned by Plan Sponsor, Trustee or some other employee association. Your retirement plan allows you to invest money on which you have not already paid taxes and your earnings grow tax deferred. In addition, funding that Plan with a variable annuity provides certain benefits. You should decide whether the benefits are right for you. Among other features the Contract offers:

     - Investment Options: Various investment options available in one Contract, including both variable and fixed-rate investing.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: You receive a stream of income for your lifetime if elected, or another available period you select.

We developed this variable annuity to help you contribute to your retirement savings. Your contributions may come from payroll deductions arranged through your employer for TSAs. Contracts may also be funded by direct transfers or direct rollovers from other retirement savings plans. Existing Polaris Plus 403(b) Contracts may be converted to an IRA upon a separation from service. Additionally, those IRA Contract holders may make on-going contributions subject to restrictions set forth in the IRC.

This Contract has two stages, the Accumulation Phase and the Income Phase. Your Contract is in the Accumulation Phase when you make payments into the Contract. During the Accumulation Phase, generally you have the advantage of making Purchase Payments before paying taxes on the contributions. In addition, as a function of IRC provisions, taxes on your earnings are deferred until withdrawal. The Income Phase begins when you request that we start making income payments to you out of the money accumulated in your Contract.

The Contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your Contract depends on the performance of the Variable Portfolios in which you invest.

The Contract may also offer Fixed Accounts, which earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the Contract depends on the total interest credited to the Fixed Account in which you are invested.

For more information on investment options available under this Contract SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, SEE FEE TABLES ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

----------------------------------------------------------------
----------------------------------------------------------------
                   PURCHASING A POLARIS PLUS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

A Purchase Payment is the money you give us to buy a Contract. Any additional money you give us to invest in your Contract after purchase is a subsequent Purchase Payment. You make payments into your Contract in two ways:

     - salary reduction contributions, arranged through your employer; and/or

     - direct transfer or direct rollover from an existing retirement plan.

If you enter into a salary reduction agreement with your employer to make Purchase Payments, there is no minimum initial payment. If you do not establish such a salary reduction agreement, and only contribute through direct transfer or direct rollover, the minimum initial Purchase Payment is $2,000.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

In general, we will not issue a TSA or IRA contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. Upon proof satisfactory to us that minimum distribution requirements are being satisfied or are not yet required, we may issue a contract to anyone under age 81. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older owner is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax advisor before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in "good order," including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us.

An initial Purchase Payment will be priced within two business days after it is received by us in good order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in good order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in good order if the request is received before Market Close. If the subsequent Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file.

Purchase Payments submitted by check can only be accepted by the Company at the following address:

AIG SunAmerica Life Assurance Company
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase payments sent to the Annuity Service Center will be forwarded to the address above.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

JP Morgan Chase National Processing Center
Lock Box 100330
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the appropriate address.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation

Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

     Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


RIGHT TO EXAMINE


You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

----------------------------------------------------------------

----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We have included the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by AIG SunAmerica Asset Management Corp., a wholly-owned subsidiary of the Company.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     ANCHOR SERIES TRUST - CLASS 1

     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     SUNAMERICA SERIES TRUST - CLASS 1

     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").


              (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

            VARIABLE PORTFOLIOS                               MANAGED BY:                   TRUST  ASSET CLASS
            -------------------                               -----------                   -----  -----------
Aggressive Growth Portfolio                   AIG SunAmerica Asset Management Corp.         SAST   STOCK
Alliance Growth Portfolio                     AllianceBernstein, L.P.                       SAST   STOCK
Asset Allocation Portfolio                    Edge Asset Management, Inc.(1)                AST    BALANCED
Balanced Portfolio(2)                         J.P. Morgan Investment Management Inc.        SAST   BALANCED
Capital Appreciation Portfolio                Wellington Management Company, LLP            AST    STOCK
Cash Management Portfolio                     Columbia Management Advisors, LLC             SAST   CASH
Corporate Bond Portfolio                      Federated Investment Management Company       SAST   BOND
Davis Venture Value Portfolio(3)              Davis Selected Advisers LLC                   SAST   STOCK
"Dogs" of Wall Street Portfolio(4)            AIG SunAmerica Asset Management Corp.         SAST   STOCK
Emerging Markets Portfolio                    Putnam Investment Management, Inc.            SAST   STOCK
Equity Index Portfolio                        FAF Advisors, Inc.                            SAST   STOCK
Equity Opportunities Portfolio(2)             OppenheimerFunds, Inc.                        SAST   STOCK
Fundamental Growth Portfolio(2)               Wells Capital Management Inc.                 SAST   STOCK
Global Bond Portfolio                         Goldman Sachs Asset Management International  SAST   BOND
Global Equities Portfolio                     J.P. Morgan Investment Management Inc.        SAST   STOCK
Government and Quality Bond Portfolio         Wellington Management Company, LLP            AST    BOND
Growth Portfolio                              Wellington Management Company, LLP            AST    STOCK
Growth-Income Portfolio                       AllianceBernstein, L.P.                       SAST   STOCK
High-Yield Bond Portfolio                     AIG SunAmerica Asset Management Corp.         SAST   BOND
International Diversified Equities Portfolio  Morgan Stanley Investment Management,         SAST   STOCK
                                              Inc.(5)
International Growth & Income Portfolio       Putnam Investment Management, Inc.            SAST   STOCK
Real Estate Portfolio                         Davis Selected Advisers LLC                   SAST   STOCK
Small Company Value Portfolio                 Franklin Advisory Services, LLC               SAST   STOCK
Telecom Utility Portfolio                     Massachusetts Financial Services Company      SAST   STOCK
Worldwide High Income Portfolio               Morgan Stanley Investment Management,         SAST   BOND
                                              Inc.(5)



(1) Edge Asset Management, Inc. was formerly known as WM Advisors, Inc.



(2) Balanced Portfolio was formerly known as SunAmerica Balanced; Equity Opportunities Portfolio was formerly known as Federated American Leaders; Fundamental Growth Portfolio was formerly known as Putnam Growth: Voyager.



(3) On November 17, 2006, pursuant to an order granted by the Securities and Exchange Commission, the Equity Income Portfolio (Class 1) was replaced by the Davis Venture Value Portfolio (Class 1). As a result, on that date, the Variable Accounts that invested in the Equity Income Portfolio were substituted into the Davis Venture Value Portfolio. The substitution was a tax-free reorganization.



(4) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income.



(5) Morgan Stanley Investment Management, Inc. does business in certain circumstances using the name "Van Kampen."



YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.


If applicable, your Plan may limit the Variable Portfolios available under your Contract.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS



We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.



FIXED ACCOUNTS


Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If your contract offered Fixed Accounts subject to a market value adjustment, please see the Market Value Adjustment ("MVA") Appendix in this prospectus for additional information.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial rollover Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. Please note, for administrative reasons, we accumulate all subsequent Purchase Payments made in a given month into a single trade, and apply the fixed rate of interest available at that time. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you chose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will be applicable to that subsequent Purchase Payment. Further, we will begin moving that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days interest prior to the first transfer to the target accounts.

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
    -------------------------------------------------------------------------
              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (www.aigsunamerica.com), in writing, by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


Any transfer request will be priced as of the day it is received by us in good order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES


We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.


In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 15 transfers within a rolling twelve-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail"). Once a contract triggers this "Standard U.S. Mail Policy," all transfer requests must be submitted by U.S. Mail for 12 months from the date of the triggering transfer. For example, if you made a transfer on August 16, 2007 and within the previous twelve months (from August 17, 2006 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2007 must be submitted by U.S. Mail (from August 17, 2007 through August 16, 2008). U.S. Mail includes any U.S. Postal Service delivery method that offers delivery no sooner than U.S. Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.



We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make;
(2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request; and/or (4) terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.


Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.


The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

UNDERLYING FUND FREQUENT TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures. While the Underlying Funds have their own policies and procedures that we may be obligated to enforce, you should assume that any protection you may have against potential harm from Short-Term trading is the protection provided by our Transfer Policies described above.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


It is likely that most of the investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund, as well as the intermediaries (including the Separate Account and the Variable Portfolios), invested in the such Underlying Fund. Further, if an Underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in activities that violate an Underlying Fund's short-term trading policies, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


AUTOMATIC ASSET REBALANCING

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.


----------------------------------------------------------------

----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your Contract in three ways:

     - by receiving income payments during the Income Phase, SEE INCOME OPTIONS BELOW;

     - by taking a loan in accordance with the provisions of your Plan and/or this Contract (TSA only); or

     - subject to the restrictions described below, by making a partial or total withdrawal.

Any request for withdrawal will be priced as of the day it is received by us in good order if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal before the end of the withdrawal charge period. If you made a total withdrawal, we also deduct premium taxes, if applicable.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of Contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

We may establish certain minimum withdrawal amounts or require that a minimum amount remain in a Variable Portfolio upon withdrawal. Please consult the Annuity Service Center for additional information. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and each fixed account option in which you are invested.

WITHDRAWAL RESTRICTIONS

Withdrawals under Section 403(b) Contracts are subject to the limitations under
Section 403(b)(11) of the IRC and any applicable Plan document. Section 403(b) provides that salary reduction contributions deposited and earnings credited on any salary reduction contributions after December 31, 1988 may only be withdrawn upon (1) death; (2) disability; (3) reaching age 59 1/2; (4) separation from service; or (5) occurrence of a hardship. Amounts accumulated in one Section 403(b)(1) Contract may be transferred to another Section 403(b)(1) Contract or
Section 403(b)(7) custodial account without a penalty under the IRC. Amounts accumulated in a Section 403(b)(7) custodial account and deposited in a Contract will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction contributions. For more information on these provisions. SEE TAXES BELOW.

If your Plan is subject to Title I of ERISA, your withdrawal request must be authorized by the Contractholder on your behalf. All withdrawal requests will require the Contractholder's written authorization and written documentation specifying the portion of your Contract value which is available for distribution to you.

If your Plan is not subject to Title I of ERISA and you own a TSA, you must certify to AIG SunAmerica Life that, one of the events listed in the IRC has occurred (and provide supporting information, if requested) and that AIG SunAmerica Life may rely on such representation in granting such a withdrawal request. The above does not apply to transfers to other Qualified investment alternatives. SEE TAXES BELOW. You should consult your tax adviser as well as review the provisions of any applicable Plan before requesting a withdrawal.

In addition to the restrictions noted above, a Plan may contain additional withdrawal or transfer restrictions.

Early withdrawals from a TSA or IRA, as defined under Section 72(q) and 72(t) of the IRC, may be subject to 10% penalty tax.

TEXAS OPTIONAL RETIREMENT PROGRAM

If you participate in the Texas Optional Retirement Program ("ORP") you must obtain a certificate of termination from your employer before you can redeem your Contract. We impose this requirement on you because the Texas Attorney General ruled that participants in ORP may redeem their Contract only upon termination of their employment by Texas public institutions of higher education, or upon retirement death or total disability.

SYSTEMATIC WITHDRAWAL PROGRAM

If you elect and the terms of any applicable Plan and/or the IRC allow, then we use money in your Contract to pay your monthly, quarterly, semiannual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. However, any such payments you elect to receive are subject to all applicable withdrawal charges, market value adjustments, income taxes, tax penalties and other withdrawal restrictions affecting your Contract. The minimum amount of each withdrawal is $50. There must be at least $500 remaining in your Contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2 at the time of withdrawal. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

WITHDRAWAL CHARGES, INCOME TAXES, TAX PENALTIES AND CERTAIN WITHDRAWAL RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE, INCLUDING SYSTEMATIC WITHDRAWALS.

LOANS

If you own a TSA and, if applicable, your Plan permits, you may take a loan from your Contract during the Accumulation Period. You may apply for a loan under the Contract by completing a loan application available from AIG SunAmerica Life. Loans are secured by a portion of your Contract Value. More information about loans, including interest rates, restrictions, terms of repayment and applicable fees and charges is available in the Certificate, the Endorsement and the Loan Agreement as well as from AIG SunAmerica Life's Annuity Service Center.

FREE WITHDRAWAL AMOUNT

If your Contract is subject to withdrawal charge schedule A, you may be able to withdraw 15% of your Purchase Payments each Contract year, free of a contractual withdrawal charge. The amount available for free withdrawal each year is reduced by the amount of any Purchase Payment previously withdrawn in that Contract year. However, upon a full surrender of your Contract, any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of surrender (except in the State of Washington).

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

----------------------------------------------------------------
----------------------------------------------------------------
                                 DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------

If you should die during the Accumulation Phase of your Contract, we pay a death benefit to your Beneficiary. For Contracts issued on or after November 24, 2003, the death benefit (unless limited by your Plan) equals the greater of:


     1. Total Purchase Payments reduced by the amount of any loan(s) outstanding plus accrued interest and reduced for withdrawals (and any fees and charges applicable to those withdrawals) in the same proportion that each withdrawal reduced Contract Value on the date of the withdrawal, or;



     2. Contract value.


For information on death benefits included in Contracts issued before November 24, 2003 please see the Statement of Additional Information.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase your Beneficiary receives any remaining guaranteed income payments (or a portion thereof) in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. Plans subject to Title 1 of ERISA may impose additional restrictions on beneficiary designation which are discussed in the Beneficiary Designation Form.

We calculate and pay the death benefit when we receive satisfactory proof of death and all required paperwork. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

The death benefit must be paid by December 31 of the calendar year containing the fifth anniversary of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin on or before December 31 of the calendar year immediately following the year of your death.

If the Beneficiary is the Participant's surviving spouse, the surviving spouse may elect to receive the entire death benefit in equal or substantially equal payments over their life or over a period not longer than their life expectancy, commencing at any date prior to the later of:

      (i) December 31 of the calendar year immediately following the calendar year in which the Participant died, and

     (ii) December 31 of the calendar year in which the Participant would have attained age 70 1/2.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

----------------------------------------------------------------
----------------------------------------------------------------
                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. FOR STATE-SPECIFIC EXPENSES, PLEASE SEE APPENDIX D -- STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH THE DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT CHARGES

Separate account charges may vary by Plan or group Contract. The annual separate account expenses on this Contract ranges from 0.85% to a maximum of 1.25%, annually of the value of your Contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of Contract distribution assumed by the Company. The separate account charges applicable to your Contract can be obtained by contacting your Plan Sponsor, Employer or financial representative or consulting your Contract Data page. There is no separate account charge deducted against amounts allocated to the fixed account options.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the Contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the Contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

The separate account charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.

WITHDRAWAL CHARGES

A withdrawal charge may apply against each Purchase Payment you put into the Contract if you seek withdrawal of that payment prior to the end of a specified period.

The withdrawal charge amount may vary by Plan. If applicable, the withdrawal charge equals a percentage of the Purchase Payment you take out of the Contract. The withdrawal charge percentage may decline over time for each Purchase Payment in the Contract. The applicable withdrawal charge schedule will appear on your Contract Data Page.


SEPARATED FROM SERVICE AT CONTRACT ISSUE


(SCHEDULE A)

------------------------------------------------------------------
YEAR                              1     2     3     4     5     6
------------------------------------------------------------------
  WITHDRAWAL CHARGE              6%    6%    5%    5%    4%    0%
------------------------------------------------------------------

EMPLOYED AT CONTRACT ISSUE

(SCHEDULE B)

-------------------------------------------------------------------
YEAR                         1     2     3     4     5     6     7
-------------------------------------------------------------------
  WITHDRAWAL CHARGE         6%    6%    5%    5%    4%    4%    0%
-------------------------------------------------------------------

You may obtain information as to the withdrawal charge applicable to your Contract by contacting your Plan Sponsor, Employer, financial representative or by consulting your Contract Data page.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your Contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your Contract. If you withdraw all of your Contract value, we deduct any applicable withdrawal charge from the amount withdrawn.

We calculate charges due on a total withdrawal as of the day after we receive your request and your Contract. We return your Contract value less any applicable fees and charges. You will not receive the benefit of any available and prior free withdrawal amounts (applicable only to those subject to withdrawal charge Schedule A) if you make a complete withdrawal of your Contract.

Both the insurance charges and the withdrawal charges may vary by Plan and/or group Contract based on certain objective factors. SEE REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS CREDITED BELOW.

EXCEPTIONS TO WITHDRAWAL CHARGE


A withdrawal charge is not applicable to withdrawals requested in the following situations:


     - Annuitization (except if under the Income Protector Program) SEE INCOME OPTIONS ABOVE;

     - Death Benefits, SEE DEATH BENEFIT BELOW;

     - After your 10th Contract anniversary;

     - If you are subject to withdrawal charge Schedule A, 15% of your Purchase Payments each Contract year;

     - Disability occurring after Contract issue;

     - Hardship occurring after Contract issue;


     - After separation from service occurring after Contract issue;



     - loans in accordance with the requirements of ERISA and/or the IRC, the Plan and the Contract; or


     - to avoid Federal Income Tax penalties or satisfy income tax rules applicable to the Contract from which the withdrawal is made.

Additionally, upon conversion to an IRA from an existing Polaris Plus 403(b) Contract, IRA Contractholders will receive credit for time served in their prior Polaris Plus TSA variable annuity investment. This means we will carry over the 403(b) Purchase Payment history with respect to any potential withdrawal charges under the IRA.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

INCOME PROTECTOR

We charge a fee for the Income Protector program, as follows:


----------------------------------------------------------------------------------
                                                 ANNUAL FEE AS A % OF YOUR
                 OPTION                             INCOME BENEFIT BASE
----------------------------------------------------------------------------------
         Income Protector Plus                             0.15%
----------------------------------------------------------------------------------
          Income Protector Max                             0.30%
----------------------------------------------------------------------------------


Since the Income Benefit Base is only a calculation and does not provide a Contract value, we deduct the fee from your actual Contract value beginning on the Contract anniversary on which your enrollment in the program becomes effective. If you elect to participate in the Income Protector program at Contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program at some time after Contract issue, we begin deducting the annual fee on the Contract anniversary of or following election. We will deduct this charge from your Contract value on every Contract anniversary up to and including your Income Benefit Date.

UNDERLYING FUND EXPENSE

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

For more detailed information on these Underlying Fund fees, refer to the prospectuses for the Trusts.

TRANSFER FEE

We currently permit an unlimited number of transfers between investment options, every year. We reserve the right to limit the number of transfers to 15 per year, in the future, for both new and existing Contractholders. If we do impose such a limit you will be charged $25 for each transfer over that limit. SEE INVESTMENT OPTIONS ABOVE.

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit. SEE STATE APPENDIX BELOW.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED


Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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                                 INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5, once you begin receiving income payments, you cannot otherwise access your money through withdrawal or surrender.

Generally, for Qualified Contracts, the Annuity Date may be any day after you reach age 59 1/2 but not later than your 75th birthday. However, you may be required to begin taking minimum distributions by April 1 following the later of, the year in which you turn age 70 1/2 or the calendar year in which you retire. SEE TAXES BELOW.

As to TSAs and IRAs, an income payment is generally considered a withdrawal. Therefore, IRC withdrawal restrictions may limit the time at which income payments may begin. SEE ACCESS TO YOUR MONEY ABOVE.

If the Annuity Date is past your 85th birthday, your Contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

ANNUITY INCOME OPTIONS

Currently, this Contract offers 5 standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, We pay according to Option 3 for a period of 10 years.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your Contract. Under a TSA you, as the Participant, are always the Annuitant. Under an IRA you as the contract owner must always be the Annuitant. UNDER CERTAIN QUALIFIED CONTRACTS THE INCOME OPTION YOU SELECT MAY NOT EXCEED YOUR LIFE EXPECTANCY.

INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10, 15 OR 20 YEARS GUARANTEED


This option is similar to Option 1 above with an additional guarantee of payments for at least 10, 15 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since income Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.


THE OPTIONAL INCOME PROTECTOR FEATURE


If elected, this feature provides a future "safety net" in the event that, when you choose to begin receiving income payments, your Contract has not performed within a historically anticipated range. The Income Protector program offers you the ability to receive a guaranteed fixed minimum retirement income upon annuitization. With the Income Protector you can know the level of minimum income that will be available to you if, when you chose to begin the income phase of your Contract, down markets have negatively impacted your Contract value. We reserve the right to modify, suspend or terminate the Income Protector program at any time.


The Income Protector provides two levels of minimum retirement income. The two available options are the Income Protector Plus and Income Protector Max. If you enroll in the Income Protector program, we charge a fee based on the level of protection you select. The amount of the fee and how to enroll are described below. In order to utilize the benefit of the program you must follow the provisions discussed below.


Certain IRC restrictions on income options available to Qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACTHOLDERS, below.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

We base the amount of minimum income available to you if you take income payments using the Income Protector upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Income Benefit Base is equal to your Contract value. Your participation becomes effective on either the date of issue of the Contract (if elected at the time of application) or on the Contract anniversary following your enrollment in the program.

The Income Benefit Base is only a calculation. It does not represent a Contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your Contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

     (a) is,

          - for the first year of calculation, your Contract value on the date your participation in the program became effective, or;

          - for each subsequent year of calculation, the Income Benefit Base on the prior Contract anniversary, and;

     (b) is the sum of all Purchase Payments made into the Contract since the last Contract anniversary, and;

     (c) is all withdrawals and applicable fees and charges since the last Contract anniversary (excluding any positive MVA), in an amount proportionate to the amount by which such withdrawals decreased your Contract value.

The Income Benefit Base accumulates at one of the following annual growth rates from the date your enrollment becomes effective through your election to begin receiving income under the program:

-------------------------------------------------------
                OPTIONS                   GROWTH RATE*
-------------------------------------------------------
       The Income Protector Plus           3.25%
-------------------------------------------------------
        The Income Protector Max           5.25%
-------------------------------------------------------

* If you elect the Plus or Max feature on a subsequent anniversary, the Growth Rates may be different.

The growth rates for the Plus or Max features cease on the Contract anniversary following the Annuitant's 90th birthday.

ENROLLING IN THE PROGRAM

If you decide that you want the protection offered by the Income Protector program, you must elect the option of your choice by completing the Income Protector Election Form available through our Annuity Service Center. You may only elect one of the options, you can not change your election once made, and you can not terminate your enrollment. In order to obtain the benefit of the Income Protector program you may not begin the income phase for at least seven years following your enrollment.

STEP-UP OF YOUR INCOME BENEFIT BASE

You may also have the opportunity to "Step-Up" your Income Benefit Base. The Step-Up feature allows you to increase your Income Benefit Base to the amount of your Contract value on your Contract anniversary. You can only elect to Step-Up within the 30 days before the next Contract anniversary. The seven year waiting period required prior to electing income payments through the Income Protector is restarted if you step-up your Income Benefit Base.

You must complete the appropriate portion of the Income Protector Election Form to effect a Step-Up.

ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your Contract using the Income Protector Program ONLY within the 30 days after the seventh or later Contract anniversary following the later of,

     - the effective date of your enrollment in the Income Protector program, or

     - the Contract anniversary of your most recent Step-Up.

The Contract anniversary prior to your election to begin receiving income payments is your Income Benefit Date. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum fixed retirement income. To arrive at the minimum guaranteed fixed retirement income available to you, we apply the annuity rates stated in your Income Protector Endorsement for the income option you select to your final Income Benefit Base.

You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed under your selected annuity option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as your Income Benefit Date, and;

     (b) is any partial withdrawals of Contract value and any charges applicable to those withdrawals (excluding any positive MVA) and any withdrawal charges otherwise applicable, calculated as if you fully surrender your Contract at the Income Benefit Date, and any applicable premium taxes.

The income options available when using the Income Protector program to receive your retirement income are:

     - Life Annuity with 10 Year Period Certain, or

     - Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin the income phase, we will calculate your annual income using both your final Income Benefit Base and your Contract value. We will use the same income option for each calculation, however, the annuity factors used to calculate your income under the Income Protector will be different. You will receive whichever provides a greater stream of income. If you take Income Payments using the Income Protector your payments will be fixed in amount. You are not required to use the Income Protector to receive your Income Payments. The general provisions of your Contract provide other income options. However, we will not refund fees paid for the Income Protector if you begin taking Income Payments under the general provisions of your Contract. YOU MAY NEVER NEED TO RELY UPON THE INCOME PROTECTOR, IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NOTE TO QUALIFIED CONTRACTHOLDERS

Qualified Contracts generally require that you select an income option which does not exceed your life expectancy. That restriction may limit the benefit of the Income Protector program. To utilize the Income Protector you must take income payments under one of two income options. If those income options exceed your life expectancy you may be prohibited from receiving your guaranteed fixed income under the program. If you own a Qualified Contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

You should consult your tax advisor for information concerning your particular circumstances.

FEES ASSOCIATED WITH THE INCOME PROTECTOR

We charge a fee for the Income Protector program, as follows:



-------------------------------------------------------
                                        ANNUAL FEE
                                        AS A % OF
                                        YOUR INCOME
                OPTIONS                 BENEFIT BASE
-------------------------------------------------------
         Income Protector Plus            0.15%
-------------------------------------------------------
         Income Protector Max             0.30%
-------------------------------------------------------


Since the Income Benefit Base is only a calculation and does not provide a Contract value, we deduct the fee from your actual Contract value beginning on the Contract anniversary on which your enrollment in the program becomes effective.

If you elect to participate in the Income Protector program at Contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program at some time after Contract issue, we begin deducting the annual fee on the Contract anniversary of or following election. We will deduct this charge from your Contract value on every Contract anniversary up to and including your Income Benefit Date.

After a Step-Up, the fee for the Income Protector Max or Plus will be based on your Stepped-Up Income Benefit Base, and will be deducted from your Contract value beginning on the effective date of the step-up.

The Income Protector may not be available in your state. Please consult your financial representative for information regarding availability of this program in your state. SEE THE APPENDIX FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.

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                                     TAXES
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NOTE:  THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND
GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

AGGREGATION OF CONTRACTS


All Non-Qualified Contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;


     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);



     - for payment of health insurance if you are unemployed and meet certain requirements;



     - distributions from IRAs for higher education expenses;



     - distributions from IRAs for first home purchases;


     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities. The Department of the Treasury published proposed 403(b) regulations on November 16, 2004. These Treasury regulations, when issued in final form, could affect or limit contractual rights, including but not limited to the right to transfer amounts to another provider. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the Contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the Contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the Contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the Contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the Contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

----------------------------------------------------------------
----------------------------------------------------------------
                               OTHER INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Circumstances affecting AIG can have an impact on the Company. For example, downgrades or other ratings actions taken by the major rating agencies with respect to AIG can result in corresponding downgrades and ratings actions being taken with respect to the Company's ratings.

THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc., ("AIG SACS") Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SACS, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are retained by AIG SACS in connection with the distribution of the contracts.

THE SEPARATE ACCOUNT

The Company originally established the Separate Account, Variable Annuity Account Seven, under Arizona law on August 28, 1998. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.


You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these benefits through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.


THE GENERAL ACCOUNT

Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.


The Company has a support agreement in effect between the Company and its ultimate parent company, AIG, and the Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. See AIG SUPPORT AGREEMENT below and the Statement of Additional Information for more information regarding these arrangements.


GUARANTEE OF INSURANCE OBLIGATIONS

Insurance obligations under contracts issued by the Company are guaranteed by American Home, an affiliate of the Company. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and income options. The guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The guarantee provides that the Company's contract owners can enforce the guarantee directly.

The Company expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered, including obligations arising from Purchase Payments received after termination, until satisfied in full.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT


PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG SACS. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.25% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program.

ADDITIONAL CASH COMPENSATION. We may pay selling firms support fees in the form of additional cash compensation. These payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the selling firm's registered representatives about our products, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that selling firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms. We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from the fees and charges collected under the contract.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and NASD rules.

Commissions and other support fees may influence the way that a selling firm and its registered representatives market the contract and service customers who purchase the contract, and may influence the selling firm and its registered representatives to present this contract over others available in the market place. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST.

PAYMENTS WE RECEIVE

We may directly or indirectly receive payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. We generally receive two kinds of payments.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract owners, through their indirect investment in the Trusts, bear the costs of these investment management fees. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from AIG SAAMCo, our wholly-owned subsidiary, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for training to support sales of the Underlying Funds in the contract. These amounts may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

Along with other companies, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

On February 9, 2006, AIG announced that it had reached a resolution of claims and matters under investigation with the DOJ, the SEC, the Office of the New York Attorney General and the New York State Department of Insurance ("NYAG and DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company expects permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.

FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.

The consolidated financial statements, the financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control over Financial Reporting) incorporated in this prospectus by reference to the Annual Report on Form 10-K of AIG for the fiscal year ended December 31, 2006 have been so incorporated in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American Home, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

----------------------------------------------------------------

----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.


Separate Account................................    3
General Account.................................    3
Support Agreement Between the Company and AIG...    4
Performance Data................................    4
Income Payments.................................    7
Annuity Unit Values.............................    7
Death Benefits for Contracts Issued Before
  November 24, 2003.............................   12
Taxes...........................................   10
Distribution of Contracts.......................   14
Financial Statements............................   14

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                INCEPTION TO      FISCAL      FISCAL      FISCAL
                                                 FISCAL YEAR       YEAR        YEAR        YEAR
            POLARIS PLUS VARIABLE                   ENDED          ENDED       ENDED       ENDED
                 PORTFOLIOS                        4/30/99        4/30/00     4/30/01     4/30/02
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       15.48       16.18       24.02      17.202
                                               (b)                                9.66       6.660
  Ending AUV.................................  (a)       16.18       24.02       17.20      13.067
                                               (b)                                6.66       5.079
  Ending Number of AUs.......................  (a)      28,487     907,848     951,846     893,284
                                               (b)                                 463         980

--------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       40.86       40.20       49.82      35.913
                                               (b)                                8.81       7.072
  Ending AUV.................................  (a)       40.20       49.82       35.91      28.657
                                               (b)                                7.07       5.666
  Ending Number of AUs.......................  (a)     147,759   2,826,566   2,862,749   2,724,668
                                               (b)                                 694       3,136

--------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 9/19/05)
  Beginning AUV..............................  (a)       18.47       19.16       19.87      19.099
                                               (b)
  Ending AUV.................................  (a)       19.16       19.87       19.10      18.333
                                               (b)
  Ending Number of AUs.......................  (a)      27,027     593,068     638,666     602,916
                                               (b)

--------------------------------------------------------------------------------------------------
BALANCED - SAST Class 1 Shares
(formerly SunAmerica Balanced)
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       17.30       17.48       19.40      16.396
                                               (b)                                9.32       8.067
  Ending AUV.................................  (a)       17.48       19.40       16.40      14.298
                                               (b)                                8.07       7.063
  Ending Number of AUs.......................  (a)     254,773   4,976,910   4,927,161   4,592,956
                                               (b)                                 399       2,546

--------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       27.21       28.69       45.44      37.392
                                               (b)                               10.00       8.575
  Ending AUV.................................  (a)       28.69       45.44       37.39      31.686
                                               (b)                                8.57       7.295
  Ending Number of AUs.......................  (a)      52,736     878,168     935,668     939,065
                                               (b)                                 818       3,904

--------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 1/26/01)
  Beginning AUV..............................  (a)       11.95       11.99       12.45      13.012
                                               (b)                               10.22      10.325
  Ending AUV.................................  (a)       11.99       12.45       13.01      13.185
                                               (b)                               10.32      10.505
  Ending Number of AUs.......................  (a)     337,271   2,131,823   2,060,001   1,839,033
                                               (b)                               1,701       3,026

--------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 4/6/01)
  Beginning AUV..............................  (a)       13.09       13.15       12.77      13.649
                                               (b)                               10.00       9.958
  Ending AUV.................................  (a)       13.15       12.77       13.65      14.359
                                               (b)                                9.96      10.517
  Ending Number of AUs.......................  (a)      32,037     600,023     644,043     685,610
                                               (b)                                   5         255

--------------------------------------------------------------------------------------------------

                                                FISCAL      FISCAL      FISCAL      FISCAL       FISCAL
                                                 YEAR        YEAR        YEAR        YEAR         YEAR
            POLARIS PLUS VARIABLE                ENDED       ENDED       ENDED       ENDED       ENDED
                 PORTFOLIOS                     4/30/03     4/30/04     4/30/05     4/30/06     4/30/07
---------------------------------------------  ----------------------------------------------------------
---------------------------------------------  ----------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     13.067      10.587      12.923      14.167       17.412
                                                   5.079       4.131       5.063       5.573        6.877
  Ending AUV.................................     10.587      12.923      14.167      17.412       19.606
                                                   4.131       5.063       5.573       6.877        7.774
  Ending Number of AUs.......................    812,929     790,356     693,354     535,535      437,327
                                                     288         310          22          12           12
--------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     28.657      24.004      26.836      27.116       34.464
                                                   5.666       4.756       5.349       5.426        6.924
  Ending AUV.................................     24.004      26.836      27.116      34.464       35.163
                                                   4.765       5.349       5.426       6.924        7.093
  Ending Number of AUs.......................  2,424,504   2,306,310   1,847,707   1,400,581    1,082,445
                                                   1,984       2,006       2,006       1,916        1,916
--------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 9/19/05)
  Beginning AUV..............................     18.333      17.703      20.967      22.195       24.400
                                                                                      13.223       13.939
  Ending AUV.................................     17.703      20.967      22.195      24.400       26.984
                                                                                      13.939       15.437
  Ending Number of AUs.......................    571,196     662,512     566,460     480,138      417,975
                                                                                           7           22
--------------------------------------------------------------------------------------------------
BALANCED - SAST Class 1 Shares
(formerly SunAmerica Balanced)
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     14.298      12.956      14.239      14.670       15.657
                                                   7.063       6.426       7.091       7.335        7.860
  Ending AUV.................................     12.956      14.239      14.670      15.657       17.453
                                                   6.426       7.091       7.335       7.860        8.796
  Ending Number of AUs.......................  4,022,365   3,723,491   2,949,416   2,192,601    1,710,123
                                                     837         837         630         630          630
--------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     31.686      27.782      34.031      34.158       43.027
                                                   7.295       6.422       7.899       7.960       10.067
  Ending AUV.................................     27.782      34.031      34.158      43.027       47.003
                                                   6.422       7.899       7.960      10.067       11.041
  Ending Number of AUs.......................    872,982     849,975     718,778     552,955      457,173
                                                   2,897       2,025       1,009       1,009        1,009
--------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 1/26/01)
  Beginning AUV..............................     13.185      13.171      13.080      13.092       13.373
                                                  10.505      10.536      10.505      10.557       10.827
  Ending AUV.................................     13.171      13.080      13.092      13.373       13.858
                                                  10.536      10.505      10.557      10.827       11.265
  Ending Number of AUs.......................  1,553,588   1,210,503   1,115,235     734,314      728,402
                                                   3,497       3,497       3,497           0           30
--------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 4/6/01)
  Beginning AUV..............................     14.359      15.637      16.594      17.235       17.476
                                                  10.517                              12.777       13.007
  Ending AUV.................................     15.637      16.594      17.235      17.476       18.754
                                                                                      13.007       14.014
  Ending Number of AUs.......................    679,219     634,989     500,897     368,666      299,842
                                                                                           0            0
--------------------------------------------------------------------------------------------------


       AUV - Accumulation Unit Value
       AU - Accumulation Units
       (a) Reflects 1.25% Separate Account Charges
       (b) Reflects 0.85% Separate Account Charges

                                                INCEPTION TO      FISCAL      FISCAL      FISCAL
                                                 FISCAL YEAR       YEAR        YEAR        YEAR
            POLARIS PLUS VARIABLE                   ENDED          ENDED       ENDED       ENDED
                 PORTFOLIOS                        4/30/99        4/30/00     4/30/01     4/30/02
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       25.34       26.76       30.39      28.201
                                               (b)                               10.00       9.864
  Ending AUV.................................  (a)       26.76       30.39       28.20      25.682
                                               (b)                                9.86       9.019
  Ending Number of AUs.......................  (a)      37,452     748,416     830,018     876,039
                                               (b)                                 719       4,088

--------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/15/04)
  Beginning AUV..............................  (a)        9.42       10.22        8.41       9.436
                                               (b)
  Ending AUV.................................  (a)       10.22        8.41        9.44      10.177
                                               (b)
  Ending Number of AUs.......................  (a)      30,615     665,329     640,566     657,864
                                               (b)

--------------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 10/24/00)
  Beginning AUV..............................  (a)        6.60        7.63        9.68       6.741
                                               (b)                               10.00       9.120
  Ending AUV.................................  (a)        7.63        9.68        6.74       7.366
                                               (b)                                9.12      10.010
  Ending Number of AUs.......................  (a)      18,838     588,449     588,363     599,115
                                               (b)                                  90         797

--------------------------------------------------------------------------------------------------
EQUITY INCOME* - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 4/4/01)
  Beginning AUV..............................  (a)       10.00       10.58        9.90      10.956
                                               (b)                               10.16      10.812
  Ending AUV.................................  (a)       10.58        9.90       10.96      10.476
                                               (b)                               10.81      10.378
  Ending Number of AUs.......................  (a)      36,063     705,007     737,673     790,207
                                               (b)                                  18         246

--------------------------------------------------------------------------------------------------
EQUITY INDEX - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................  (a)       10.00       10.26       10.82       9.277
                                               (b)                                8.98       8.357
  Ending AUV.................................  (a)       10.26       10.82        9.28       7.965
                                               (b)                                8.36       7.203
  Ending Number of AUs.......................  (a)     400,093   6,227,727   6,183,325   5,912,696
                                               (b)                                 201         907

--------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1 Shares
(formerly Federated American Leaders)
(Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV..............................  (a)       16.63       17.58       16.34      17.333
                                               (b)
  Ending AUV.................................  (a)       17.58       16.34       17.33      15.940
                                               (b)
  Ending Number of AUs.......................  (a)      25,264     422,715     445,284     477,854
                                               (b)

--------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 1 Shares
(formerly Putnam Growth: Voyager)
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       25.97       26.04       30.47      22.464
                                               (b)                               10.00       7.727
  Ending AUV.................................  (a)       26.04       30.47       22.46      17.538
                                               (b)                                7.73       6.057
  Ending Number of AUs.......................  (a)     149,215   1,971,364   1,966,522   1,831,599
                                               (b)                                 371       1,209

--------------------------------------------------------------------------------------------------

                                                FISCAL      FISCAL      FISCAL      FISCAL       FISCAL
                                                 YEAR        YEAR        YEAR        YEAR         YEAR
            POLARIS PLUS VARIABLE                ENDED       ENDED       ENDED       ENDED       ENDED
                 PORTFOLIOS                     4/30/03     4/30/04     4/30/05     4/30/06     4/30/07
---------------------------------------------  ----------------------------------------------------------
---------------------------------------------  ----------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     25.682      22.336      29.081      31.579       36.641
                                                   9.019       7.875      10.294      11.223       13.074
  Ending AUV.................................     22.336      29.081      31.579      36.641       41.733
                                                   7.875      10.294      11.223      13.074       14.951
  Ending Number of AUs.......................    837,110     860,682     736,735     611,559      640,930
                                                   1,413       1,375       1,204       1,168        1,168
--------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/15/04)
  Beginning AUV..............................     10.177       8.758      10.912      11.108       11.749
                                                              11.646      11.804      12.064       12.811
  Ending AUV.................................      8.758      10.912      11.108      11.749       13.680
                                                              11.804      12.064      12.811       14.977
  Ending Number of AUs.......................    647,923     609,287     496,507     377,380      301,715
                                                                   8           8           4            4
--------------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 10/24/00)
  Beginning AUV..............................      7.366       6.102       9.107      11.202       18.302
                                                  10.010                              15.408       25.275
  Ending AUV.................................      6.102       9.107      11.202      18.302       21.277
                                                                                      25.275       29.501
  Ending Number of AUs.......................    518,892     680,531     544,013     595,058      466,456
                                                                                           0            0
--------------------------------------------------------------------------------------------------
EQUITY INCOME* - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 4/4/01)
  Beginning AUV..............................     10.476       8.968      10.735      11.340       12.864
                                                  10.378                              11.386       12.942
  Ending AUV.................................      8.968      10.735      11.340      12.864          N/A
                                                                                      12.942          N/A
  Ending Number of AUs.......................    758,827     792,665     603,319     427,471          N/A
                                                                                          25          N/A
--------------------------------------------------------------------------------------------------
EQUITY INDEX - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................      7.965       6.794       8.190       8.555        9.708
                                                   7.203                               7.831        8.921
  Ending AUV.................................      6.794       8.190       8.555       9.708       10.984
                                                                                       8.921       10.134
  Ending Number of AUs.......................  5,344,702   5,140,659   4,114,983   3,059,876    2,345,019
                                                                                           0            0
--------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1 Shares
(formerly Federated American Leaders)
(Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV..............................     15.940      13.207      16.286      17.263       19.241
                                                                                           0            0
  Ending AUV.................................     13.207      16.286      17.263      19.241       21.474
                                                                                           0            0
  Ending Number of AUs.......................    463,108     428,881     329,288     225,546      175,835
                                                                                           0            0
--------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 1 Shares
(formerly Putnam Growth: Voyager)
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     17.538      14.568      16.767      16.392       19.012
                                                   6.057       5.051       5.835       5.728        6.668
  Ending AUV.................................     14.568      16.767      16.392      19.012       19.834
                                                   5.051       5.835       5.728       6.668        6.982
  Ending Number of AUs.......................  1,601,326   1,418,311   1,116,207     812,915      621,898
                                                     174         174         174         189          174
--------------------------------------------------------------------------------------------------



       AUV - Accumulation Unit Value


       AU - Accumulation Units


       (a) Reflects 1.25% Separate Account Charges


       (b) Reflects 0.85% Separate Account Charges


        * On November 17, 2006, pursuant to an order granted by the Securities and Exchange Commission, the Equity Income Portfolio (Class 1) was replaced by the Davis Venture Value Portfolio (Class 1). As a result, on that date, the Variable Accounts that invested in the Equity Income Portfolio were substituted into the Davis Venture Value Portfolio. The substitution was a tax-free reorganization.

                                                INCEPTION TO      FISCAL      FISCAL      FISCAL
                                                 FISCAL YEAR       YEAR        YEAR        YEAR
            POLARIS PLUS VARIABLE                   ENDED          ENDED       ENDED       ENDED
                 PORTFOLIOS                        4/30/99        4/30/00     4/30/01     4/30/02
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       14.43       14.54       14.36      15.454
                                               (b)                               10.00      10.481
  Ending AUV.................................  (a)       14.54       14.36       15.45      15.801
                                               (b)                               10.48      10.763
  Ending Number of AUs.......................  (a)      40,454     510,047     517,475     510,010
                                               (b)                                 446         446

--------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 12/11/00)
  Beginning AUV..............................  (a)       21.05       21.42       27.15      19.986
                                               (b)                               10.00       8.673
  Ending AUV.................................  (a)       21.42       27.15       19.99      16.270
                                               (b)                                8.67       7.089
  Ending Number of AUs.......................  (a)      14,587     587,483     621,167     598,333
                                               (b)                                 499       1,959

--------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 1
  Shares
(Inception Date - (a) 3/19/99 (b) 2/8/01)
  Beginning AUV..............................  (a)       13.60       13.60       13.50      14.844
                                               (b)                               10.69      10.717
  Ending AUV.................................  (a)       13.60       13.50       14.84      15.704
                                               (b)                               10.72      11.384
  Ending Number of AUs.......................  (a)     180,434   3,159,021   3,297,472   3,250,427
                                               (b)                                  25       3,422

--------------------------------------------------------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       27.45       28.24       34.09      29.136
                                               (b)                               10.00       8.745
  Ending AUV.................................  (a)       28.24       34.09       29.14      25.649
                                               (b)                                8.75       7.729
  Ending Number of AUs.......................  (a)      49,892     795,149     838,055     829,414
                                               (b)                               1,549       4,575

--------------------------------------------------------------------------------------------------
GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       29.83       30.82       36.49      30.347
                                               (b)                               10.00       8.734
  Ending AUV.................................  (a)       30.82       36.49       30.35      25.714
                                               (b)                                8.73       7.431
  Ending Number of AUs.......................  (a)     124,672   2,435,756   2,501,326   2,430,317
                                               (b)                                 201       1,872

--------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................  (a)       14.71       15.15       14.78      13.607
                                               (b)                               10.00       9.622
  Ending AUV.................................  (a)       15.15       14.78       13.61      12.745
                                               (b)                                9.62       9.049
  Ending Number of AUs.......................  (a)      23,707     375,439     380,713     368,246
                                               (b)                                  82         539

--------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST
Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/4/04)
  Beginning AUV..............................  (a)       13.99       14.36       15.36      12.332
                                               (b)
  Ending AUV.................................  (a)       14.36       15.36       12.33      10.238
                                               (b)
  Ending Number of AUs.......................  (a)      22,528     381,038     399,062     397,985
                                               (b)

--------------------------------------------------------------------------------------------------

                                                FISCAL      FISCAL      FISCAL      FISCAL       FISCAL
                                                 YEAR        YEAR        YEAR        YEAR         YEAR
            POLARIS PLUS VARIABLE                ENDED       ENDED       ENDED       ENDED       ENDED
                 PORTFOLIOS                     4/30/03     4/30/04     4/30/05     4/30/06     4/30/07
---------------------------------------------  ----------------------------------------------------------
---------------------------------------------  ----------------------------------------------------------
GLOBAL BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     15.801      16.849      16.975      17.683       18.119
                                                  10.763                              12.171       12.483
  Ending AUV.................................     16.849      16.975      17.683      18.119       18.629
                                                                                      12.483       12.832
  Ending Number of AUs.......................    476,778     424,680     337,148     257,706      212,271
                                                                                          24           24
--------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 12/11/00)
  Beginning AUV..............................     16.270      13.156      15.834      16.714       22.433
                                                   7.089       5.753       6.938       7.359        9.911
  Ending AUV.................................     13.156      15.834      16.714      22.433       26.137
                                                   5.753       6.938                   9.911       11.595
  Ending Number of AUs.......................    550,495     522,178     430,108     351,150      311,898
                                                     212         212                       0            0
--------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 1
  Shares
(Inception Date - (a) 3/19/99 (b) 2/8/01)
  Beginning AUV..............................     15.704      16.834      16.804      17.353       17.180
                                                  11.384      12.253      12.280      12.732       12.656
  Ending AUV.................................     16.834      16.804      17.353      17.180       18.078
                                                  12.253      12.280      12.732      12.656       13.371
  Ending Number of AUs.......................  3,259,053   2,682,883   1,995,979   1,474,874    1,180,632
                                                     326         175         132         132          132
--------------------------------------------------------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     25,649      21.660      26.870      28.327       33.323
                                                   7.729       6.553       8.163       8.640       10.204
  Ending AUV.................................     21.660      26.870      28.327      33.323       37.311
                                                   6.553       8.163       8.640      10.204       11.471
  Ending Number of AUs.......................    767,232     743,102     606,500     475,482      388,417
                                                   1,707       1,707       1,317       1,256        1,256
--------------------------------------------------------------------------------------------------
GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     25.714      22.086      26.313      26.725       31.224
                                                   7.431       6.407       7.659       7.809        9.160
  Ending AUV.................................     22.086      26.313      26.725      31.224       33.998
                                                   6.407       7.659       7.809       9.160       10.014
  Ending Number of AUs.......................  2,202,766   2,102,000   1,686,135   1,259,880      972,775
                                                     647         663         262         190          190
--------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................     12.745      13.073      15.445      17.310       19.922
                                                   9.049                              12.453       14.361
  Ending AUV.................................     13.073      15.445      17.310      19.922       22.094
                                                                                      14.361       15.950
  Ending Number of AUs.......................    352,067     340,552     272,262     201,721      188,501
                                                                                          22           21
--------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST
Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/4/04)
  Beginning AUV..............................     10.238       7.134       9.425      10.452       13.929
                                                                          10.295      11.072       14.799
  Ending AUV.................................      7.134       9.425      10.452      13.929       16.019
                                                                          11.072      14.799       17.080
  Ending Number of AUs.......................    378,565     390,108     341,679     317,227      276,894
                                                                              44          44           44
--------------------------------------------------------------------------------------------------



       AUV - Accumulation Unit Value


       AU - Accumulation Units


       (a) Reflects 1.25% Separate Account Charges


       (b) Reflects 0.85% Separate Account Charges

                                                INCEPTION TO      FISCAL      FISCAL      FISCAL
                                                 FISCAL YEAR       YEAR        YEAR        YEAR
            POLARIS PLUS VARIABLE                   ENDED          ENDED       ENDED       ENDED
                 PORTFOLIOS                        4/30/99        4/30/00     4/30/01     4/30/02
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH & INCOME - SAST Class 1
Shares
(Inception Date - (a) 3/24/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       11.81       12.87       14.13      12.641
                                               (b)                                9.09       8.725
  Ending AUV.................................  (a)       12.87       14.13       12.64      11.010
                                               (b)                                8.73       7.631
  Ending Number of AUs.......................  (a)      14,725     555,461     591,348     600,190
                                               (b)                                 213         807

--------------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) 10/24/00)
  Beginning AUV..............................  (a)        9.06        9.98        9.30      10.856
                                               (b)                               10.00      11.068
  Ending AUV.................................  (a)        9.98        9.30       10.86      12.265
                                               (b)                               10.97      12.434
  Ending Number of AUs.......................  (a)       5,242     182,417     209,952     269,182
                                               (b)                                  17       1,034

--------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 2/8/01)
  Beginning AUV..............................  (a)       10.00       10.96       12.65      14.522
                                               (b)                               10.00      10.068
  Ending AUV.................................  (a)       10.96       12.65       14.52      16.627
                                               (b)                               10.07      11.574
  Ending Number of AUs.......................  (a)       4,634     260,742     332,571     458,007
                                               (b)                                 211       1,010

--------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       14.44       14.98       14.69      13.699
                                               (b)                               10.00       9.595
  Ending AUV.................................  (a)       14.98       14.69       13.70      10.772
                                               (b)                                9.60
  Ending Number of AUs.......................  (a)      16,154     457,503     447,434     421,262
                                               (b)                                 161

--------------------------------------------------------------------------------------------------
WORLDWIDE HIGH INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) N/A)
  Beginning AUV..............................  (a)       13.99       14.77       15.85      14.743
                                               (b)
  Ending AUV.................................  (a)       14.77       15.85       14.74      14.685
                                               (b)
  Ending Number of AUs.......................  (a)       4,828     110,742     125,922     120,482
                                               (b)

--------------------------------------------------------------------------------------------------

                                                FISCAL      FISCAL      FISCAL      FISCAL       FISCAL
                                                 YEAR        YEAR        YEAR        YEAR         YEAR
            POLARIS PLUS VARIABLE                ENDED       ENDED       ENDED       ENDED       ENDED
                 PORTFOLIOS                     4/30/03     4/30/04     4/30/05     4/30/06     4/30/07
---------------------------------------------  ----------------------------------------------------------
---------------------------------------------  ----------------------------------------------------------
INTERNATIONAL GROWTH & INCOME - SAST Class 1
Shares
(Inception Date - (a) 3/24/99 (b) 10/24/00)
  Beginning AUV..............................     11.010       8.580      11.670      13.105       17.683
                                                   7.631       5.970       8.153       9.192       12.453
  Ending AUV.................................      8.580      11.670      13.105      17.683       20.692
                                                   5.970       8.153       9.192      12.453       14.630
  Ending Number of AUs.......................    576,640     583,393     551,102     501,721      496,563
                                                     668         750         750         722          712
--------------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) 10/24/00)
  Beginning AUV..............................     12.265      12.697      15.878      20.848       26.911
                                                  12.434      12.984      16.353      21.570       27.913
  Ending AUV.................................     12.697      15.878      20.848      26.911       33.682
                                                              16.353      21.570      27.913       35.000
  Ending Number of AUs.......................    322,682     341,188     319,242     265,567      250,482
                                                                   8           8          16           15
--------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 2/8/01)
  Beginning AUV..............................     16.627      13.176      17.750      20.462       27.190
                                                  11.574       9.207      12.453      14.413       19.229
  Ending AUV.................................     13.176      17.750      20.462      27.190       29.133
                                                   9.207      12.453      14.413      19.229       20.687
  Ending Number of AUs.......................    457,922     494,691     456,434     384,054      340,500
                                                     403         427         427         416          416
--------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     10.772       8.861      10.157      11.746       12.980
                                                               6.353       7.375       8.589        9.555
  Ending AUV.................................      8.861      10.157      11.746      12.980       16.747
                                                               7.375       8.589       9.555       12.388
  Ending Number of AUs.......................    358,152     330,953     276,507     208,914      175,767
                                                                  15          59          20           52
--------------------------------------------------------------------------------------------------
WORLDWIDE HIGH INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) N/A)
  Beginning AUV..............................     14.685      15.732      17.303      18.735       20.622
                                                                                           0            0
  Ending AUV.................................     15.732      17.303      18.735      20.622       22.587
                                                                                           0            0
  Ending Number of AUs.......................    115,713     118,994      94,361      78,790       69,724
                                                                                           0            0
--------------------------------------------------------------------------------------------------



       AUV - Accumulation Unit Value


       AU - Accumulation Units


       (a) Reflects 1.25% Separate Account Charges


       (b) Reflects 0.85% Separate Account Charges

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Depending on the issue date of your contract, your contract may offer multi-year Fixed Accounts. If you take money out of any available multi-year Fixed Accounts before the guarantee period ends, we may make an adjustment to your contract. We refer to this as a Market Value Adjustment ("MVA"). The MVA does not apply to any available one-year Fixed Accounts. The MVA reflects any difference in the interest rate environment between the time you placed your money in the multi-year Fixed Accounts and the time when you withdraw or transfer that money. Generally, this adjustment can increase or decrease your contract value or the amount of your withdrawal. If interest rates drop between the time you put your money into a multi-year Fixed Account and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we could post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without application of any MVA.

Regardless of the outcome of the MVA calculation, application of the MVA to any partial or full withdrawal or transfer from the multi-year Fixed Accounts after May 2, 2005, will not result in a negative adjustment to your contract value or the withdrawal amount. Thus, the MVA will not result in a loss of principal or previously credited interest for transactions after May 2, 2005. You will continue to receive any positive adjustment resulting from application of the MVA.

The information below applies only if you take money out of multi-year Fixed Accounts before the end of the Guarantee Period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Accounts. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Accounts from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                             [(1+I/(1+J+L)]N/12 - 1

     where:

       I is the interest rate you are earning on the money invested in the Fixed Account;

       J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;

       N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and

       L is 0.005 (Some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals from an Fixed Account under the following circumstances:

     - If a withdrawal or transfer made after May 2, 2005 results in a negative MVA calculation;

     - If a withdrawal or transfer is made within 30 days after the end of a guarantee period;

     -   If a withdrawal or transfer is made to pay contract fees and charges;

     -   To pay a death benefit; and

     -   Upon beginning an income option, if occurring on the Latest Annuity
         Date.

EXAMPLES OF THE MVA

    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the

    Guarantee Periods available or withdrawal charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 at a time when 18 months remain in the term you initially agreed to leave your money in the Fixed Account (N = 18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) Your contract was issued in a state where L = 0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free withdrawal amount.

The MVA factor is = [(1+I/(1+J+0.005)]N/12 - 1

                  = [(1.05)/(1.04+0.005)]18/12 - 1

                  = (1.004785)(1.5) - 1

                  = 1.007186 - 1

                  = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                         $4,000 X (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)]N/12 - 1

                  = [(1.05)/(1.04+0.005)]18/12 - 1

                  = (1.004785)(1.5) - 1

                  = 1.007186 - 1

                  = + 0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 X (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX C - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This table assumes a $100,000 initial investment in a Qualified Contract with no further premiums, no withdrawals, no step-ups, no premium taxes, current growth rates; and the election of optional Income Protector alternatives at Contract issue.


 -----------------------------------------------------------------------------------------------------------------
                               INCOME
 IF AT ISSUE                  PROTECTOR   ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:
 YOU ARE                       OPTION        1 - 6            7             10             15             20
 -----------------------------------------------------------------------------------------------------------------
 Male or Female                 Plus         5,500          6,379          8,275         10,931         10,931
 Age 45*                        Max          6,290          7,728         11,035         16,044         16,044
 -----------------------------------------------------------------------------------------------------------------
 Joint Spousal Owners           Plus         4,884          5,603          7,119          9,164          7,164
 Age 45                         Max          5,586          6,788          9,493         13,451         13,451
 -----------------------------------------------------------------------------------------------------------------



 * Life Annuity with 10-year Period Certain


** Joint and 100% Survivor Annuity with 20-Year Period Certain


This table assumes a $100,000 initial investment in a Nonqualified Contract with no further premiums, no withdrawals, no step-ups, no premium taxes, current growth rates; and the election of optional Income Protector alternatives at Contract issue.


 -----------------------------------------------------------------------------------------------------------------
                               INCOME
 IF AT ISSUE                  PROTECTOR   ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:
 YOU ARE                       OPTION        1 - 6            7             10             15             20
 -----------------------------------------------------------------------------------------------------------------
 Male                           Plus         5,744          6,683          8,717         11,571         11,571
 Age 45*                        Max          6,569          8,096         11,624         16,982         16,982
 -----------------------------------------------------------------------------------------------------------------
 Female                         Plus         5,256          6,075          7,833         10,292         10,292
 Age 45*                        Max          6,011          7,360         10,446         15,106         15,106
 -----------------------------------------------------------------------------------------------------------------



 * Life Annuity with 10-year Period Certain

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                  AND BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Market Value Adjustment           L equal to 0.0025                                             Florida
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender your  New Mexico
                                   contract or begin the Income Phase.                           Oregon
                                                                                                 Washington
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $25 fee.       Oregon
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10 fee.       Texas
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Plus Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                               GROUP & INDIVIDUAL

                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN




                         Polaris Plus Variable Annuity





This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated July 30, 2007 relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:


                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299




                                 JULY 30, 2007

                                TABLE OF CONTENTS



                                                              PAGE
                                                              ----
Separate Account...........................................     3

General Account............................................     3

Support Agreement Between the Company and AIG..............     4

Performance Data ..........................................     4

Annuity Income Payments....................................     7

Death Benefits for Contracts Issued Before
    November 24, 2003......................................     7

Annuity Unit Values........................................     8

Taxes......................................................    10

Distribution of Contracts..................................    18

Financial Statements.......................................    18

                                SEPARATE ACCOUNT


        Variable Annuity Account Seven (the "Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of Anchor National. Anchor National has since redomesticated to Arizona. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company (the "Company"). This was a name change only and did not affect the substance of any contract. The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a wholly owned subsidiary of AIG Retirement Services, Inc.(formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance, life insurance and retirement services, financial services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.


        The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

        The Separate Account is divided into Variable Portfolios, with the assets of each Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable annuity payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

        The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

        Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

                        AMERICAN HOME ASSURANCE COMPANY

        All references in this Statement of Additional Information to American Home Assurance Company ("American Home") apply only to contracts with a date of issue of December 29, 2006 or earlier. American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG").

                                 GENERAL ACCOUNT

        The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). Assets supporting amounts allocated to fixed investment options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                  SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG

        The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG on behalf of the Company.

                                PERFORMANCE DATA


PERFORMANCE INFORMATION

        From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Variable Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

        In addition, the Separate Account may advertise "total return" data for the Variable Portfolio (including the Cash Management Account) from the inception of the Separate Account. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

        For periods starting prior to the date the subaccounts were first offered to the public, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the Separate Account Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust Portfolio. Thus, such performance figures should not be construed to be actual historic performance of the relevant Separate Account Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

        Performance data for the various Portfolios are computed in the manner described below.


CASH MANAGEMENT PORTFOLIO


        Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

               Base Period Return = (EV-SV)/(SV)

        where:

              SV = value of one Accumulation Unit at the start of a 7 day period

              EV = value of one Accumulation Unit at the end of the 7 day period


        The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

        The current yield is then obtained by annualizing the Base Period
Return:

               Current Yield = (Base Period Return) x (365/7)

        The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                          365/7
               Effective Yield = [(Base Period Return + 1)      - 1]

        The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

        Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

        The Variable Portfolios of the Separate Account other than the Cash Management Portfolio also compute their performance data as "total return."


Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

               P(1+T)n = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

        These rates of return do not reflect election of any optional features. The rates of return would be lower if the optional features were included in the calculations. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

        The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the income option selected.

        The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

        For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

        For variable income payments, the amount of the second and each subsequent monthly annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.

ANNUITY INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

     If contract holders elect to begin income payments using the Income Protector feature, the income benefit base is determined as described in the prospectus. The initial income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the income option selected.

     The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly payment.


          DEATH BENEFIT FOR CONTRACTS ISSUED BEFORE NOVEMBER 24, 2003

The following details the death benefit options for contracts issued before November 24, 2003:

        If you should die during the Accumulation Phase of your contract, We pay a death benefit to your Beneficiary. The death benefit (unless limited by your Plan) equals the greater of:

          1. Total Purchase Payments minus total withdrawals and loans (and any fees and charges applicable to those withdrawals and/or loans) at the time We receive satisfactory proof of death; or;

          2. Contract Value at the time We receive satisfactory proof of death and all required paperwork.

        We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments (or a portion thereof) in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

                               ANNUITY UNIT VALUES

        The value of an Annuity Unit is determined independently for each Portfolio.

        The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Portfolio exceed 3.5%, variable income payments derived from allocations to that Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

        The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each income payment will vary accordingly.

        For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

        The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

        The NIF for any Portfolio for a certain month is determined by dividing
(a) by (b) where:

        (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

        (b) is the Accumulation Unit value of the Portfolio determined as of the end of the preceding month.

        The NIF for a Portfolio for a given month is a measure of the net investment performance of the Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than
1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Portfolio invests; it is also reduced by Separate Account asset charges.

        ILLUSTRATIVE EXAMPLE

        Assume that one share of a given Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                      NIF = ($11.46/$11.44)

                          = 1.00174825

        The change in Annuity Unit value for a Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                         (1/12)
               1/[(1.035)      ] = 0.99713732

        In the example given above, if the Annuity Unit value for the Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

VARIABLE INCOME PAYMENTS

        ILLUSTRATIVE EXAMPLE

        Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income payment date is $13.327695.

        P's first variable income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the factor of
4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = 4.92 x ($116,412.31/$1,000) = $572.75

        The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

             Annuity Units = $572.75/$13.256932 = 43.203812

        P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

             Second Payment = 43.203812 x $13.327695 = $575.81

        The third and subsequent variable income payments are computed in a manner similar to the second variable annuity payment.

        Note that the amount of the first variable income payment depends on the contract value in the relevant Portfolio on the Annuity Date and thus reflects the investment performance of the Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Portfolio). The net investment performance of the Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.


                                      TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of Qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

o  after attainment of age 59 1/2;

o  when paid to your beneficiary after you die;

o  after you become disabled (as defined in the IRC) ;

o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

o  dividends paid with respect to stock of a corporation described in IRC
   Section 404(k);

o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;


o payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

o for payment of health insurance if you are unemployed and meet certain requirements;

o  distributions from IRAs for higher education expenses;

o  distributions from IRAs for first home purchases;


o amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section.

Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into a Beneficiary IRA. A Beneficiary IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Beneficiary IRA in a direct "trustee-to-trustee" transfer. Beneficiary IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another investment option under the same plan, or in the case of a 403(b) plan or program, to another contract or account of the same plan type or from a Qualified Plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. The Department of the Treasury published proposed 403(b) regulations on November 16, 2004. These Treasury regulations, when issued in final form, could affect or limit contractual rights, including but not limited to the right to transfer amounts to another provider.


PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-qualified annuity contract may be exchanged in a tax-free transaction for another Non-qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2007 is the lesser of 100% of includible compensation or $15,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2007 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2007 may not exceed the lesser of $45,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2007 is the lesser of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2007. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $83,000, your contribution may be fully deductible; if your income is between $83,000 and $93,000, your contribution may be partially deductible and if your income is $93,000 or more, your contribution may not be deductible. If you are single and your income is less than $52,000, your contribution may be fully deductible; if your income is between $93,000 and $103,000, your contribution may be partially deductible and if your income is $103,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2007 is the lesser of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2007. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $166,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $114,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversions into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                            DISTRIBUTION OF CONTRACTS

        The contracts are offered through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. Contracts are offered on a continuous basis.


                              FINANCIAL STATEMENTS


The following financial statements of Variable Annuity Account Seven are included herein:

     -   Report of Independent Registered Public Accounting Firm

     -   Statement of Assets and Liabilities as of April 30, 2007

     -   Schedule of Portfolio Investments as of April 30, 2007

     -   Statement of Operations for the year ended April 30, 2007

     - Statement of Changes in Net Assets for the years ended April 30, 2007 and 2006

     -   Notes to Financial Statements

The following consolidated financial statements of AIG SunAmerica Life Assurance Company are incorporated by reference to Form N-4, Post-Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 20 under the Investment Company Act of 1940, File Nos. 333-63511 and 811-09003, filed on April 30, 2007, Accession No. 0000950124-07-002492:

     -   Report of Independent Registered Public Accounting Firm

     -   Consolidated Balance Sheet as of December 31, 2006 and 2005

     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2006, 2005 and 2004

     - Consolidated Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004

     -   Notes to Consolidated Financial Statements


The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.


The following statutory financial statements of American Home Assurance Company are included herein:

     -   Report of Independent Auditors

     - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2006 and 2005

     - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2006 and 2005

     -   Statements of Cash Flow for the years ended December 31, 2006 and 2005

     -   Notes to Statutory Basis Financial Statements



You should only consider the statutory financial statements of American Home that we include in this Statement of Additional Information as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee relating to contracts with a date of issue of December 29, 2006 or earlier.


PricewaterhouseCoopers, LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The financial statements referred to above are incorporated by reference or included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                             APRIL 30, 2007 AND 2006

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................    1
Statement of Assets and Liabilities, April 30, 2007 .......................    2
Schedule of Portfolio Investments, April 30, 2007 .........................   13
Statement of Operations, for the year ended April 30, 2007 ................   14
Statement of Changes in Net Assets, for the year ended April 30, 2007 .....   25
Statement of Changes in Net Assets, for the year ended April 30, 2006 .....   36
Notes to Financial Statements .............................................   42

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Seven

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Seven, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at April 30, 2007, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
July 23, 2007

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007

                                                                Government                                           Government
                                       Asset        Capital         and                      Asset       Capital          and
                                     Allocation  Appreciation  Quality Bond    Growth     Allocation  Appreciation  Quality Bond
                                     Portfolio     Portfolio     Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                     (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 3)    (Class 3)     (Class 3)
                                    -----------  ------------  ------------  -----------  ----------  ------------  ------------
Assets:
   Investments in Trust, at net
      asset value                   $18,467,182  $135,629,169   $87,861,069  $86,859,847  $1,488,630   $45,912,750   $28,430,845
Liabilities:                                  0             0             0            0           0             0             0
                                    -----------  ------------   -----------  -----------  ----------   -----------   -----------
Net assets:                         $18,467,182  $135,629,169   $87,861,069  $86,859,847  $1,488,630   $45,912,750   $28,430,845
                                    ===========  ============   ===========  ===========  ==========   ===========   ===========
   Accumulation units               $18,464,748  $135,402,414   $87,731,440  $86,796,135  $1,488,630   $45,912,750   $28,430,845
   Contracts in payout
      (annuitization) period              2,434       226,755       129,629       63,712           0             0             0
                                    -----------  ------------   -----------  -----------  ----------   -----------   -----------
      Total net assets              $18,467,182  $135,629,169   $87,861,069  $86,859,847  $1,488,630   $45,912,750   $28,430,845
                                    ===========  ============   ===========  ===========  ==========   ===========   ===========
Accumulation units outstanding          916,119     8,114,213     5,953,394    5,772,736     103,436     3,085,252     2,044,042
                                    ===========  ============   ===========  ===========  ==========   ===========   ===========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding            22         1,009           132        1,256          --            --            --
   Unit value of accumulation
      units                         $     15.44  $      11.04   $     13.37  $     11.47  $       --   $        --   $        --
Contracts with total expenses of
   0.85% (2):
   Accumulation units outstanding       486,982     7,129,711     4,489,941    5,064,807     102,264     2,999,950     2,010,771
   Unit value of accumulation
      units                         $     14.44  $      14.92   $     13.95  $     13.45  $    14.39   $     14.89   $     13.91
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding        11,140       526,320       282,689      318,256       1,172        85,302        33,271
   Unit value of accumulation
      units                         $     14.22  $      14.68   $     13.74  $     13.25  $    14.17   $     14.64   $     13.70
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding       417,975       457,173     1,180,632      388,417          --            --            --
   Unit value of accumulation
      units                         $     26.98  $      47.00   $     18.08  $     37.31  $       --   $        --   $        --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (Continued)

                                                  Natural   Aggressive    Alliance     Blue Chip      Cash      Corporate
                                       Growth    Resources    Growth       Growth       Growth     Management      Bond
                                     Portfolio   Portfolio   Portfolio    Portfolio    Portfolio   Portfolio    Portfolio
                                     (Class 3)   (Class 3)   (Class 1)    (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                    ----------  ----------  -----------  -----------  ----------  -----------  -----------
Assets:
   Investments in Trust, at net
      asset value                   $1,925,911  $2,521,228  $11,523,478  $47,489,197  $1,878,739  $23,875,174  $88,117,103
Liabilities:                                 0           0            0            0           0            0            0
                                    ----------  ----------  -----------  -----------  ----------  -----------  -----------
Net assets:                         $1,925,911  $2,521,228  $11,523,478  $47,489,197  $1,878,739  $23,875,174  $88,117,103
                                    ==========  ==========  ===========  ===========  ==========  ===========  ===========
   Accumulation units               $1,925,911  $2,521,228  $11,515,467  $47,403,758  $1,876,358  $23,873,915  $88,038,340
   Contracts in payout
      (annuitization) period                 0           0        8,011       85,439       2,381        1,259       78,763
                                    ----------  ----------  -----------  -----------  ----------  -----------  -----------
      Total net assets              $1,925,911  $2,521,228  $11,523,478  $47,489,197  $1,878,739  $23,875,174  $88,117,103
                                    ==========  ==========  ===========  ===========  ==========  ===========  ===========
Accumulation units outstanding         143,500     226,414      686,222    2,189,625     289,877    1,908,753    5,762,823
                                    ==========  ==========  ===========  ===========  ==========  ===========  ===========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding           --          --           12        1,916          --           30           --
   Unit value of accumulation
      units                         $       --  $       --  $      7.77  $      7.09  $       --  $     11.27  $        --
Contracts with total expenses of
   0.85% (2):
   Accumulation units outstanding      141,950     221,813      219,154    1,024,731     270,415    1,151,031    5,124,405
   Unit value of accumulation
      units                         $    13.42  $    11.14  $     11.87  $      8.53  $     6.49  $     11.68  $     15.12
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding        1,550       4,601       29,729       80,533      19,462       29,290      338,576
   Unit value of accumulation
      units                         $    13.21  $    11.11  $     11.70  $      8.40  $     6.39  $     11.53  $     14.88
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding           --          --      437,327    1,082,445          --      728,402      299,842
   Unit value of accumulation
      units                         $       --  $       --  $     19.61  $     35.16  $       --  $     13.86  $     18.75

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (Continued)

                                                                                                      Federated
                                    Davis Venture   "Dogs" of     Emerging    Equity      Equity       American      Global
                                        Value      Wall Street    Markets     Income       Index       Leaders        Bond
                                      Portfolio     Portfolio    Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
                                      (Class 1)     (Class 1)    (Class 1)   (Class 1)   (Class 1)    (Class 1)    (Class 1)
                                    -------------  -----------  -----------  ---------  -----------  -----------  -----------
Assets:
   Investments in Trust, at net
      asset value                    $148,405,314   $5,265,702  $16,152,724     $ 0     $25,756,567  $22,389,453  $12,192,862
Liabilities:                                    0            0            0       0               0            0            0
                                     ------------   ----------  -----------     ---     -----------  -----------  -----------
Net assets:                          $148,405,314   $5,265,702  $16,152,724     $ 0     $25,756,567  $22,389,453  $12,192,862
                                     ============   ==========  ===========     ===     ===========  ===========  ===========
   Accumulation units                $148,261,529   $5,219,343  $16,128,417     $ 0     $25,686,629  $22,357,068  $12,105,493
   Contracts in payout
      (annuitization) period              143,785       46,359       24,307       0          69,938       32,385       87,369
                                     ------------   ----------  -----------     ---     -----------  -----------  -----------
      Total net assets               $148,405,314   $5,265,702  $16,152,724     $ 0     $25,756,567  $22,389,453  $12,192,862
                                     ============   ==========  ===========     ===     ===========  ===========  ===========
Accumulation units outstanding          8,070,942      373,356      705,715       0       2,345,019    1,550,960      818,750
                                     ============   ==========  ===========     ===     ===========  ===========  ===========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding           1,168            4           --      --              --           --           24
   Unit value of accumulation
      units                          $      14.95   $    14.98  $        --     $--     $        --  $        --  $     12.83
Contracts with total expenses of
   0.85% (2):
   Accumulation units outstanding       6,832,256       63,762      218,900      --              --    1,293,204      555,693
   Unit value of accumulation
      units                          $      16.39   $    15.91  $     26.06     $--     $        --  $     13.55  $     13.60
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding         596,588        7,875       20,359      --              --       81,921       50,762
   Unit value of accumulation
      units                          $      16.14   $    15.70  $     25.70     $--     $        --  $     13.34  $     13.39
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding         640,930      301,715      466,456      --       2,345,019      175,835      212,271
   Unit value of accumulation
      units                          $      41.73   $    13.68  $     21.28     $--     $     10.98  $     21.47  $     18.63

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (Continued)

                                                  Goldman                                             International  International
                                       Global      Sachs       Growth-        Growth      High-Yield   Diversified      Growth
                                      Equities    Research     Income     Opportunities      Bond        Equities      & Income
                                     Portfolio    Portfolio   Portfolio      Portfolio     Portfolio    Portfolio      Portfolio
                                     (Class 1)    (Class 1)   (Class 1)      (Class 1)     (Class 1)    (Class 1)      (Class 1)
                                    -----------  ----------  -----------  -------------  -----------  -------------  -------------
Assets:
   Investments in Trust, at net
      asset value                   $12,617,488  $2,174,280  $46,157,588    $1,085,841   $20,788,545   $10,099,384    $33,618,066
Liabilities:                                  0           0            0             0             0             0              0
                                    -----------  ----------  -----------    ----------   -----------   -----------    -----------
Net assets:                         $12,617,488  $2,174,280  $46,157,588    $1,085,841   $20,788,545   $10,099,384    $33,618,066
                                    ===========  ==========  ===========    ==========   ===========   ===========    ===========
   Accumulation units               $12,606,796  $2,174,280  $46,008,827    $1,085,841   $20,745,207   $10,076,269    $33,573,398
   Contracts in payout
      (annuitization) period             10,692           0      148,761             0        43,338        23,115         44,668
                                    -----------  ----------  -----------    ----------   -----------   -----------    -----------
      Total net assets              $12,617,488  $2,174,280  $46,157,588    $1,085,841   $20,788,545   $10,099,384    $33,618,066
                                    ===========  ==========  ===========    ==========   ===========   ===========    ===========
Accumulation units outstanding          697,578     247,323    2,172,631       181,505     1,264,402       812,228      1,930,818
                                    ===========  ==========  ===========    ==========   ===========   ===========    ===========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding            --          --          190            --            21            44            712
   Unit value of accumulation
      units                         $        --  $       --  $     10.01    $       --   $     15.95   $     17.08    $     14.63
Contracts with total expenses of
   0.85% (2):
   Accumulation units outstanding       365,204     235,114    1,123,337       172,051     1,003,975       502,103      1,344,863
   Unit value of accumulation
      units                         $     11.59  $     8.80  $     10.92    $     5.97   $     15.47   $     10.59    $     16.29
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding        20,476      12,209       76,329         9,454        71,905        33,187         88,680
   Unit value of accumulation
      units                         $     11.41  $     8.66  $     10.75    $     6.23   $     15.24   $     10.43    $     16.05
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding       311,898          --      972,775            --       188,501       276,894        496,563
   Unit value of accumulation
      units                         $     26.14  $       --  $     34.00    $       --   $     22.09   $     16.02    $     20.69

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                  (Continued)

                                          MFS                                    Putnam                    Small
                                     Massachusetts    MFS Mid-     MFS Total     Growth:       Real       Company     SunAmerica
                                    Investors Trust  Cap Growth     Return      Voyager       Estate        Value      Balanced
                                       Portfolio     Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                       (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                    ---------------  ----------  ------------  -----------  -----------  ----------  -----------
Assets:
   Investments in Trust, at net
      asset value                      $6,629,932    $4,101,234  $177,627,795  $24,040,160  $22,020,106  $9,928,447  $35,003,995
Liabilities:                                    0             0             0            0            0           0            0
                                       ----------    ----------  ------------  -----------  -----------  ----------  -----------
Net assets:                            $6,629,932    $4,101,234  $177,627,795  $24,040,160  $22,020,106  $9,928,447  $35,003,995
                                       ==========    ==========  ============  ===========  ===========  ==========  ===========
   Accumulation units                  $6,626,870    $4,101,234  $177,408,692  $23,984,122  $22,015,201  $9,928,447  $34,817,179
   Contracts in payout
      (annuitization) period                3,062             0       219,103       56,038        4,905           0      186,816
                                       ----------    ----------  ------------  -----------  -----------  ----------  -----------
      Total net assets                 $6,629,932    $4,101,234  $177,627,795  $24,040,160  $22,020,106  $9,928,447  $35,003,995
                                       ==========    ==========  ============  ===========  ===========  ==========  ===========
Accumulation units outstanding            571,906       432,792    10,626,450    2,167,678      589,555     340,916    2,217,107
                                       ==========    ==========  ============  ===========  ===========  ==========  ===========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding              --            --            --          174           15         416          630
   Unit value of accumulation
      units                            $       --    $       --  $         --  $      6.98  $     35.00  $    20.69  $      8.80
Contracts with total expenses of
   0.85% (2):
   Accumulation units outstanding         520,392       396,768     9,897,648    1,420,199      310,783          --      483,642
   Unit value of accumulation
      units                            $    11.61    $     9.49  $      16.73  $      7.58  $     40.11  $       --  $     10.18
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding          51,514        36,024       728,802      125,407       28,275          --       22,712
   Unit value of accumulation
      units                            $    11.43    $     9.34  $      16.47  $      7.47  $     39.51  $       --  $     10.03
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding              --            --            --      621,898      250,482     340,500    1,710,123
   Unit value of accumulation
      units                            $       --    $       --  $         --  $     19.83  $     33.68  $    29.13  $     17.45

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (Continued)

                                                 Telecom     Worldwide   Aggressive    Alliance   Blue Chip     Cash
                                    Technology    Utility   High Income    Growth       Growth      Growth   Management
                                     Portfolio   Portfolio   Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                                     (Class 1)   (Class 1)   (Class 1)    (Class 3)   (Class 3)   (Class 3)   (Class 3)
                                    ----------  ----------  -----------  ----------  -----------  ---------  ----------
Assets:
   Investments in Trust, at net
      asset value                    $360,403   $3,559,841   $7,255,884   $321,940   $13,090,904   $204,059  $2,585,109
Liabilities:                                0            0            0          0             0          0           0
                                     --------   ----------   ----------   --------   -----------   --------  ----------
Net assets:                          $360,403   $3,559,841   $7,255,884   $321,940   $13,090,904   $204,059  $2,585,109
                                     ========   ==========   ==========   ========   ===========   ========  ==========
   Accumulation units                $360,403   $3,545,009   $7,255,088   $321,940   $13,090,904   $204,059  $2,585,109
   Contracts in payout
      (annuitization) period                0       14,832          796          0             0          0           0
                                     --------   ----------   ----------   --------   -----------   --------  ----------
      Total net assets               $360,403   $3,559,841   $7,255,884   $321,940   $13,090,904   $204,059  $2,585,109
                                     ========   ==========   ==========   ========   ===========   ========  ==========
Accumulation units outstanding        147,503      228,872      441,898     27,200     1,540,187     31,532     221,901
                                     ========   ==========   ==========   ========   ===========   ========  ==========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding          --           52           --         --            --         --          --
   Unit value of accumulation
      units                          $     --   $    12.39   $       --   $     --   $        --   $     --  $       --
Contracts with total expenses of
   0.85% (2):
   Accumulation units outstanding     130,818       48,522      351,732     26,652     1,513,459     31,483     221,876
   Unit value of accumulation
      units                          $   2.45   $    11.62   $    15.28   $  11.84   $      8.50   $   6.47  $    11.65
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding      16,685        4,531       20,442        548        26,728         49          25
   Unit value of accumulation
      units                          $   2.41   $    11.45   $    15.05   $  11.67   $      8.37   $   6.36  $    11.45
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding          --      175,767       69,724         --            --         --          --
   Unit value of accumulation
      units                          $     --   $    16.75   $    22.59   $     --   $        --   $     --  $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (Continued)

                                                                                         Federated
                                     Corporate   Davis Venture   "Dogs" of    Emerging    American    Foreign      Global
                                       Bond          Value      Wall Street    Markets    Leaders      Value        Bond
                                     Portfolio     Portfolio     Portfolio    Portfolio  Portfolio   Portfolio   Portfolio
                                     (Class 3)     (Class 3)     (Class 3)    (Class 3)  (Class 3)   (Class 3)   (Class 3)
                                    -----------  -------------  -----------  ----------  ---------  -----------  ----------
Assets:
   Investments in Trust, at net
      asset value                   $41,252,054   $38,159,680     $244,392   $2,030,305   $599,323  $17,227,088  $2,590,965
Liabilities:                                  0             0            0            0          0            0           0
                                    -----------   -----------     --------   ----------   --------  -----------  ----------
Net assets:                         $41,252,054   $38,159,680     $244,392   $2,030,305   $599,323  $17,227,088  $2,590,965
                                    ===========   ===========     ========   ==========   ========  ===========  ==========
   Accumulation units               $41,252,054   $38,159,680     $244,392   $2,030,305   $599,323  $17,227,088  $2,590,965
   Contracts in payout
      (annuitization) period                  0             0            0            0          0            0           0
                                    -----------   -----------     --------   ----------   --------  -----------  ----------
      Total net assets              $41,252,054   $38,159,680     $244,392   $2,030,305   $599,323  $17,227,088  $2,590,965
                                    ===========   ===========     ========   ==========   ========  ===========  ==========
Accumulation units outstanding        2,737,040     2,334,998       15,406       78,177     44,392    1,412,237     191,065
                                    ===========   ===========     ========   ==========   ========  ===========  ==========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding            --            --           --           --         --           --          --
   Unit value of accumulation
      units                         $        --   $        --     $     --   $       --   $     --  $        --  $       --
Contracts with total expenses of
   0.85% (2):
   Accumulation units outstanding     2,689,317     2,275,462       14,734       74,785     41,759    1,385,503     185,604
   Unit value of accumulation
      units                         $     15.08   $     16.35     $  15.87   $    25.99   $  13.51  $     12.20  $    13.57
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding        47,723        59,536          672        3,392      2,633       26,734       5,461
   Unit value of accumulation
      units                         $     14.84   $     16.09     $  15.63   $    25.63   $  13.31  $     12.17  $    13.36
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding            --            --           --           --         --           --          --
   Unit value of accumulation
      units                         $        --   $        --     $     --   $       --   $     --  $        --  $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (Continued)

                                                 Goldman                                          International  International
                                      Global      Sachs      Growth-       Growth     High-Yield   Diversified      Growth
                                     Equities   Research     Income    Opportunities     Bond        Equities      & Income
                                     Portfolio  Portfolio   Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                                     (Class 3)  (Class 3)   (Class 3)     (Class 3)    (Class 3)     (Class 3)     (Class 3)
                                    ----------  ---------  ----------  -------------  ----------  -------------  -------------
Assets:
   Investments in Trust, at net
      asset value                   $1,298,904   $978,668  $1,102,657     $520,946    $6,950,276    $2,272,248     $6,879,058
Liabilities:                                 0          0           0            0             0             0              0
                                    ----------   --------  ----------     --------    ----------    ----------     ----------
Net assets:                         $1,298,904   $978,668  $1,102,657     $520,946    $6,950,276    $2,272,248     $6,879,058
                                    ==========   ========  ==========     ========    ==========    ==========     ==========
   Accumulation units               $1,298,904   $978,668  $1,102,657     $520,946    $6,950,276    $2,272,248     $6,879,058
   Contracts in payout
      (annuitization) period                 0          0           0            0             0             0              0
                                    ----------   --------  ----------     --------    ----------    ----------     ----------
      Total net assets              $1,298,904   $978,668  $1,102,657     $520,946    $6,950,276    $2,272,248     $6,879,058
                                    ==========   ========  ==========     ========    ==========    ==========     ==========
Accumulation units outstanding         112,385    111,654     101,291       87,358       450,753       215,249        423,527
                                    ==========   ========  ==========     ========    ==========    ==========     ==========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding           --         --          --           --            --            --             --
   Unit value of accumulation
      units                         $       --   $     --  $       --     $     --    $       --    $       --     $       --
Contracts with total expenses of
   0.85% (2):
   Accumulation units outstanding      110,466    106,683     101,262       83,704       439,625       211,083        410,266
   Unit value of accumulation
      units                         $    11.56   $   8.77  $    10.89     $   5.95    $    15.42    $    10.56     $    16.25
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding        1,919      4,971          29        3,654        11,128         4,166         13,261
   Unit value of accumulation
      units                         $    11.38   $   8.63  $    10.67     $   6.21    $    15.20    $    10.40     $    16.01
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding           --         --          --           --            --            --             --
   Unit value of accumulation
      units                         $       --   $     --  $       --     $     --    $       --    $       --     $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (Continued)

                                                      MFS                                   Putnam
                                      Marsico    Massachusetts    MFS Mid-    MFS Total    Growth:      Real     Small & Mid
                                      Growth    Investors Trust  Cap Growth     Return     Voyager     Estate     Cap Value
                                     Portfolio     Portfolio      Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                                     (Class 3)     (Class 3)      (Class 3)   (Class 3)   (Class 3)   (Class 3)   (Class 3)
                                    ----------  ---------------  ----------  -----------  ---------  ----------  -----------
Assets:
   Investments in Trust, at net
      asset value                   $2,138,576      $174,212      $857,521   $45,763,499   $85,279   $4,083,352  $10,425,086
Liabilities:                                 0             0             0             0         0            0            0
                                    ----------      --------      --------   -----------   -------   ----------  -----------
Net assets:                         $2,138,576      $174,212      $857,521   $45,763,499   $85,279   $4,083,352  $10,425,086
                                    ==========      ========      ========   ===========   =======   ==========  ===========
   Accumulation units               $2,138,576      $174,212      $857,521   $45,763,499   $85,279   $4,083,352  $10,425,086
   Contracts in payout
      (annuitization) period                 0             0             0             0         0            0            0
                                    ----------      --------      --------   -----------   -------   ----------  -----------
      Total net assets              $2,138,576      $174,212      $857,521   $45,763,499   $85,279   $4,083,352  $10,425,086
                                    ==========      ========      ========   ===========   =======   ==========  ===========
Accumulation units outstanding         203,598        15,110        90,634     2,743,739    11,279      102,154      908,556
                                    ==========      ========      ========   ===========   =======   ==========  ===========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding           --            --            --            --        --           --           --
   Unit value of accumulation
      units                         $       --      $     --      $     --   $        --   $    --   $       --  $        --
Contracts with total expenses of
   0.85%(2):
   Accumulation units outstanding      188,139        12,996        88,541     2,672,769    11,239       99,677      897,041
   Unit value of accumulation
      units                         $    10.51      $  11.57      $   9.46   $     16.69   $  7.56   $    39.99  $     11.47
Contracts with total expenses
   of 1.10% :
   Accumulation units outstanding       15,459         2,114         2,093        70,970        40        2,477       11,515
   Unit value of accumulation
      units                         $    10.48      $  11.26      $   9.32   $     16.43   $  7.43   $    39.37  $     11.44
Contracts with total expenses
   of 1.25% :
   Accumulation units outstanding           --            --            --            --        --           --           --
   Unit value of accumulation
      units                         $       --      $     --      $     --   $        --   $    --   $       --  $        --

(1) Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (Continued)

                                    Small Company  SunAmerica               Telecom    Worldwide                  Strategic
                                        Value       Balanced   Technology   Utility   High Income    Comstock      Growth
                                      Portfolio     Portfolio   Portfolio  Portfolio   Portfolio     Portfolio    Portfolio
                                      (Class 3)     (Class 3)   (Class 3)  (Class 3)   (Class 3)    (Class II)   (Class II)
                                    -------------  ----------  ----------  ---------  -----------  ------------  ----------
Assets:
   Investments in Trust, at net
      asset value                     $3,367,814    $738,657     $39,385    $32,370    $1,559,010  $304,736,859  $9,424,612
Liabilities:                                   0           0           0          0             0             0           0
                                      ----------    --------     -------    -------    ----------  ------------  ----------
Net assets:                           $3,367,814    $738,657     $39,385    $32,370    $1,559,010  $304,736,859  $9,424,612
                                      ==========    ========     =======    =======    ==========  ============  ==========
   Accumulation units                 $3,367,814    $738,657     $39,385    $32,370    $1,559,010  $304,654,855  $9,424,612
   Contracts in payout
      (annuitization) period                   0           0           0          0             0        82,004           0
                                      ----------    --------     -------    -------    ----------  ------------  ----------
      Total net assets                $3,367,814    $738,657     $39,385    $32,370    $1,559,010  $304,736,859  $9,424,612
                                      ==========    ========     =======    =======    ==========  ============  ==========
Accumulation units outstanding           314,883      72,752      16,146      2,799       102,373    19,886,050     900,337
                                      ==========    ========     =======    =======    ==========  ============  ==========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding             --          --          --         --            --            --          --
   Unit value of accumulation
      units                           $       --    $     --     $    --    $    --    $       --  $         --  $       --
Contracts with total expenses of
   0.85% (2):
   Accumulation units outstanding        310,607      72,720      16,027      2,767        99,711    18,759,395     823,570
   Unit value of accumulation
      units                           $    10.70    $  10.15     $  2.44    $ 11.57    $    15.23  $      15.34  $    10.48
Contracts with total expenses
   of 1.10% :
   Accumulation units outstanding          4,276          32         119         32         2,662     1,126,655      76,767
   Unit value of accumulation
      units                           $    10.67    $   9.97     $  2.40    $ 11.41    $    15.01  $      15.13  $    10.37
Contracts with total expenses
   of 1.25% :
   Accumulation units outstanding             --          --          --         --            --            --          --
   Unit value of accumulation
      units                           $       --    $     --     $    --    $    --    $       --  $         --  $       --

(1) Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (Continued)

                                       Growth        Growth        Mid Cap        Asset        Global                      Growth-
                                     and Income    and Income       Value      Allocation      Growth        Growth        Income
                                      Portfolio     Portfolio     Portfolio       Fund          Fund          Fund          Fund
                                     (Class II)    (Class VC)    (Class VC)     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
Assets:
   Investments in Trust, at net
      asset value                   $257,912,123  $219,759,130  $165,297,895  $315,024,276  $293,600,783  $286,621,960  $502,013,296
Liabilities:                                   0             0             0             0             0             0             0
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net assets:                         $257,912,123  $219,759,130  $165,297,895  $315,024,276  $293,600,783  $286,621,960  $502,013,296
                                    ============  ============  ============  ============  ============  ============  ============
   Accumulation units               $257,656,913  $219,733,966  $165,274,939  $314,834,349  $293,557,104  $286,387,527  $501,874,400
   Contracts in payout
      (annuitization) period             255,210        25,164        22,956       189,927        43,679       234,433       138,896
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
      Total net assets              $257,912,123  $219,759,130  $165,297,895  $315,024,276  $293,600,783  $286,621,960  $502,013,296
                                    ============  ============  ============  ============  ============  ============  ============
Accumulation units outstanding        15,346,236    14,981,110     9,734,214    18,214,301    12,313,486    13,104,310    25,584,037
                                    ============  ============  ============  ============  ============  ============  ============
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding             --            --            --            --            --            --            --
   Unit value of accumulation
      units                         $         --  $         --  $         --  $         --  $         --  $         --  $         --
Contracts with total expenses of
   0.85% (2):
   Accumulation units outstanding     14,372,301    14,031,233     9,107,435    17,241,240    11,710,879    12,255,752    24,110,268
   Unit value of accumulation
      units                         $      16.82  $      14.68  $      16.99  $      17.31  $      23.86  $      21.89  $      19.64
Contracts with total expenses
   of 1.10% :
   Accumulation units outstanding        973,935       949,877       626,779       973,061       602,607       848,558     1,473,769
   Unit value of accumulation
      units                         $      16.57  $      14.50  $      16.78  $      17.12  $      23.60  $      21.65  $      19.40
Contracts with total expenses
   of 1.25% :
   Accumulation units outstanding             --            --            --            --            --            --            --
   Unit value of accumulation
      units                         $         --  $         --  $         --  $         --  $         --  $         --  $         --

(1) Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2007

                                                                         Net Asset Value     Net Asset
Variable Accounts                                             Shares        Per Share          Value          Cost
-----------------                                           ----------   ---------------   ------------   ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                      1,091,244        $16.92       $ 18,467,182   $ 15,520,057
   Capital Appreciation Portfolio (Class 1)                  3,131,059         43.32        135,629,169    109,450,533
   Government and Quality Bond Portfolio (Class 1)           5,865,088         14.98         87,861,069     87,341,421
   Growth Portfolio (Class 1)                                2,823,690         30.76         86,859,847     77,526,636
   Asset Allocation Portfolio (Class 3)                         88,318         16.86          1,488,630      1,408,097
   Capital Appreciation Portfolio (Class 3)                  1,069,728         42.92         45,912,750     42,467,430
   Government and Quality Bond Portfolio (Class 3)           1,903,395         14.94         28,430,845     28,037,750
   Growth Portfolio (Class 3)                                   62,823         30.66          1,925,911      1,775,697
   Natural Resources Portfolio (Class 3)                        42,980         58.66          2,521,228      2,239,259
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                       838,928        $13.74       $ 11,523,478   $ 11,723,884
   Alliance Growth Portfolio (Class 1)                       2,064,095         23.01         47,489,197     61,932,927
   Blue Chip Growth Portfolio (Class 1)                        254,373          7.39          1,878,739      1,566,247
   Cash Management Portfolio (Class 1)                       2,116,420         11.28         23,875,174     23,355,595
   Corporate Bond Portfolio (Class 1)                        7,294,917         12.08         88,117,103     85,810,806
   Davis Venture Value Portfolio (Class 1)                   4,325,406         34.31        148,405,314    109,070,934
   "Dogs" of Wall Street Portfolio (Class 1)                   432,824         12.17          5,265,702      4,165,762
   Emerging Markets Portfolio (Class 1)                        878,351         18.39         16,152,724     11,650,248
   Equity Income Portfolio (Class 1)                                 0          0.00                  0              0
   Equity Index Portfolio (Class 1)                          2,045,148         12.59         25,756,567     22,688,381
   Federated American Leaders Portfolio (Class 1)            1,158,378         19.33         22,389,453     17,883,141
   Global Bond Portfolio (Class 1)                           1,113,993         10.95         12,192,862     12,585,660
   Global Equities Portfolio (Class 1)                         722,363         17.47         12,617,488     11,463,455
   Goldman Sachs Research Portfolio (Class 1)                  230,927          9.42          2,174,280      1,689,486
   Growth-Income Portfolio (Class 1)                         1,610,463         28.66         46,157,588     44,634,292
   Growth Opportunities Portfolio (Class 1)                    165,506          6.56          1,085,841        978,164
   High-Yield Bond Portfolio (Class 1)                       2,685,636          7.74         20,788,545     19,396,431
   International Diversified Equities Portfolio (Class 1)      865,256         11.67         10,099,384      7,299,826
   International Growth & Income Portfolio (Class 1)         1,862,581         18.05         33,618,066     23,182,518
   MFS Massachusetts Investors Trust Portfolio (Class 1)       450,531         14.72          6,629,932      5,321,176
   MFS Mid-Cap Growth Portfolio (Class 1)                      399,133         10.28          4,101,234      4,247,754
   MFS Total Return Portfolio (Class 1)                      9,442,002         18.81        177,627,795    156,320,646
   Putnam Growth: Voyager Portfolio (Class 1)                1,438,014         16.72         24,040,160     28,401,975
   Real Estate Portfolio (Class 1)                             863,606         25.50         22,020,106     15,815,977
   Small Company Value Portfolio (Class 1)                     544,264         18.24          9,928,447      6,787,711
   SunAmerica Balanced Portfolio (Class 1)                   2,232,293         15.68         35,003,995     37,075,341
   Technology Portfolio (Class 1)                              130,265          2.77            360,403        344,179
   Telecom Utility Portfolio (Class 1)                         301,818         11.79          3,559,841      3,422,499
   Worldwide High Income Portfolio (Class 1)                   910,691          7.97          7,255,884      7,031,356
   Aggressive Growth Portfolio (Class 3)                        23,683         13.59            321,940        285,480
   Alliance Growth Portfolio (Class 3)                         571,549         22.90         13,090,904     12,405,010
   Blue Chip Growth Portfolio (Class 3)                         27,721          7.36            204,059        185,751
   Cash Management Portfolio (Class 3)                         230,017         11.24          2,585,109      2,551,796
   Corporate Bond Portfolio (Class 3)                        3,427,981         12.03         41,252,054     40,482,815
   Davis Venture Value Portfolio (Class 3)                   1,116,657         34.17         38,159,680     35,430,793
   "Dogs" of Wall Street Portfolio (Class 3)                    20,158         12.12            244,392        235,162
   Emerging Markets Portfolio (Class 3)                        111,105         18.27          2,030,305      1,854,862
   Federated American Leaders Portfolio (Class 3)               31,133         19.25            599,323        568,323
   Foreign Value Portfolio (Class 3)                           788,728         21.84         17,227,088     15,418,188
   Global Bond Portfolio (Class 3)                             238,707         10.85          2,590,965      2,605,024
   Global Equities Portfolio (Class 3)                          74,878         17.35          1,298,904      1,186,031
   Goldman Sachs Research Portfolio (Class 3)                  104,891          9.33            978,668        901,633
   Growth-Income Portfolio (Class 3)                            38,607         28.56          1,102,657      1,049,985
   Growth Opportunities Portfolio (Class 3)                     80,501          6.47            520,946        483,231
   High-Yield Bond Portfolio (Class 3)                         901,516          7.71          6,950,276      6,796,351
   International Diversified Equities Portfolio (Class 3)      196,157         11.58          2,272,248      2,035,036
   International Growth & Income Portfolio (Class 3)           381,198         18.05          6,879,058      6,248,696
   Marsico Growth Portfolio (Class 3)                          170,500         12.54          2,138,576      2,076,261
   MFS Massachusetts Investors Trust Portfolio (Class 3)        11,871         14.68            174,212        162,807
   MFS Mid-Cap Growth Portfolio (Class 3)                       84,589         10.14            857,521        781,509
   MFS Total Return Portfolio (Class 3)                      2,440,836         18.75         45,763,499     43,674,765
   Putnam Growth: Voyager Portfolio (Class 3)                    5,135         16.61             85,279         81,875
   Real Estate Portfolio (Class 3)                             161,120         25.34          4,083,352      3,935,627
   Small & Mid Cap Value Portfolio (Class 3)                   531,497         19.61         10,425,086      9,476,249
   Small Company Value Portfolio (Class 3)                     185,276         18.18          3,367,814      3,231,400
   SunAmerica Balanced Portfolio (Class 3)                      47,264         15.63            738,657        691,083
   Technology Portfolio (Class 3)                               14,406          2.73             39,385         37,959
   Telecom Utility Portfolio (Class 3)                           2,754         11.75             32,370         32,197
   Worldwide High Income Portfolio (Class 3)                   196,933          7.92          1,559,010      1,512,827
VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Comstock Portfolio                                       20,507,191        $14.86       $304,736,859   $263,061,903
   Strategic Growth Portfolio                                  315,204         29.90          9,424,612      7,737,505
   Growth and Income Portfolio                              11,760,699         21.93        257,912,123    223,707,089
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                               7,219,420        $30.44       $219,759,130   $187,468,889
   Mid Cap Value Portfolio                                   6,927,825         23.86        165,297,895    136,739,825
AMERICAN FUND INSURANCE SERIES (Class 2):
   Asset Allocation Fund                                    16,484,787        $19.11       $315,024,276   $260,519,432
   Global Growth Fund                                       11,781,733         24.92        293,600,783    220,878,404
   Growth Fund                                               4,232,457         67.72        286,621,960    219,832,249
   Growth-Income Fund                                       11,347,498         44.24        502,013,296    411,116,495

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007

                                                                Government                                             Government
                                       Asset        Capital         and                       Asset        Capital         and
                                    Allocation   Appreciation  Quality Bond     Growth     Allocation   Appreciation  Quality Bond
                                     Portfolio     Portfolio     Portfolio    Portfolio     Portfolio     Portfolio    Portfolio
                                     (Class 1)     (Class 1)     (Class 1)    (Class 1)   (Class 3)(1)  (Class 3)(1)  (Class 3)(1)
                                    -----------  ------------  ------------  -----------  ------------  ------------  ------------
Investment income:
   Dividends                        $   559,620   $   181,446  $  3,187,860  $   499,609    $  10,646    $        0    $ 151,992
                                    -----------   -----------  ------------  -----------    ---------    ----------    ---------
Expenses:
   Charges for distribution,
      mortality and expense risk       (195,576)   (1,179,457)     (839,999)    (762,942)      (4,954)     (149,450)     (87,624)
                                    -----------   -----------  ------------  -----------    ---------    ----------    ---------
Net investment income (loss)            364,044      (998,011)    2,347,861     (263,333)       5,692      (149,450)      64,368
                                    -----------   -----------  ------------  -----------    ---------    ----------    ---------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold          3,321,575     9,963,908    10,558,945    8,566,852      115,844        22,888      189,781
   Cost of shares sold               (2,996,486)   (9,401,868)  (10,527,212)  (8,605,376)    (114,801)      (23,026)    (189,071)
                                    -----------   -----------  ------------  -----------    ---------    ----------    ---------
Net realized gains (losses) from
   securities transactions              325,089       562,040        31,733      (38,524)       1,043          (138)         710
Realized gain distributions                   0       276,054             0    7,373,748            0        18,794            0
                                    -----------   -----------  ------------  -----------    ---------    ----------    ---------
Net realized gains (losses)             325,089       838,094        31,733    7,335,224        1,043        18,656          710
                                    -----------   -----------  ------------  -----------    ---------    ----------    ---------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                1,825,795    13,647,246    (1,780,696)   6,442,807            0             0            0
   End of period                      2,947,125    26,178,636       519,648    9,333,211       80,533     3,445,320      393,095
                                    -----------   -----------  ------------  -----------    ---------    ----------    ---------
Change in net unrealized
   appreciation (depreciation) of
   investments                        1,121,330    12,531,390     2,300,344    2,890,404       80,533     3,445,320      393,095
                                    -----------   -----------  ------------  -----------    ---------    ----------    ---------
Increase (decrease) in net assets
   from operations                  $ 1,810,463   $12,371,473  $  4,679,938  $ 9,962,295    $  87,268    $3,314,526    $ 458,173
                                    ===========   ===========  ============  ===========    =========    ==========    =========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                                     Natural    Aggressive      Alliance   Blue Chip      Cash       Corporate
                                        Growth      Resources      Growth        Growth      Growth    Management      Bond
                                      Portfolio     Portfolio    Portfolio     Portfolio   Portfolio    Portfolio    Portfolio
                                    (Class 3)(1)  (Class 3)(1)   (Class 1)     (Class 1)   (Class 1)    (Class 1)    (Class 1)
                                    ------------  ------------  -----------  ------------  ---------  ------------  -----------
Investment income:
   Dividends                         $   2,605      $  1,747    $    11,551  $     63,539  $   4,171  $    552,312  $ 3,652,229
                                     ---------      --------    -----------  ------------  ---------  ------------  -----------
Expenses:
   Charges for distribution,
      mortality and expense risk        (8,774)       (7,203)      (128,392)     (593,647)   (14,716)     (225,300)    (745,430)
                                     ---------      --------    -----------  ------------  ---------  ------------  -----------
Net investment income (loss)            (6,169)       (5,456)      (116,841)     (530,108)   (10,545)      327,012    2,906,799
                                     ---------      --------    -----------  ------------  ---------  ------------  -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold           140,876        48,370      2,946,903    13,753,029    231,996    18,812,048    5,231,231
   Cost of shares sold                (129,985)      (46,486)    (3,416,791)  (19,337,460)  (212,216)  (18,551,056)  (5,151,356)
                                     ---------      --------    -----------  ------------  ---------  ------------  -----------
Net realized gains (losses) from
   securities transactions              10,891         1,884       (469,888)   (5,584,431)    19,780       260,992       79,875
Realized gain distributions             60,680        10,055              0             0          0             0            0
                                     ---------      --------    -----------  ------------  ---------  ------------  -----------
Net realized gains (losses)             71,571        11,939       (469,888)   (5,584,431)    19,780       260,992       79,875
                                     ---------      --------    -----------  ------------  ---------  ------------  -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                       0             0     (2,104,758)  (20,990,379)   150,773       296,948     (942,499)
   End of period                       150,214       281,969       (200,406)  (14,443,730)   312,492       519,579    2,306,297
                                     ---------      --------    -----------  ------------  ---------  ------------  -----------
Change in net unrealized
   appreciation (depreciation) of
   investments                         150,214       281,969      1,904,352     6,546,649    161,719       222,631    3,248,796
                                     ---------      --------    -----------  ------------  ---------  ------------  -----------
Increase (decrease) in net assets
   from operations                   $ 215,616      $288,452    $ 1,317,623  $    432,110  $ 170,954  $    810,635  $ 6,235,470
                                     =========      ========    ===========  ============  =========  ============  ===========

(1) For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                       Davis                                                          Federated
                                      Venture     "Dogs" of     Emerging      Equity       Equity      American      Global
                                       Value     Wall Street    Markets       Income       Index       Leaders        Bond
                                     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                     (Class 1)     (Class 1)   (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
Investment income:
   Dividends                        $ 1,350,654  $   126,952  $   135,619  $   125,379  $   411,403  $   360,377  $ 1,070,077
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
Expenses:
   Charges for distribution,
      mortality and expense risk     (1,280,000)     (62,127)    (157,809)     (34,165)    (331,057)    (206,753)    (116,651)
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net investment income (loss)             70,654       64,825      (22,190)      91,214       80,346      153,624      953,426
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold         11,783,229    1,360,327    4,840,359    6,044,067    7,580,990    3,524,171    2,035,005
   Cost of shares sold               (9,601,023)  (1,162,397)  (3,510,753)  (6,804,566)  (7,382,135)  (3,057,011)  (2,027,550)
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net realized gains (losses) from
   securities transactions            2,182,206      197,930    1,329,606     (760,499)     198,855      467,160        7,455
Realized gain distributions                   0       85,465    2,297,554    2,035,158            0      255,282      221,243
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net realized gains (losses)           2,182,206      283,395    3,627,160    1,274,659      198,855      722,442      228,698
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period               22,785,059      650,930    5,922,853    1,030,943      200,581    2,846,755      438,076
   End of period                     39,334,380    1,099,940    4,502,476            0    3,068,186    4,506,312     (392,798)
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
Change in net unrealized
   appreciation (depreciation) of
   investments                       16,549,321      449,010   (1,420,377)  (1,030,943)   2,867,605    1,659,557     (830,874)
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
   from operations                  $18,802,181  $   797,230  $ 2,184,593  $   334,930  $ 3,146,806  $ 2,535,623  $   351,250
                                    ===========  ===========  ===========  ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                                  Goldman                                             International  International
                                       Global      Sachs       Growth-        Growth      High-Yield   Diversified       Growth
                                      Equities    Research     Income     Opportunities      Bond        Equities       & Income
                                     Portfolio   Portfolio    Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
                                     (Class 1)   (Class 1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                    -----------  ---------  ------------  -------------  -----------  -------------  -------------
Investment income:
   Dividends                        $   102,442  $   6,652  $    348,922    $       0    $ 1,473,393   $    36,909    $   358,607
                                    -----------  ---------  ------------  -------------  -----------  -------------  -------------
Expenses:
   Charges for distribution,
      mortality and expense risk       (128,411)   (18,473)     (539,600)      (9,020)      (182,138)      (92,548)      (276,108)
                                    -----------  ---------  ------------  -------------  -----------  -------------  -------------
Net investment income (loss)            (25,969)   (11,821)     (190,678)      (9,020)     1,291,255       (55,639)        82,499
                                    -----------  ---------  ------------  -------------  -----------  -------------  -------------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold          2,478,000    535,060    11,683,356      429,888      2,839,421     2,039,250      3,213,413
   Cost of shares sold               (2,574,802)  (445,057)  (12,493,836)    (417,971)    (2,761,532)   (1,668,595)    (2,426,812)
                                    -----------  ---------  ------------  -------------  -----------  -------------  -------------
Net realized gains (losses) from
   securities transactions              (96,802)    90,003      (810,480)      11,917         77,889       370,655        786,601
Realized gain distributions                   0          0             0            0              0             0        336,726
                                    -----------  ---------  ------------  -------------  -----------  -------------  -------------
Net realized gains (losses)             (96,802)    90,003      (810,480)      11,917         77,889       370,655      1,123,327
                                    -----------  ---------  ------------  -------------  -----------  -------------  -------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                 (790,341)   259,583    (3,294,912)     123,518        707,387     1,797,860      6,735,188
   End of period                      1,154,033    484,794     1,523,296      107,677      1,392,114     2,799,558     10,435,548
                                    -----------  ---------  ------------  -------------  -----------  -------------  -------------
Change in net unrealized
   appreciation (depreciation) of
   investments                        1,944,374    225,211     4,818,208      (15,841)       684,727     1,001,698      3,700,360
                                    -----------  ---------  ------------  -------------  -----------  -------------  -------------
Increase (decrease) in net assets
   from operations                  $ 1,821,603  $ 303,393  $  3,817,050    $ (12,944)   $ 2,053,871   $ 1,316,714    $ 4,906,186
                                    ===========  =========  ============    =========    ===========   ===========    ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                         MFS
                                    Massachusetts   MFS Mid-                  Putnam                    Small
                                      Investors       Cap      MFS Total     Growth:        Real       Company     SunAmerica
                                        Trust        Growth      Return      Voyager       Estate       Value       Balanced
                                      Portfolio    Portfolio   Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                      (Class 1)    (Class 1)   (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class 1)
                                    -------------  ---------  -----------  -----------  -----------  -----------  ------------
Investment income:
   Dividends                         $   45,358    $       0  $ 3,952,746  $     5,643  $   246,863  $     1,119  $    995,312
                                     ----------    ---------  -----------  -----------  -----------  -----------  ------------
Expenses:
   Charges for distribution,
      mortality and expense risk        (56,371)     (34,304)  (1,430,253)    (269,063)    (200,338)    (121,966)     (433,535)
                                     ----------    ---------  -----------  -----------  -----------  -----------  ------------
Net investment income (loss)            (11,013)     (34,304)   2,522,493     (263,420)      46,525     (120,847)      561,777
                                     ----------    ---------  -----------  -----------  -----------  -----------  ------------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold          1,055,535      759,123    7,353,957    5,823,862    4,011,566    2,105,143     8,988,406
   Cost of shares sold                 (960,703)    (877,900)  (6,809,336)  (7,730,519)  (2,878,545)  (1,533,486)  (10,322,563)
                                     ----------    ---------  -----------  -----------  -----------  -----------  ------------
Net realized gains (losses) from
   securities transactions               94,832     (118,777)     544,621   (1,906,657)   1,133,021      571,657    (1,334,157)
Realized gain distributions                   0            0    5,532,985            0    1,786,098      715,846             0
                                     ----------    ---------  -----------  -----------  -----------  -----------  ------------
Net realized gains (losses)              94,832     (118,777)   6,077,606   (1,906,657)   2,919,119    1,287,503    (1,334,157)
                                     ----------    ---------  -----------  -----------  -----------  -----------  ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                  638,020     (383,197)  10,070,377   (7,506,073)   4,796,933    3,682,441    (6,711,203)
   End of period                      1,308,756     (146,520)  21,307,149   (4,361,815)   6,204,129    3,140,736    (2,071,346)
                                     ----------    ---------  -----------  -----------  -----------  -----------  ------------
Change in net unrealized
   appreciation (depreciation) of
   investments                          670,736      236,677   11,236,772    3,144,258    1,407,196     (541,705)    4,639,857
                                     ----------    ---------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets
   from operations                   $  754,555    $  83,596  $19,836,871  $   974,181  $ 4,372,840  $   624,951  $  3,867,477
                                     ==========    =========  ===========  ===========  ===========  ===========  ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                                                           Aggressive     Alliance   Blue Chip      Cash
                                                   Telecom     Worldwide      Growth       Growth      Growth    Management
                                    Technology     Utility    High Income   Portfolio    Portfolio   Portfolio   Portfolio
                                     Portfolio    Portfolio    Portfolio    (Class 3)    (Class 3)   (Class 3)   (Class 3)
                                     (Class 1)    (Class 1)    (Class 1)       (1)          (1)         (1)         (1)
                                    ----------  ------------  -----------  -----------  -----------  ---------  -----------
Investment income:
   Dividends                         $      0   $   111,592   $   510,335   $      0     $      0    $      15  $    17,095
                                     --------   -----------   -----------   --------     --------    ---------  -----------
Expenses:
   Charges for distribution,
   mortality and expense risk          (3,156)      (37,935)      (65,044)    (1,242)     (41,308)      (1,217)     (11,230)
                                     --------   -----------   -----------   --------     --------    ---------  -----------
Net investment income (loss)           (3,156)       73,657       445,291     (1,242)     (41,308)      (1,202)       5,865
                                     --------   -----------   -----------   --------     --------    ---------  -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold           62,737       901,981     1,347,126     22,839        9,931      162,917    2,066,907
   Cost of shares sold                (65,849)   (1,015,374)   (1,362,594)   (21,072)      (9,972)    (156,349)  (2,055,991)
                                     --------   -----------   -----------   --------     --------    ---------  -----------
Net realized gains (losses) from
   securities transactions             (3,112)     (113,393)      (15,468)     1,767          (41)       6,568       10,916
Realized gain distributions                 0             0             0          0            0            0            0
                                     --------   -----------   -----------   --------     --------    ---------  -----------
Net realized gains (losses)            (3,112)     (113,393)      (15,468)     1,767          (41)       6,568       10,916
                                     --------   -----------   -----------   --------     --------    ---------  -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                  8,707      (717,605)         (329)         0            0            0            0
   End of period                       16,224       137,342       224,528     36,460      685,894       18,308       33,313
                                     --------   -----------   -----------   --------     --------    ---------  -----------
Change in net unrealized
   appreciation (depreciation) of
   investments                          7,517       854,947       224,857     36,460      685,894       18,308       33,313
                                     --------   -----------   -----------   --------     --------    ---------  -----------
Increase (decrease) in net assets
   from operations                   $  1,249   $   815,211   $   654,680   $ 36,985     $644,545    $  23,674  $    50,094
                                     ========   ===========   ===========   ========     ========    =========  ===========

(1) For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                                      Davis                                  Federated
                                      Corporate      Venture      "Dogs" of     Emerging      American       Foreign       Global
                                         Bond         Value      Wall Street     Markets       Leaders         Value        Bond
                                      Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                    (Class 3)(1)  (Class 3)(1)  (Class 3)(1)  (Class 3)(1)  (Class 3)(1)  (Class 3)(1)  (Class 3)(1)
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
Investment income:
   Dividends                         $  400,480    $   74,645     $    973      $  3,566      $  2,799     $   33,564     $ 58,109
                                     ----------    ----------     --------      --------      --------     ----------     --------
Expenses:
   Charges for distribution,
      mortality and expense risk       (129,023)     (121,104)        (642)       (6,195)       (2,375)       (49,118)      (8,184)
                                     ----------    ----------     --------      --------      --------     ----------     --------
Net investment income (loss)            271,457       (46,459)         331        (2,629)          424        (15,554)      49,925
                                     ----------    ----------     --------      --------      --------     ----------     --------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold            150,697         1,597       34,317         3,854        10,493         42,495       41,266
   Cost of shares sold                 (150,158)       (1,601)     (33,869)       (3,851)      (10,378)       (41,033)     (42,280)
                                     ----------    ----------     --------      --------      --------     ----------     --------
Net realized gains (losses) from
   securities transactions                  539            (4)         448             3           115          1,462       (1,014)
Realized gain distributions                   0             0          721        74,077         2,298         48,739       12,333
                                     ----------    ----------     --------      --------      --------     ----------     --------
Net realized gains (losses)                 539            (4)       1,169        74,080         2,413         50,201       11,319
                                     ----------    ----------     --------      --------      --------     ----------     --------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                        0             0            0             0             0              0            0
   End of period                        769,239     2,728,887        9,230       175,443        31,000      1,808,900      (14,059)
                                     ----------    ----------     --------      --------      --------     ----------     --------
Change in net unrealized
   appreciation (depreciation) of
   investments                          769,239     2,728,887        9,230       175,443        31,000      1,808,900      (14,059)
                                     ----------    ----------     --------      --------      --------     ----------     --------
Increase (decrease) in net assets
   from operations                   $1,041,235    $2,682,424     $ 10,730      $246,894      $ 33,837     $1,843,547     $ 47,185
                                     ==========    ==========     ========      ========      ========     ==========     ========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                                  Goldman                                           International International
                                     Global        Sachs       Growth-       Growth     High-Yield   Diversified      Growth
                                    Equities     Research      Income    Opportunities     Bond        Equities      & Income
                                    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio     Portfolio
                                  (Class 3)(1) (Class 3)(1) (Class 3)(1)  (Class 3)(1) (Class 3)(1)  (Class 3)(1) (Class 3) (1)
                                  ------------ ------------ ------------ ------------- ------------ ------------- ---------------
Investment income:
   Dividends                        $  2,184     $    317     $    736     $      0      $111,211     $  1,594       $  17,497
                                    --------     --------     --------     --------      --------     --------       ---------
Expenses:
   Charges for distribution,
      mortality and expense risk      (3,983)      (3,331)      (2,534)      (2,072)      (20,260)      (7,370)        (20,805)
                                    --------     --------     --------     --------      --------     --------       ---------
Net investment income (loss)          (1,799)      (3,014)      (1,798)      (2,072)       90,951       (5,776)         (3,308)
                                    --------     --------     --------     --------      --------     --------       ---------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold          82,520       25,736       83,085       10,980        58,014        4,355          75,145
   Cost of shares sold               (77,682)     (24,825)     (80,150)     (10,712)      (57,274)      (4,211)        (71,380)
                                    --------     --------     --------     --------      --------     --------       ---------
Net realized gains (losses) from
   securities transactions             4,838          911        2,935          268           740          144           3,765
Realized gain distributions                0            0            0            0             0            0          19,325
                                    --------     --------     --------     --------      --------     --------       ---------
Net realized gains (losses)            4,838          911        2,935          268           740          144          23,090
                                    --------     --------     --------     --------      --------     --------       ---------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                     0            0            0            0             0            0               0
   End of period                     112,873       77,035       52,672       37,715       153,925      237,212         630,362
                                    --------     --------     --------     --------      --------     --------       ---------
Change in net unrealized
   appreciation (depreciation) of
   investments                       112,873       77,035       52,672       37,715       153,925      237,212         630,362
                                    --------     --------     --------     --------      --------     --------       ---------
Increase (decrease) in net assets
   from operations                  $115,912     $ 74,932     $ 53,809     $ 35,911      $245,616     $231,580       $ 650,144
                                    ========     ========     ========     ========      ========     ========       =========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                                    MFS
                                               Massachusetts                            Putnam
                                     Marsico     Investors     MFS Mid-    MFS Total   Growth:      Real    Small & Mid
                                      Growth       Trust      Cap Growth    Return     Voyager     Estate    Cap Value
                                    Portfolio    Portfolio     Portfolio   Portfolio  Portfolio  Portfolio   Portfolio
                                    (Class 3)    (Class 3)     (Class 3)   (Class 3)  (Class 3)  (Class 3)   (Class 3)
                                       (1)          (1)           (1)         (1)        (1)        (1)         (1)
                                    ---------  -------------  ----------  ----------  ---------  ---------  -----------
Investment income:
   Dividends                        $       0     $   158      $      0   $  234,137  $      0   $  9,889   $    2,130
                                    ---------     -------      --------   ----------  --------   --------   ----------
Expenses:
   Charges for distribution,
      mortality and expense risk       (8,428)       (586)       (3,696)    (141,699)     (332)   (12,810)     (34,504)
                                    ---------     -------      --------   ----------  --------   --------   ----------
Net investment income (loss)           (8,428)       (428)       (3,696)      92,438      (332)    (2,921)     (32,374)
                                    ---------     -------      --------   ----------  --------   --------   ----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold          118,171       1,416        77,045       17,659    48,130     87,753        3,577
   Cost of shares sold               (115,042)     (1,399)      (76,926)     (17,394)  (45,282)   (84,794)      (3,561)
                                    ---------     -------      --------   ----------  --------   --------   ----------
Net realized gains (losses) from
   securities transactions              3,129          17           119          265     2,848      2,959           16
Realized gain distributions            45,498           0             0      363,742         0     84,335      165,558
                                    ---------     -------      --------   ----------  --------   --------   ----------
Net realized gains (losses)            48,627          17           119      364,007     2,848     87,294      165,574
                                    ---------     -------      --------   ----------  --------   --------   ----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                      0           0             0            0         0          0            0
   End of period                       62,315      11,405        76,012    2,088,734     3,404    147,725      948,837
                                    ---------     -------      --------   ----------  --------   --------   ----------
Change in net unrealized
   appreciation (depreciation)
   of investments                      62,315      11,405        76,012    2,088,734     3,404    147,725      948,837
                                    ---------     -------      --------   ----------  --------   --------   ----------
Increase (decrease) in net assets
   from operations                  $ 102,514     $10,994      $ 72,435   $2,545,179  $  5,920   $232,098   $1,082,037
                                    =========     =======      ========   ==========  ========   ========   ==========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                      Small
                                     Company   SunAmerica               Telecom    Worldwide
                                      Value     Balanced   Technology   Utility   High Income                Strategic
                                    Portfolio   Portfolio   Portfolio  Portfolio   Portfolio     Comstock      Growth
                                    (Class 3)   (Class 3)   (Class 3)  (Class 3)   (Class 3)    Portfolio    Portfolio
                                       (1)        (1)          (1)        (2)         (1)       (Class II)   (Class II)
                                    ---------  ----------  ----------  ---------  -----------  -----------  -----------
Investment income:
   Dividends                        $      0    $  9,964    $      0     $ 20      $ 22,134    $ 3,166,744  $         0
                                    --------    --------    --------     ----      --------    -----------  -----------
Expenses:
   Charges for distribution,
      mortality and expense risk      (9,175)     (3,136)       (130)     (14)       (4,650)    (2,148,117)     (79,762)
                                    --------    --------    --------     ----      --------    -----------  -----------
Net investment income (loss)          (9,175)      6,828        (130)       6        17,484      1,018,627      (79,762)
                                    --------    --------    --------     ----      --------    -----------  -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold          27,192      63,374      11,720       10        11,332      9,675,480    1,861,407
   Cost of shares sold               (27,387)    (61,169)    (11,498)     (11)      (11,146)    (8,461,005)  (1,654,629)
                                    --------    --------    --------     ----      --------    -----------  -----------
Net realized gains (losses) from
   securities transactions              (195)      2,205         222       (1)          186      1,214,475      206,778
Realized gain distributions           45,568           0           0        0             0      7,587,600            0
                                    --------    --------    --------     ----      --------    -----------  -----------
Net realized gains (losses)           45,373       2,205         222       (1)          186      8,802,075      206,778
                                    --------    --------    --------     ----      --------    -----------  -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                     0           0           0        0             0     15,172,977    1,688,485
   End of period                     136,414      47,574       1,426      173        46,183     41,674,956    1,687,107
                                    --------    --------    --------     ----      --------    -----------  -----------
Change in net unrealized
   appreciation (depreciation)
   of investments                    136,414      47,574       1,426      173        46,183     26,501,979       (1,378)
                                    --------    --------    --------     ----      --------    -----------  -----------
Increase (decrease) in net assets
   from operations                  $172,612    $ 56,607    $  1,518     $178      $ 63,853    $36,322,681  $   125,638
                                    ========    ========    ========     ====      ========    ===========  ===========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

(2)  For the period from August 28, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                       Growth       Growth      Mid Cap       Asset        Global                    Growth-
                                     and Income   and Income     Value      Allocation     Growth       Growth       Income
                                     Portfolio    Portfolio    Portfolio       Fund         Fund         Fund         Fund
                                     (Class II)   (Class VC)   (Class VC)   (Class 2)    (Class 2)    (Class 2)     (Class 2)
                                    -----------  -----------  -----------  -----------  -----------  -----------  ------------
Investment income:
   Dividends                        $ 3,317,961  $ 2,350,117  $   709,588  $ 5,629,782  $ 1,555,552  $ 1,922,417  $  6,327,636
                                    -----------  -----------  -----------  -----------  -----------  -----------  ------------
Expenses:
   Charges for distribution,
      mortality and expense risk     (1,757,796)  (1,602,511)  (1,234,580)  (2,230,806)  (1,916,365)  (2,097,085)   (3,571,271)
                                    -----------  -----------  -----------  -----------  -----------  -----------  ------------
Net investment income (loss)          1,560,165      747,606     (524,992)   3,398,976     (360,813)    (174,668)    2,756,365
                                    -----------  -----------  -----------  -----------  -----------  -----------  ------------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold          8,814,530    8,058,509    8,699,281    8,382,864    6,474,895   11,843,127    15,276,040
   Cost of shares sold               (7,741,936)  (7,070,001)  (7,745,325)  (7,069,820)  (4,967,925)  (9,667,097)  (12,914,532)
                                    -----------  -----------  -----------  -----------  -----------  -----------  ------------
Net realized gains (losses) from
   securities transactions            1,072,594      988,508      953,956    1,313,044    1,506,970    2,176,030     2,361,508
Realized gain distributions           8,935,786    6,297,590   11,056,233    2,940,329            0    1,340,566     8,485,362
                                    -----------  -----------  -----------  -----------  -----------  -----------  ------------
Net realized gains (losses)          10,008,380    7,286,098   12,010,189    4,253,373    1,506,970    3,516,596    10,846,870
                                    -----------  -----------  -----------  -----------  -----------  -----------  ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period               15,098,088   18,980,123   15,691,703   34,757,748   36,720,812   46,169,903    48,816,031
   End of period                     34,205,034   32,290,241   28,558,070   54,504,844   72,722,379   66,789,711    90,896,801
                                    -----------  -----------  -----------  -----------  -----------  -----------  ------------
Change in net unrealized
   appreciation (depreciation)
   of investments                    19,106,946   13,310,118   12,866,367   19,747,096   36,001,567   20,619,808    42,080,770
                                    -----------  -----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets
   from operations                  $30,675,491  $21,343,822  $24,351,564  $27,399,445  $37,147,724  $23,961,736  $ 55,684,005
                                    ===========  ===========  ===========  ===========  ===========  ===========  ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007

                                                                Government                   Asset       Capital      Government
                                       Asset        Capital         and                   Allocation  Appreciation       and
                                     Allocation  Appreciation  Quality Bond     Growth     Portfolio    Portfolio    Quality Bond
                                     Portfolio     Portfolio     Portfolio    Portfolio    (Class 3)    (Class 3)     Portfolio
                                     (Class 1)     (Class 1)     (Class 1)    (Class 1)       (1)          (1)      (Class 3) (1)
                                    -----------  ------------  ------------  -----------  ----------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $   364,044  $   (998,011) $  2,347,861  $  (263,333) $    5,692  $  (149,450)  $    64,368
   Net realized gains (losses)          325,089       838,094        31,733    7,335,224       1,043       18,656           710
   Change in net unrealized
      appreciation (depreciation)
      of investments                  1,121,330    12,531,390     2,300,344    2,890,404      80,533    3,445,320       393,095
                                    -----------  ------------  ------------  -----------  ----------  -----------   -----------
   Increase (decrease) in net
      assets from operations          1,810,463    12,371,473     4,679,938    9,962,295      87,268    3,314,526       458,173
                                    -----------  ------------  ------------  -----------  ----------  -----------   -----------
From capital transactions:
      Net proceeds from units sold      635,945     2,372,499       748,259      881,779     449,925   14,735,479     7,520,287
      Cost of units redeemed         (3,018,210)  (11,426,267)  (10,444,656)  (7,856,562)    (21,698)    (431,716)     (302,006)
      Net transfers                   1,220,388    10,308,869     9,788,228    4,797,512     973,135   28,294,484    20,754,420
      Contract maintenance charge             0             0             0            0           0          (23)          (29)
                                    -----------  ------------  ------------  -----------  ----------  -----------   -----------
   Increase (decrease) in net
      assets from capital
      transactions                   (1,161,877)    1,255,101        91,831   (2,177,271)  1,401,362   42,598,224    27,972,672
                                    -----------  ------------  ------------  -----------  ----------  -----------   -----------
Increase (decrease) in net assets       648,586    13,626,574     4,771,769    7,785,024   1,488,630   45,912,750    28,430,845
Net assets at beginning of period    17,818,596   122,002,595    83,089,300   79,074,823           0            0             0
                                    -----------  ------------  ------------  -----------  ----------  -----------   -----------
Net assets at end of period         $18,467,182  $135,629,169  $ 87,861,069  $86,859,847  $1,488,630  $45,912,750   $28,430,845
                                    ===========  ============  ============  ===========  ==========  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            28,909       145,485        52,098       58,352      33,816    1,078,175       553,154
   Units redeemed                      (135,722)     (631,965)     (681,601)    (480,252)     (1,582)     (30,381)      (21,927)
   Units transferred                     73,177       822,574       730,738      430,993      71,202    2,037,458     1,512,815
                                    -----------  ------------  ------------  -----------  ----------  -----------   -----------
Increase (decrease) in units
   outstanding                          (33,636)      336,094       101,235        9,093     103,436    3,085,252     2,044,042
Beginning units                         949,755     7,778,119     5,852,159    5,763,643           0            0             0
                                    -----------  ------------  ------------  -----------  ----------  -----------   -----------
Ending units                            916,119     8,114,213     5,953,394    5,772,736     103,436    3,085,252     2,044,042
                                    ===========  ============  ============  ===========  ==========  ===========   ===========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                                  Natural
                                      Growth     Resources   Aggressive    Alliance     Blue Chip      Cash       Corporate
                                     Portfolio   Portfolio     Growth       Growth       Growth     Management       Bond
                                     (Class 3)   (Class 3)   Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                        (1)         (1)      (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                    ----------  ----------  -----------  ------------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $   (6,169) $   (5,456) $  (116,841) $   (530,108) $  (10,545) $    327,012  $ 2,906,799
   Net realized gains (losses)          71,571      11,939     (469,888)   (5,584,431)     19,780       260,992       79,875
   Change in net unrealized
      appreciation (depreciation)
      of investments                   150,214     281,969    1,904,352     6,546,649     161,719       222,631    3,248,796
                                    ----------  ----------  -----------  ------------  ----------  ------------  -----------
   Increase (decrease) in net
      assets from operations           215,616     288,452    1,317,623       432,110     170,954       810,635    6,235,470
                                    ----------  ----------  -----------  ------------  ----------  ------------  -----------
From capital transactions:
      Net proceeds from units sold     854,859     742,873      633,044       638,625     120,149       453,162      840,736
      Cost of units redeemed            (9,128)    (37,433)  (1,899,393)  (10,648,625)   (116,176)  (12,971,985)  (7,046,015)
      Net transfers                    864,564   1,527,336     (410,621)   (2,114,262)      7,489    16,429,416   12,967,688
      Contract maintenance charge            0           0            0             0           0             0            0
                                    ----------  ----------  -----------  ------------  ----------  ------------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                   1,710,295   2,232,776   (1,676,970)  (12,124,262)     11,462     3,910,593    6,762,409
                                    ----------  ----------  -----------  ------------  ----------  ------------  -----------
Increase (decrease) in net assets    1,925,911   2,521,228     (359,347)  (11,692,152)    182,416     4,721,228   12,997,879
Net assets at beginning of period            0           0   11,882,825    59,181,349   1,696,323    19,153,946   75,119,224
                                    ----------  ----------  -----------  ------------  ----------  ------------  -----------
Net assets at end of period         $1,925,911  $2,521,228  $11,523,478  $ 47,489,197  $1,878,739  $ 23,875,174  $88,117,103
                                    ==========  ==========  ===========  ============  ==========  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           72,724      75,609       54,580        29,674      19,283        39,103       57,243
   Units redeemed                         (727)     (3,681)    (118,937)     (458,209)    (19,618)   (1,087,364)    (467,494)
   Units transferred                    71,503     154,486      (28,800)      (94,974)      1,587     1,390,916      904,766
                                    ----------  ----------  -----------  ------------  ----------  ------------  -----------
Increase (decrease) in units
   outstanding                         143,500     226,414      (93,157)     (523,509)      1,252       342,655      494,515
Beginning units                              0           0      779,379     2,713,134     288,625     1,566,098    5,268,308
                                    ----------  ----------  -----------  ------------  ----------  ------------  -----------
Ending units                           143,500     226,414      686,222     2,189,625     289,877     1,908,753    5,762,823
                                    ==========  ==========  ===========  ============  ==========  ============  ===========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                        Davis                                                          Federated
                                       Venture     "Dogs" of     Emerging      Equity       Equity      American      Global
                                        Value     Wall Street    Markets       Income        Index      Leaders        Bond
                                      Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                      (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                    ------------  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $     70,654  $    64,825  $   (22,190) $    91,214  $    80,346  $   153,624  $   953,426
   Net realized gains (losses)         2,182,206      283,395    3,627,160    1,274,659      198,855      722,442      228,698
   Change in net unrealized
      appreciation (depreciation)
      of investments                  16,549,321      449,010   (1,420,377)  (1,030,943)   2,867,605    1,659,557     (830,874)
                                    ------------  -----------  -----------  -----------  -----------  -----------  -----------
   Increase (decrease) in net
      assets from operations          18,802,181      797,230    2,184,593      334,930    3,146,806    2,535,623      351,250
                                    ------------  -----------  -----------  -----------  -----------  -----------  -----------
From capital transactions:
      Net proceeds from units sold     2,010,234       45,125      212,692       31,845      253,946      216,678      242,432
      Cost of units redeemed         (13,485,396)  (1,173,887)  (1,633,765)    (974,075)  (6,846,990)  (2,430,775)  (1,449,529)
      Net transfers                   13,906,194      180,205     (387,199)  (4,891,895)    (501,906)     263,356    2,063,514
      Contract maintenance charge              0            0            0            0            0            0            0
                                    ------------  -----------  -----------  -----------  -----------  -----------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                     2,431,032     (948,557)  (1,808,272)  (5,834,125)  (7,094,950)  (1,950,741)     856,417
                                    ------------  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets     21,233,213     (151,327)     376,321   (5,499,195)  (3,948,144)     584,882    1,207,667
Net assets at beginning of period    127,172,101    5,417,029   15,776,403    5,499,195   29,704,711   21,804,571   10,985,195
                                    ------------  -----------  -----------  -----------  -----------  -----------  -----------
Net assets at end of period         $148,405,314  $ 5,265,702  $16,152,724  $        --  $25,756,567  $22,389,453  $12,192,862
                                    ============  ===========  ===========  ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            100,033        3,415       11,034        2,445       25,019       15,288       17,081
   Units redeemed                       (702,518)     (92,610)     (85,503)     (75,512)    (689,119)    (165,504)     (91,462)
   Units transferred                     746,434       12,866      (33,963)    (354,429)     (50,757)      30,040      155,783
                                    ------------  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                           143,949      (76,329)    (108,432)    (427,496)    (714,857)    (120,176)      81,402
Beginning units                        7,926,993      449,685      814,147      427,496    3,059,876    1,671,136      737,348
                                    ------------  -----------  -----------  -----------  -----------  -----------  -----------
Ending units                           8,070,942      373,356      705,715            0    2,345,019    1,550,960      818,750
                                    ============  ===========  ===========  ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                                    Goldman                                           International  International
                                       Global        Sachs     Growth-        Growth      High-Yield   Diversified      Growth
                                      Equities     Research     Income    Opportunities      Bond        Equities      & Income
                                     Portfolio    Portfolio   Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
                                     (Class 1)    (Class 1)   (Class 1)     (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                    -----------  ----------  -----------  -------------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $   (25,969) $  (11,821) $  (190,678)  $   (9,020)   $ 1,291,255   $   (55,639)   $    82,499
   Net realized gains (losses)          (96,802)     90,003     (810,480)      11,917         77,889       370,655      1,123,327
   Change in net unrealized
      appreciation (depreciation)
      of investments                  1,944,374     225,211    4,818,208      (15,841)       684,727     1,001,698      3,700,360
                                    -----------  ----------  -----------   ----------    -----------   -----------    -----------
   Increase (decrease) in net
      assets from operations          1,821,603     303,393    3,817,050      (12,944)     2,053,871     1,316,714      4,906,186
                                    -----------  ----------  -----------   ----------    -----------   -----------    -----------
From capital transactions:
      Net proceeds from units sold      409,109      27,273      490,358       17,601        298,947       238,744        751,145
      Cost of units redeemed         (1,812,605)   (486,052)  (9,065,798)    (115,646)    (2,357,649)   (1,245,398)    (2,418,854)
      Net transfers                     835,787     420,349     (884,269)      92,198      3,500,531     1,410,678      5,951,935
      Contract maintenance charge             0           0            0            0              0             0              0
                                    -----------  ----------  -----------   ----------    -----------   -----------    -----------
   Increase (decrease) in net
      assets from capital
      transactions                     (567,709)    (38,430)  (9,459,709)      (5,847)     1,441,829       404,024      4,284,226
                                    -----------  ----------  -----------   ----------    -----------   -----------    -----------
Increase (decrease) in net assets     1,253,894     264,963   (5,642,659)     (18,791)     3,495,700     1,720,738      9,190,412
Net assets at beginning of period    11,363,594   1,909,317   51,800,247    1,104,632     17,292,845     8,378,646     24,427,654
                                    -----------  ----------  -----------   ----------    -----------   -----------    -----------
Net assets at end of period         $12,617,488  $2,174,280  $46,157,588   $1,085,841    $20,788,545   $10,099,384    $33,618,066
                                    ===========  ==========  ===========   ==========    ===========   ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            25,511       3,616       23,418        3,177         17,149        20,135         46,493
   Units redeemed                      (101,162)    (58,956)    (353,532)     (20,997)      (143,399)     (100,142)      (147,197)
   Units transferred                     69,966      53,828       (6,212)      16,127        232,232       142,959        407,372
                                    -----------  ----------  -----------   ----------    -----------   -----------    -----------
Increase (decrease) in units
   outstanding                           (5,685)     (1,512)    (336,326)      (1,693)       105,982        62,952        306,668
Beginning units                         703,263     248,835    2,508,957      183,198      1,158,420       749,276      1,624,150
                                    -----------  ----------  -----------   ----------    -----------   -----------    -----------
Ending units                            697,578     247,323    2,172,631      181,505      1,264,402       812,228      1,930,818
                                    ===========  ==========  ===========   ==========    ===========   ===========    ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                          MFS                                     Putnam                    Small
                                     Massachusetts    MFS Mid-     MFS Total     Growth:        Real       Company     SunAmerica
                                    Investors Trust  Cap Growth     Return       Voyager       Estate       Value       Balanced
                                       Portfolio      Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                       (Class 1)      (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                    ---------------  ----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)       $  (11,013)    $  (34,304) $  2,522,493  $  (263,420) $    46,525  $  (120,847) $   561,777
   Net realized gains (losses)            94,832       (118,777)    6,077,606   (1,906,657)   2,919,119    1,287,503   (1,334,157)
   Change in net unrealized
      appreciation (depreciation)
      of investments                     670,736        236,677    11,236,772    3,144,258    1,407,196     (541,705)   4,639,857
                                      ----------     ----------  ------------  -----------  -----------  -----------  -----------
   Increase (decrease) in net
      assets from operations             754,555         83,596    19,836,871      974,181    4,372,840      624,951    3,867,477
                                      ----------     ----------  ------------  -----------  -----------  -----------  -----------
From capital transactions:
      Net proceeds from units sold        65,480         61,081     1,622,975      196,231      687,786      390,400      240,875
      Cost of units redeemed            (643,305)      (297,422)  (10,797,557)  (4,114,384)  (2,503,910)  (1,727,603)  (7,899,293)
      Net transfers                     (257,996)       (32,351)   16,831,589   (1,026,905)   2,864,769      190,326     (488,879)
      Contract maintenance charge              0              0             0            0            0            0            0
                                      ----------     ----------  ------------  -----------  -----------  -----------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                      (835,821)      (268,692)    7,657,007   (4,945,058)   1,048,645   (1,146,877)  (8,147,297)
                                      ----------     ----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets        (81,266)      (185,096)   27,493,878   (3,970,877)   5,421,485     (521,926)  (4,279,820)
Net assets at beginning of period      6,711,198      4,286,330   150,133,917   28,011,037   16,598,621   10,450,373   39,283,815
                                      ----------     ----------  ------------  -----------  -----------  -----------  -----------
Net assets at end of period           $6,629,932     $4,101,234  $177,627,795  $24,040,160  $22,020,106  $ 9,928,447  $35,003,995
                                      ==========     ==========  ============  ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                              6,208          7,006       106,542       13,877       20,806       14,339       15,609
   Units redeemed                        (62,215)       (33,829)     (696,332)    (285,833)     (77,437)     (64,643)    (506,335)
   Units transferred                     (23,597)        (3,170)    1,129,976     (109,785)      84,188        6,750      (29,939)
                                      ----------     ----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                           (79,604)       (29,993)      540,186     (381,741)      27,557      (43,554)    (520,665)
Beginning units                          651,510        462,785    10,086,264    2,549,419      561,998      384,470    2,737,772
                                      ----------     ----------  ------------  -----------  -----------  -----------  -----------
Ending units                             571,906        432,792    10,626,450    2,167,678      589,555      340,916    2,217,107
                                      ==========     ==========  ============  ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                  (Continued)

                                                             Worldwide  Aggressive    Alliance   Blue Chip     Cash
                                                  Telecom      High       Growth       Growth      Growth   Management
                                    Technology    Utility     Income     Portfolio   Portfolio   Portfolio   Portfolio
                                     Portfolio   Portfolio   Portfolio   (Class 3)   (Class 3)   (Class 3)   (Class 3)
                                     (Class 1)   (Class 1)   (Class 1)      (1)         (1)         (1)         (1)
                                    ----------  ----------  ----------  ----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)      $ (3,156)  $   73,657  $  445,291   $ (1,242)  $   (41,308) $ (1,202)  $    5,865
   Net realized gains (losses)         (3,112)    (113,393)    (15,468)     1,767           (41)    6,568       10,916
   Change in net unrealized
      appreciation (depreciation)
      of investments                    7,517      854,947     224,857     36,460       685,894    18,308       33,313
                                     --------   ----------  ----------   --------   -----------  --------   ----------
   Increase (decrease) in net
      assets from operations            1,249      815,211     654,680     36,985       644,545    23,674       50,094
                                     --------   ----------  ----------   --------   -----------  --------   ----------
From capital transactions:
      Net proceeds from units sold        249       33,958     200,950     53,907     3,019,915    66,019    2,420,021
      Cost of units redeemed          (30,528)    (677,717)   (735,080)    (6,257)     (136,603)     (281)    (263,992)
      Net transfers                   (20,147)     332,959     525,078    237,305     9,563,056   114,647      378,986
      Contract maintenance charge           0            0           0          0            (9)        0            0
                                     --------   ----------  ----------   --------   -----------  --------   ----------
   Increase (decrease) in net
      assets from capital
      transactions                    (50,426)    (310,800)     (9,052)   284,955    12,446,359   180,385    2,535,015
                                     --------   ----------  ----------   --------   -----------  --------   ----------
Increase (decrease) in net assets     (49,177)     504,411     645,628    321,940    13,090,904   204,059    2,585,109
Net assets at beginning of period     409,580    3,055,430   6,610,256          0             0         0            0
                                     --------   ----------  ----------   --------   -----------  --------   ----------
Net assets at end of period          $360,403   $3,559,841  $7,255,884   $321,940   $13,090,904  $204,059   $2,585,109
                                     ========   ==========  ==========   ========   ===========  ========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                             113        2,497      13,455      5,178       376,713    11,719      211,803
   Units redeemed                     (13,328)     (47,428)    (44,824)      (574)      (16,629)      (47)     (22,852)
   Units transferred                   (9,320)      26,503      35,342     22,596     1,180,103    19,860       32,950
                                     --------   ----------  ----------   --------   -----------  --------   ----------
Increase (decrease) in units
   outstanding                        (22,535)     (18,428)      3,973     27,200     1,540,187    31,532      221,901
Beginning units                       170,038      247,300     437,925          0             0         0            0
                                     --------   ----------  ----------   --------   -----------  --------   ----------
Ending units                          147,503      228,872     441,898     27,200     1,540,187    31,532      221,901
                                     ========   ==========  ==========   ========   ===========  ========   ==========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                  (Continued)

                                                    Davis     "Dogs" of              Federated
                                     Corporate     Venture       Wall     Emerging    American    Foreign      Global
                                        Bond        Value       Street     Markets    Leaders      Value        Bond
                                     Portfolio    Portfolio   Portfolio   Portfolio  Portfolio   Portfolio    Portfolio
                                     (Class 3)    (Class 3)   (Class 3)   (Class 3)  (Class 3)   (Class 3)    (Class 3)
                                        (1)           (1)        (1)         (1)        (1)         (1)          (1)
                                    -----------  -----------  ---------  ----------  ---------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $   271,457  $   (46,459) $    331   $   (2,629) $    424   $   (15,554) $   49,925
   Net realized gains (losses)              539           (4)    1,169       74,080     2,413        50,201      11,319
   Change in net unrealized
      appreciation (depreciation)
      of investments                    769,239    2,728,887     9,230      175,443    31,000     1,808,900     (14,059)
                                    -----------  -----------  --------   ----------  --------   -----------  ----------
   Increase (decrease) in net
      assets from operations          1,041,235    2,682,424    10,730      246,894    33,837     1,843,547      47,185
                                    -----------  -----------  --------   ----------  --------   -----------  ----------
From capital transactions:
      Net proceeds from units sold   10,297,668   11,325,659    64,369      343,180   182,810     5,845,336     938,164
      Cost of units redeemed           (766,707)    (278,150)     (959)      (8,396)  (11,709)     (152,207)    (20,378)
      Net transfers                  30,679,895   24,429,767   170,252    1,448,627   394,385     9,690,414   1,625,994
      Contract maintenance charge           (37)         (20)        0            0         0            (2)          0
                                    -----------  -----------  --------   ----------  --------   -----------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                   40,210,819   35,477,256   233,662    1,783,411   565,486    15,383,541   2,543,780
                                    -----------  -----------  --------   ----------  --------   -----------  ----------
Increase (decrease) in net assets    41,252,054   38,159,680   244,392    2,030,305   599,323    17,227,088   2,590,965
Net assets at beginning of period             0            0         0            0         0             0           0
                                    -----------  -----------  --------   ----------  --------   -----------  ----------
Net assets at end of period         $41,252,054  $38,159,680  $244,392   $2,030,305  $599,323   $17,227,088  $2,590,965
                                    ===========  ===========  ========   ==========  ========   ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           705,814      753,031     4,392       15,782    14,544       540,496      70,481
   Units redeemed                       (51,666)     (17,923)      (62)        (356)     (961)      (13,447)     (1,518)
   Units transferred                  2,082,892    1,599,890    11,076       62,751    30,809       885,188     122,102
                                    -----------  -----------  --------   ----------  --------   -----------  ----------
Increase (decrease) in units
   outstanding                        2,737,040    2,334,998    15,406       78,177    44,392     1,412,237     191,065
Beginning units                               0            0         0            0         0             0           0
                                    -----------  -----------  --------   ----------  --------   -----------  ----------
Ending units                          2,737,040    2,334,998    15,406       78,177    44,392     1,412,237     191,065
                                    ===========  ===========  ========   ==========  ========   ===========  ==========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                                 Goldman                                          International  International
                                      Global      Sachs     Growth-       Growth      High-Yield   Diversified      Growth
                                     Equities   Research     Income    Opportunities     Bond        Equities      & Income
                                     Portfolio  Portfolio  Portfolio     Portfolio     Portfolio    Portfolio      Portfolio
                                     (Class 3)  (Class 3)  (Class 3)     (Class 3)     (Class 3)    (Class 3)      (Class 3)
                                        (1)         (1)       (1)           (1)           (1)          (1)            (1)
                                    ----------  ---------  ----------  -------------  ----------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $   (1,799)  $ (3,014) $   (1,798)   $ (2,072)    $   90,951   $   (5,776)    $   (3,308)
   Net realized gains (losses)           4,838        911       2,935         268            740          144         23,090
   Change in net unrealized
      appreciation  (depreciation)
      of investments                   112,873     77,035      52,672      37,715        153,925      237,212        630,362
                                    ----------   --------  ----------    --------     ----------   ----------     ----------
   Increase (decrease) in net
      assets from operations           115,912     74,932      53,809      35,911        245,616      231,580        650,144
                                    ----------   --------  ----------    --------     ----------   ----------     ----------
From capital transactions:
      Net proceeds from units sold     461,806    631,484     483,242      74,682      2,002,509      743,020      2,122,882
      Cost of units redeemed            (6,676)    (2,544)     (7,082)     (2,261)       (85,596)      (7,204)       (27,316)
      Net transfers                    727,862    274,796     572,688     412,614      4,787,747    1,304,852      4,133,348
      Contract maintenance charge            0          0           0           0              0            0              0
                                    ----------   --------  ----------    --------     ----------   ----------     ----------
Increase (decrease) in net assets
   from capital transactions         1,182,992    903,736   1,048,848     485,035      6,704,660    2,040,668      6,228,914
                                    ----------   --------  ----------    --------     ----------   ----------     ----------
Increase (decrease) in net assets    1,298,904    978,668   1,102,657     520,946      6,950,276    2,272,248      6,879,058
Net assets at beginning of period            0          0           0           0              0            0              0
                                    ----------   --------  ----------    --------     ----------   ----------     ----------
Net assets at end of period         $1,298,904   $978,668  $1,102,657    $520,946     $6,950,276   $2,272,248     $6,879,058
                                    ==========   ========  ==========    ========     ==========   ==========     ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           43,638     78,521      46,289      13,654        136,313       80,432        147,089
   Units redeemed                         (621)      (304)       (667)       (398)        (5,692)        (736)        (1,805)
   Units transferred                    69,368     33,437      55,669      74,102        320,132      135,553        278,243
                                    ----------   --------  ----------    --------     ----------   ----------     ----------
Increase (decrease) in units
   outstanding                         112,385    111,654     101,291      87,358        450,753      215,249        423,527
Beginning units                              0          0           0           0              0            0              0
                                    ----------   --------  ----------    --------     ----------   ----------     ----------
Ending units                           112,385    111,654     101,291      87,358        450,753      215,249        423,527
                                    ==========   ========  ==========    ========     ==========   ==========     ==========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                                      MFS                                  Putnam
                                      Marsico    Massachusetts    MFS Mid-    MFS Total     Growth:     Real     Small & Mid
                                      Growth    Investors Trust  Cap Growth     Return     Voyager     Estate     Cap Value
                                     Portfolio     Portfolio      Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                                     (Class 3)     (Class 3)     (Class 3)    (Class 3)   (Class 3)   (Class 3)   (Class 3)
                                        (1)           (1)           (1)          (1)         (1)         (1)         (1)
                                    ----------  ---------------  ----------  -----------  ---------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $   (8,428)    $   (428)      $ (3,696)  $    92,438   $  (332)  $   (2,921) $   (32,374)
   Net realized gains (losses)          48,627           17            119       364,007     2,848       87,294      165,574
   Change in net unrealized
      appreciation (depreciation)
      of investments                    62,315       11,405         76,012     2,088,734     3,404      147,725      948,837
                                    ----------     --------       --------   -----------   -------   ----------  -----------
   Increase (decrease) in net
      assets from operations           102,514       10,994         72,435     2,545,179     5,920      232,098    1,082,037
                                    ----------     --------       --------   -----------   -------   ----------  -----------
From capital transactions:
      Net proceeds from units sold     891,002      123,512        290,536    11,363,305    14,931    1,017,013    2,633,857
      Cost of units redeemed           (40,888)         (40)        (5,038)     (486,095)     (269)     (21,943)     (77,980)
      Net transfers                  1,185,948       39,746        499,588    32,341,143    64,697    2,856,184    6,787,172
      Contract maintenance charge            0            0              0           (33)        0            0            0
                                    ----------     --------       --------   -----------   -------   ----------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                   2,036,062      163,218        785,086    43,218,320    79,359    3,851,254    9,343,049
                                    ----------     --------       --------   -----------   -------   ----------  -----------
Increase (decrease) in net assets    2,138,576      174,212        857,521    45,763,499    85,279    4,083,352   10,425,086
Net assets at beginning of period            0            0              0             0         0            0            0
                                    ----------     --------       --------   -----------   -------   ----------  -----------
Net assets at end of period         $2,138,576     $174,212       $857,521   $45,763,499   $85,279   $4,083,352  $10,425,086
                                    ==========     ========       ========   ===========   =======   ==========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           90,058       11,441         33,733       728,861     2,098       27,738      259,557
   Units redeemed                       (3,823)          (4)          (555)      (30,258)      (36)        (562)      (7,262)
   Units transferred                   117,363        3,673         57,456     2,045,136     9,217       74,978      656,261
                                    ----------     --------       --------   -----------   -------   ----------  -----------
Increase (decrease) in units
   outstanding                         203,598       15,110         90,634     2,743,739    11,279      102,154      908,556
Beginning units                              0            0              0             0         0            0            0
                                    ----------     --------       --------   -----------   -------   ----------  -----------
Ending units                           203,598       15,110         90,634     2,743,739    11,279      102,154      908,556
                                    ==========     ========       ========   ===========   =======   ==========  ===========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                      Small
                                     Company    SunAmerica               Telecom    Worldwide
                                       Value     Balanced   Technology   Utility   High Income                Strategic
                                     Portfolio  Portfolio    Portfolio  Portfolio   Portfolio     Comstock      Growth
                                     (Class 3)   (Class 3)   (Class 3)  (Class 3)   (Class 3)    Portfolio     Portfolio
                                        (1)        (1)          (1)        (2)         (1)       (Class II)   (Class II)
                                    ----------  ----------  ----------  ---------  -----------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $   (9,175)  $   6,828   $   (130)   $      6  $    17,484  $  1,018,627  $  (79,762)
   Net realized gains (losses)          45,373       2,205        222          (1)         186     8,802,075     206,778
   Change in net unrealized
      appreciation (depreciation)
      of investments                   136,414      47,574      1,426         173       46,183    26,501,979      (1,378)
                                    ----------   ---------   --------    --------  -----------  ------------  ----------
   Increase (decrease) in net
      assets from operations           172,612      56,607      1,518         178       63,853    36,322,681     125,638
                                    ----------   ---------   --------    --------  -----------  ------------  ----------
From capital transactions:
      Net proceeds from units sold   1,010,629     446,564     20,774       9,331      536,608    19,752,998     352,687
      Cost of units redeemed            (9,200)     (3,693)      (535)          0       (8,284)  (15,318,223)   (592,732)
      Net transfers                  2,193,773     239,179     17,628      22,861      966,833    57,414,925     234,781
      Contract maintenance charge            0           0          0           0            0           (28)          0
                                    ----------   ---------   --------    --------  -----------  ------------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                   3,195,202     682,050     37,867      32,192    1,495,157    61,849,672      (5,264)
                                    ----------   ---------   --------    --------  -----------  ------------  ----------
Increase (decrease) in net assets    3,367,814     738,657     39,385      32,370    1,559,010    98,172,353     120,374
Net assets at beginning of period            0           0          0           0            0   206,564,506   9,304,238
                                    ----------   ---------   --------    --------  -----------  ------------  ----------
Net assets at end of period         $3,367,814   $ 738,657   $ 39,385    $ 32,370  $ 1,559,010  $304,736,859  $9,424,612
                                    ==========   =========   ========    ========  ===========  ============  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           99,271      48,082      8,657         806       36,897     1,398,460      35,534
   Units redeemed                         (894)       (378)      (224)          0         (562)   (1,087,917)    (60,516)
   Units transferred                   216,506      25,048      7,713       1,993       66,038     4,098,504      27,629
                                    ----------   ---------   --------    --------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                         314,883      72,752     16,146       2,799      102,373     4,409,047       2,647
Beginning units                              0           0          0           0            0    15,477,003     897,690
                                    ----------   ---------   --------    --------  -----------  ------------  ----------
Ending units                           314,883      72,752     16,146       2,799      102,373    19,886,050     900,337
                                    ==========   =========   ========    ========  ===========  ============  ==========

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

(2)  For the period from August 28, 2006 (inception) to April 30, 2007

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2007
                                   (Continued)

                                      Growth        Growth        Mid Cap       Asset         Global                      Growth-
                                    and Income    and Income       Value      Allocation      Growth        Growth         Income
                                     Portfolio     Portfolio     Portfolio       Fund          Fund          Fund          Fund
                                    (Class II)    (Class VC)    (Class VC)    (Class 2)      (Class 2)     (Class 2)     (Class 2)
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)    $  1,560,165  $    747,606  $   (524,992) $  3,398,976  $   (360,813) $   (174,668) $  2,756,365
   Net realized gains (losses)       10,008,380     7,286,098    12,010,189     4,253,373     1,506,970     3,516,596    10,846,870
   Change in net unrealized
      appreciation (depreciation)
      of investments                 19,106,946    13,310,118    12,866,367    19,747,096    36,001,567    20,619,808    42,080,770
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from operations         30,675,491    21,343,822    24,351,564    27,399,445    37,147,724    23,961,736    55,684,005
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
From capital transactions:
      Net proceeds from units sold   18,354,469    13,628,992     5,325,337    20,303,345    25,212,026    18,451,296    35,884,249
      Cost of units redeemed        (13,776,062)  (11,283,425)   (9,456,035)  (16,682,086)  (11,698,154)  (14,751,359)  (24,681,905)
      Net transfers                  60,348,773    37,931,320    14,107,913    63,724,851    72,198,401    46,706,938    91,684,359
      Contract maintenance charge           (27)           (6)            0           (31)          (33)          (16)          (39)
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from capital
      transactions                   64,927,153    40,276,881     9,977,215    67,346,079    85,712,240    50,406,859   102,886,664
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets    95,602,644    61,620,703    34,328,779    94,745,524   122,859,964    74,368,595   158,570,669
Net assets at beginning of period   162,309,479   158,138,427   130,969,116   220,278,752   170,740,819   212,253,365   343,442,627
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net assets at end of period        $257,912,123  $219,759,130  $165,297,895  $315,024,276  $293,600,783  $286,621,960  $502,013,296
                                   ============  ============  ============  ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                         1,198,919       991,146       342,175     1,257,363     1,177,061       912,432     1,977,033
   Units redeemed                      (899,910)     (822,325)     (632,593)   (1,038,384)     (546,025)     (730,987)   (1,364,117)
   Units transferred                  3,964,579     2,791,110       970,850     3,958,935     3,399,211     2,340,459     5,097,017
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units
   outstanding                        4,263,588     2,959,931       680,432     4,177,914     4,030,247     2,521,904     5,709,933
Beginning units                      11,082,648    12,021,179     9,053,782    14,036,387     8,283,239    10,582,406    19,874,104
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Ending units                         15,346,236    14,981,110     9,734,214    18,214,301    12,313,486    13,104,310    25,584,037
                                   ============  ============  ============  ============  ============  ============  ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006

                                                                Government
                                       Asset        Capital         and                    Aggressive    Alliance     Blue Chip
                                     Allocation  Appreciation  Quality Bond     Growth       Growth       Growth       Growth
                                     Portfolio    Portfolio     Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                                     (Class 1)    (Class 1)     (Class 1)     (Class 1)    (Class 1)     (Class 1)    (Class 1)
                                    -----------  ------------  ------------  -----------  -----------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $   326,625  $   (699,035) $  2,185,777  $   (82,404) $  (145,762) $   (502,576) $   (4,706)
   Net realized gains (losses)          227,208      (845,474)      304,998    1,764,763   (1,040,068)   (8,564,827)     12,948
   Change in net unrealized
      appreciation (depreciation)
      of investments                  1,128,650    24,761,229    (3,157,893)   9,322,724    3,726,337    24,263,218     149,903
                                    -----------  ------------  ------------  -----------  -----------  ------------  ----------
   Increase (decrease) in net
      assets from operations          1,682,483    23,216,720      (667,118)  11,005,083    2,540,507    15,195,815     158,145
                                    -----------  ------------  ------------  -----------  -----------  ------------  ----------
From capital transactions:
      Net proceeds from units sold      675,412     8,197,149     3,592,198    4,153,904      587,040       668,035      49,010
      Cost of units redeemed         (3,450,610)  (11,578,032)  (12,294,100)  (7,734,152)  (2,646,194)  (14,438,914)    (90,792)
      Net transfers                   1,574,904    18,678,848    17,875,009   15,171,490     (218,791)   (2,793,074)    161,378
      Contract maintenance charge             0             0             0            0            0             0           0
                                    -----------  ------------  ------------  -----------  -----------  ------------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                   (1,200,294)   15,297,965     9,173,107   11,591,242   (2,277,945)  (16,563,953)    119,596
                                    -----------  ------------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in net assets       482,189    38,514,685     8,505,989   22,596,325      262,562    (1,368,138)    277,741
Net assets at beginning of period    17,336,407    83,487,910    74,583,311   56,478,498   11,620,263    60,549,487   1,418,582
                                    -----------  ------------  ------------  -----------  -----------  ------------  ----------
Net assets at end of period         $17,818,596  $122,002,595  $ 83,089,300  $79,074,823  $11,882,825  $ 59,181,349  $1,696,323
                                    ===========  ============  ============  ===========  ===========  ============  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            42,048       626,583       265,304      352,812       52,564        34,713       8,370
   Units redeemed                      (166,148)     (568,573)     (767,100)    (434,988)    (170,406)     (575,604)    (15,995)
   Units transferred                    102,823     1,518,094     1,348,417    1,357,786       (7,529)     (196,902)     27,908
                                    -----------  ------------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                          (21,277)    1,576,104       846,621    1,275,610     (125,371)     (737,793)     20,283
Beginning units                         971,032     6,202,015     5,005,538    4,488,033      904,750     3,450,927     268,342
                                    -----------  ------------  ------------  -----------  -----------  ------------  ----------
Ending units                            949,755     7,778,119     5,852,159    5,763,643      779,379     2,713,134     288,625
                                    ===========  ============  ============  ===========  ===========  ============  ==========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                  (Continued)

                                        Cash       Corporate   Davis Venture   "Dogs" of     Emerging      Equity       Equity
                                     Management       Bond          Value     Wall Street    Markets       Income       Index
                                      Portfolio    Portfolio     Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                      (Class 1)    (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                    ------------  -----------  -------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $    (44,961) $ 2,221,654  $     31,190   $    77,074  $   (94,399) $    27,834  $   110,405
   Net realized gains (losses)           112,628       94,165       911,903       145,011    1,297,384      360,554     (502,623)
   Change in net unrealized
      appreciation (depreciation)
      of investments                     384,238   (1,438,331)   15,703,676        76,874    4,245,231      379,279    4,598,258
                                    ------------  -----------  ------------   -----------  -----------  -----------  -----------
   Increase (decrease) in net
      assets from operations             451,905      877,488    16,646,769       298,959    5,448,216      767,667    4,206,040
                                    ------------  -----------  ------------   -----------  -----------  -----------  -----------
From capital transactions:
      Net proceeds from units sold     1,568,769    4,562,715     7,196,365        92,633      525,547      102,167      210,447
      Cost of units redeemed         (13,197,189)  (6,195,876)  (12,646,470)   (1,360,512)  (1,566,676)  (2,022,417)  (8,864,890)
      Net transfers                    9,760,814   25,951,566    21,265,637      (118,940)   4,021,975     (189,629)  (1,051,572)
      Contract maintenance charge              0            0             0             0            0            0            0
                                    ------------  -----------  ------------   -----------  -----------  -----------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                    (1,867,606)  24,318,405    15,815,532    (1,386,819)   2,980,846   (2,109,879)  (9,706,015)
                                    ------------  -----------  ------------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets     (1,415,701)  25,195,893    32,462,301    (1,087,860)   8,429,062   (1,342,212)  (5,499,975)
Net assets at beginning of period     20,569,647   49,923,331    94,709,800     6,504,889    7,347,341    6,841,407   35,204,686
                                    ------------  -----------  ------------   -----------  -----------  -----------  -----------
Net assets at end of period         $ 19,153,946  $75,119,224  $127,172,101   $ 5,417,029  $15,776,403  $ 5,499,195  $29,704,711
                                    ============  ===========  ============   ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            138,123      324,579       508,974         8,170       28,409        8,539       22,460
   Units redeemed                     (1,082,106)    (407,917)     (685,239)     (122,098)    (108,219)    (168,559)    (961,872)
   Units transferred                     849,111    1,851,900     1,555,261       (10,149)     257,787      (15,803)    (115,695)
                                    ------------  -----------  ------------   -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                           (94,872)   1,768,562     1,378,996      (124,077)     177,977     (175,823)  (1,055,107)
Beginning units                        1,660,970    3,499,746     6,547,997       573,762      636,170      603,319    4,114,983
                                    ------------  -----------  ------------   -----------  -----------  -----------  -----------
Ending units                           1,566,098    5,268,308     7,926,993       449,685      814,147      427,496    3,059,876
                                    ============  ===========  ============   ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                  (Continued)

                                     Federated                               Goldman
                                      American      Global       Global       Sachs       Growth-        Growth      High-Yield
                                      Leaders        Bond       Equities    Research      Income     Opportunities      Bond
                                     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio     Portfolio
                                     (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class 1)     (Class 1)
                                    -----------  -----------  -----------  ----------  ------------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $   121,260  $   228,552  $   (89,885) $   (6,249) $   (333,563)  $   (3,802)   $ 1,412,902
   Net realized gains (losses)          184,935      157,004     (674,285)     12,039    (2,184,857)       5,515        (17,977)
   Change in net unrealized
      appreciation (depreciation)
      of investments                  1,940,844     (108,109)   3,786,639     233,990    11,299,192      152,710        883,947
                                    -----------  -----------  -----------  ----------  ------------   ----------    -----------
   Increase (decrease) in net
      assets from operations          2,247,039      277,447    3,022,469     239,780     8,780,772      154,423      2,278,872
                                    -----------  -----------  -----------  ----------  ------------   ----------    -----------
From capital transactions:
      Net proceeds from units sold      540,989      979,346      333,172     149,954       717,189      117,738        757,623
      Cost of units redeemed         (2,918,820)  (2,090,778)  (2,153,445)   (130,851)  (13,050,934)     (34,019)    (2,474,993)
      Net transfers                   3,368,313    2,078,606      758,565     481,684    (1,138,547)     579,156      1,994,265
      Contract maintenance charge             0            0            0           0             0            0              0
                                    -----------  -----------  -----------  ----------  ------------   ----------    -----------
   Increase (decrease) in net
      assets from capital
      transactions                      990,482      967,174   (1,061,708)    500,787   (13,472,292)     662,875        276,895
                                    -----------  -----------  -----------  ----------  ------------   ----------    -----------
Increase (decrease) in net assets     3,237,521    1,244,621    1,960,761     740,567    (4,691,520)     817,298      2,555,767
Net assets at beginning of period    18,567,050    9,740,574    9,402,833   1,168,750    56,491,767      287,334     14,737,078
                                    -----------  -----------  -----------  ----------  ------------   ----------    -----------
Net assets at end of period         $21,804,571  $10,985,195  $11,363,594  $1,909,317  $ 51,800,247   $1,104,632    $17,292,845
                                    ===========  ===========  ===========  ==========  ============   ==========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            44,592       74,807       31,877      20,606        41,296       21,813         57,737
   Units redeemed                      (193,067)    (130,824)    (124,279)    (18,229)     (517,111)      (6,103)      (158,114)
   Units transferred                    297,345      160,923       64,328      68,181       (45,057)     102,030        152,103
                                    -----------  -----------  -----------  ----------  ------------   ----------    -----------
Increase (decrease) in units
   outstanding                          148,870      104,906      (28,074)     70,558      (520,872)     117,740         51,726
Beginning units                       1,522,266      632,442      731,337     178,277     3,029,829       65,458      1,106,694
                                    -----------  -----------  -----------  ----------  ------------   ----------    -----------
Ending units                          1,671,136      737,348      703,263     248,835     2,508,957      183,198      1,158,420
                                    ===========  ===========  ===========  ==========  ============   ==========    ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                  (Continued)

                                                                       MFS
                                    International  International  Massachusetts                               Putnam
                                     Diversified       Growth       Investors     MFS Mid-     MFS Total     Growth:        Real
                                       Equities       & Income        Trust      Cap Growth     Return       Voyager       Estate
                                      Portfolio      Portfolio      Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                      (Class 1)      (Class 1)      (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                    -------------  -------------  -------------  ----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)      $   24,580     $   (37,533)   $   (7,106)   $  (34,300) $  1,520,210  $  (143,700) $   108,896
   Net realized gains (losses)          139,715         590,658        39,362      (124,292)    5,747,048   (3,279,019)   1,738,833
   Change in net unrealized
      appreciation (depreciation)
      of investments                  1,767,575       5,360,981       977,375       926,215     1,649,125    7,908,638    1,618,726
                                     ----------     -----------    ----------    ----------  ------------  -----------  -----------
   Increase (decrease) in net
      assets from operations          1,931,870       5,914,106     1,009,631       767,623     8,916,383    4,485,919    3,466,455
                                     ----------     -----------    ----------    ----------  ------------  -----------  -----------
From capital transactions:
      Net proceeds from units sold      239,021       1,176,462       181,961       253,615     9,190,814      336,311      835,405
      Cost of units redeemed           (861,795)     (2,078,063)     (799,776)     (410,610)   (9,211,399)  (5,964,282)  (1,884,801)
      Net transfers                   1,388,501       2,883,831      (178,623)      148,221    44,584,228      (60,921)   3,279,811
      Contract maintenance charge             0               0             0             0             0            0            0
                                     ----------     -----------    ----------    ----------  ------------  -----------  -----------
   Increase (decrease) in net
      assets from capital
         transactions                   765,727       1,982,230      (796,438)       (8,774)   44,563,643   (5,688,892)   2,230,415
                                     ----------     -----------    ----------    ----------  ------------  -----------  -----------
Increase (decrease) in net assets     2,697,597       7,896,336       213,193       758,849    53,480,026   (1,202,973)   5,696,870
Net assets at beginning of period     5,681,049      16,531,318     6,498,005     3,527,481    96,653,891   29,214,010   10,901,751
                                     ----------     -----------    ----------    ----------  ------------  -----------  -----------
Net assets at end of period          $8,378,646     $24,427,654    $6,711,198    $4,286,330  $150,133,917  $28,011,037  $16,598,621
                                     ==========     ===========    ==========    ==========  ============  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            28,070          95,191        19,100        29,284       639,078       38,101       31,073
   Units redeemed                       (80,195)       (152,278)      (83,093)      (46,674)     (638,953)    (400,303)     (75,784)
   Units transferred                    151,744         220,205       (18,699)       15,941     3,100,890       37,847      114,929
                                     ----------     -----------    ----------    ----------  ------------  -----------  -----------
Increase (decrease) in units
   outstanding                           99,619         163,118       (82,692)       (1,449)    3,101,015     (324,355)      70,218
Beginning units                         649,657       1,461,032       734,202       464,234     6,985,249    2,873,774      491,780
                                     ----------     -----------    ----------    ----------  ------------  -----------  -----------
Ending units                            749,276       1,624,150       651,510       462,785    10,086,264    2,549,419      561,998
                                     ==========     ===========    ==========    ==========  ============  ===========  ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                  (Continued)

                                       Small
                                      Company     SunAmerica                 Telecom    Worldwide                  Strategic
                                       Value       Balanced    Technology    Utility   High Income    Comstock      Growth
                                     Portfolio     Portfolio    Portfolio   Portfolio   Portfolio     Portfolio    Portfolio
                                     (Class 1)     (Class 1)    (Class 1)   (Class 1)   (Class 1)    (Class II)   (Class II)
                                    -----------  ------------  ----------  ----------  -----------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $   419,575  $    568,327   $ (3,527)  $  104,843  $  408,845   $  1,078,517  $  (72,234)
   Net realized gains (losses)          826,593    (2,712,170)    (4,997)    (337,222)    (35,856)    11,790,883     118,505
   Change in net unrealized
      appreciation (depreciation)
      of investments                  1,563,724     5,096,122     60,803      577,578     184,071      5,619,772   1,457,794
                                    -----------  ------------   --------   ----------  ----------   ------------  ----------
   Increase (decrease) in net
      assets from operations          2,809,892     2,952,279     52,279      345,199     557,060     18,489,172   1,504,065
                                    -----------  ------------   --------   ----------  ----------   ------------  ----------
From capital transactions:
      Net proceeds from units sold      220,135       665,492     29,990       31,804     385,257     15,667,720     506,241
      Cost of units redeemed         (2,188,049)  (11,161,241)   (42,919)    (924,359)   (789,041)   (10,328,602)   (692,267)
      Net transfers                     262,603    (1,274,322)    80,236       (3,305)  1,437,806     58,916,203     931,978
      Contract maintenance charge             0             0          0            0           0              0           0
                                    -----------  ------------   --------   ----------  ----------   ------------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                   (1,705,311)  (11,770,071)    67,307     (895,860)  1,034,022     64,255,321     745,952
                                    -----------  ------------   --------   ----------  ----------   ------------  ----------
Increase (decrease) in net assets     1,104,581    (8,817,792)   119,586     (550,661)  1,591,082     82,744,493   2,250,017
Net assets at beginning of period     9,345,792    48,101,607    289,994    3,606,091   5,019,174    123,820,013   7,054,221
                                    -----------  ------------   --------   ----------  ----------   ------------  ----------
Net assets at end of period         $10,450,373  $ 39,283,815   $409,580   $3,055,430  $6,610,256   $206,564,506  $9,304,238
                                    ===========  ============   ========   ==========  ==========   ============  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                             9,244        58,301     13,009        2,866      28,112      1,254,055      52,513
   Units redeemed                       (93,031)     (744,245)   (17,918)     (75,464)    (48,237)      (819,511)    (69,904)
   Units transferred                     11,396       (95,590)    34,236         (961)    104,883      4,712,682      94,722
                                    -----------  ------------   --------   ----------  ----------   ------------  ----------
Increase (decrease) in units
   outstanding                          (72,391)     (781,534)    29,327      (73,559)     84,758      5,147,226      77,331
Beginning units                         456,861     3,519,306    140,711      320,859     353,167     10,329,777     820,359
                                    -----------  ------------   --------   ----------  ----------   ------------  ----------
Ending units                            384,470     2,737,772    170,038      247,300     437,925     15,477,003     897,690
                                    ===========  ============   ========   ==========  ==========   ============  ==========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                  (Continued)

                                      Growth        Growth        Mid Cap        Asset        Global                      Growth-
                                    and Income    and Income       Value      Allocation      Growth        Growth        Income
                                     Portfolio     Portfolio     Portfolio       Fund          Fund          Fund          Fund
                                    (Class II)    (Class VC)    (Class VC)     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)    $    402,407  $    184,670  $   (419,115) $  2,287,414  $   (414,098) $   (359,463) $  1,240,421
   Net realized gains (losses)        9,908,013     8,144,135     6,596,591       197,942       137,784       321,680     1,133,231
   Change in net unrealized
      appreciation (depreciation)
      of investments                  7,777,552    11,149,486     8,611,831    28,482,730    31,757,771    36,971,507    37,474,660
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from operations         18,087,972    19,478,291    14,789,307    30,968,086    31,481,457    36,933,724    39,848,312
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
From capital transactions:
      Net proceeds from units
         sold                        12,069,474    11,224,795    11,964,628    17,573,618    16,964,885    20,060,523    27,031,723
      Cost of units redeemed         (7,414,261)   (8,193,367)   (6,098,153)  (10,423,615)   (6,395,912)   (8,902,743)  (15,525,315)
      Net transfers                  51,206,976    33,877,085    39,341,805    46,681,262    50,042,028    44,625,590    76,115,384
      Contract maintenance charge             0             0             0             0             0             0             0
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from capital
      transactions                   55,862,189    36,908,513    45,208,280    53,831,265    60,611,001    55,783,370    87,621,792
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets    73,950,161    56,386,804    59,997,587    84,799,351    92,092,458    92,717,094   127,470,104
Net assets at beginning of period    88,359,318   101,751,623    70,971,529   135,479,401    78,648,361   119,536,271   215,972,523
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net assets at end of period        $162,309,479  $158,138,427  $130,969,116  $220,278,752  $170,740,819  $212,253,365  $343,442,627
                                   ============  ============  ============  ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           878,912       931,202       871,780     1,228,285       930,275     1,082,491     1,660,883
   Units redeemed                      (536,100)     (671,275)     (439,537)     (720,076)     (349,646)     (481,217)     (950,866)
   Units transferred                  3,734,307     2,810,440     2,863,966     3,246,530     2,752,152     2,429,522     4,691,486
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units
   outstanding                        4,077,119     3,070,367     3,296,209     3,754,739     3,332,781     3,030,796     5,401,503
Beginning units                       7,005,529     8,950,812     5,757,573    10,281,648     4,950,458     7,551,610    14,472,601
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Ending units                         11,082,648    12,021,179     9,053,782    14,036,387     8,283,239    10,582,406    19,874,104
                                   ============  ============  ============  ============  ============  ============  ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Variable Annuity Account Seven of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company, (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products:
     Polaris Plus, Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum Series.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

     The Separate Account is composed of a total of seventy-seven variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following:
     (1) the nine currently available Class 1 and Class 3 investment portfolios of Anchor Series Trust ("Anchor Trust"), (2) the fifty-nine currently available Class 1 and Class 3 investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"), (3) the three currently available Class II investment portfolios of Van Kampen Life Investment Trust ("Van Kampen Trust"), (4) the two currently available Class VC investment portfolios of Lord Abbett Series Fund, Inc. ("Lord Abbett Fund"), or (5) the four currently available Class 2 investment portfolios of American Fund Insurance Series ("American Series"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the American Series, the Class II shares in the Van Kampen Trust, and the Class 3 shares in the Anchor Trust and the SunAmerica Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund are not subject to 12b-1 fees.

     The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the Lord Abbett Fund and the American Series (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust and SunAmerica Trust are affiliated investment companies. Participants may elect to have payments allocated to the guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

     financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

     On November 17, 2006, pursuant to an order granted by the Securities and Exchange Commission in the United States of America, the Equity Income Portfolio (Class 1) of the SunAmerica Trust was replaced by the Davis Venture Value Portfolio (Class 1) of the SunAmerica Trust. As a result, on that date, the Variable Accounts that invested in the Equity Income Portfolio were substituted into the Davis Venture Value Portfolio. The substitution was a tax-free reorganization.

     Prior to August 15, 2006, the Van Kampen Strategic Growth Portfolio was named Van Kampen Emerging Growth Portfolio.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     RECLASSIFICATION: Prior year balances have been reclassified to conform with the current year presentation. Such reclassification had no effect on net assets and the increase (decrease) in net assets.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

     Annuity benefit payments are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

3.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: The Polaris Plus and Polaris II A-Class Platinum Series contracts provide that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 6% for the Polaris Plus product and 0.50% for the Polaris II A-Class Platinum Series product, of any amount withdrawn that exceed the free withdrawal amount and are recorded as a redemption in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the Polaris II Asset Management and Polaris II A-Class contracts.

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee for Polaris II A-Class Platinum is charged $35 per contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     in the accompanying Statement of Changes in Net Assets. There are no contract maintenance charges under the Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class contracts.

     SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, is as follows: Polaris Plus, 0.85% or 1.25%, Polaris II Asset Manager and Polaris II A-Class, 0.85% or 1.10%, and Polaris II A-Class Platinum, 0.85% or 1.10%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the separate account annual charge rate. It is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is either 0.15% or 0.30% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

     MARKETLOCK FEE: The optional MarketLock feature provides a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris II A-Class Platinum Series. The annual fee is 0.50% of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

     SALES CHARGE: For the Polaris II A-Class and the Polaris II A-Class Platinum Series products, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge ranges from 0.50% to 5.75% of the gross purchase payment invested, depending on the investment amount, and is paid to the Company. The net proceeds from units sold are recorded in the accompanying Statement of Changes in Net Assets.

     PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range up to 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended April 30, 2007 consist of the following:

                                                             Cost of Shares   Proceeds from
Variable Accounts                                               Acquired       Shares Sold
-----------------                                            --------------   -------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                           $ 2,523,742     $ 3,321,575
Capital Appreciation Portfolio (Class 1)                        10,497,052       9,963,908
Government and Quality Bond Portfolio (Class 1)                 12,998,637      10,558,945
Growth Portfolio (Class 1)                                      13,499,996       8,566,852
Asset Allocation Portfolio (Class 3) (1)                         1,522,898         115,844
Capital Appreciation Portfolio (Class 3) (1)                    42,490,456          22,888
Government and Quality Bond Portfolio (Class 3) (1)             28,226,821         189,781
Growth Portfolio (Class 3) (1)                                   1,905,682         140,876
Natural Resources Portfolio (Class 3) (1)                        2,285,745          48,370

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                             Cost of Shares   Proceeds from
Variable Accounts                                               Acquired       Shares Sold
-----------------                                            --------------   -------------
SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                          $ 1,153,092     $ 2,946,903
Alliance Growth Portfolio (Class 1)                              1,098,659      13,753,029
Blue Chip Growth Portfolio (Class 1)                               232,913         231,996
Cash Management Portfolio (Class 1)                             23,049,653      18,812,048
Corporate Bond Portfolio (Class 1)                              14,900,439       5,231,231
Davis Venture Value Portfolio (Class 1)                         14,284,915      11,783,229
Dogs of Wall Street Portfolio (Class 1)                            562,060       1,360,327
Emerging Markets Portfolio (Class 1)                             5,307,451       4,840,359
Equity Income Portfolio (Class 1)                                2,336,314       6,044,067
Equity Index Portfolio (Class 1)                                   566,386       7,580,990
Federated American Leaders Portfolio (Class 1)                   1,982,336       3,524,171
Global Bond Portfolio (Class 1)                                  4,066,091       2,035,005
Global Equities Portfolio (Class 1)                              1,884,322       2,478,000
Goldman Sachs Research Portfolio (Class 1)                         484,809         535,060
Growth-Income Portfolio (Class 1)                                2,032,969      11,683,356
Growth Opportunities Portfolio (Class 1)                           415,021         429,888
High-Yield Bond Portfolio (Class 1)                              5,572,505       2,839,421
International Diversified Equities Portfolio (Class 1)           2,387,635       2,039,250
International Growth & Income Portfolio (Class 1)                7,916,864       3,213,413
MFS Massachusetts Investors Trust Portfolio (Class 1)              208,701       1,055,535
MFS Mid-Cap Growth Portfolio (Class 1)                             456,127         759,123
MFS Total Return Portfolio (Class 1)                            23,066,442       7,353,957
Putnam Growth: Voyager Portfolio (Class 1)                         615,384       5,823,862
Real Estate Portfolio (Class 1)                                  6,892,834       4,011,566
Small Company Value Portfolio (Class 1)                          1,553,265       2,105,143
SunAmerica Balanced Portfolio (Class 1)                          1,402,886       8,988,406
Technology Portfolio (Class 1)                                       9,155          62,737
Telecom Utility Portfolio (Class 1)                                664,838         901,981
Worldwide High Income Portfolio (Class 1)                        1,783,365       1,347,126
Aggressive Growth Portfolio (Class 3) (1)                          306,552          22,839
Alliance Growth Portfolio (Class 3) (1)                         12,414,982           9,931
Blue Chip Growth Portfolio (Class 3) (1)                           342,100         162,917
Cash Management Portfolio (Class 3) (1)                          4,607,787       2,066,907
Corporate Bond Portfolio (Class 3) (1)                          40,632,973         150,697
Davis Venture Value Portfolio (Class 3) (1)                     35,432,394           1,597
Dogs of Wall Street Portfolio (Class 3) (1)                        269,031          34,317
Emerging Markets Portfolio (Class 3) (1)                         1,858,713           3,854
Federated American Leaders Portfolio (Class 3) (1)                 578,701          10,493
Foreign Value Portfolio (Class 3) (1)                           15,459,221          42,495
Global Bond Portfolio (Class 3) (1)                              2,647,304          41,266

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                             Cost of Shares   Proceeds from
Variable Accounts                                               Acquired       Shares Sold
-----------------                                            --------------   -------------
SUNAMERICA TRUST:
Global Equities Portfolio (Class 3) (1)                        $  1,263,713    $    82,520
Goldman Sachs Research Portfolio (Class 3) (1)                      926,458         25,736
Growth-Income Portfolio (Class 3) (1)                             1,130,135         83,085
Growth Opportunities Portfolio (Class 3) (1)                        493,943         10,980
High-Yield Bond Portfolio (Class 3) (1)                           6,853,625         58,014
International Diversified Equities Portfolio (Class 3) (1)        2,039,247          4,355
International Growth & Income Portfolio (Class 3) (1)             6,320,076         75,145
Marsico Growth Portfolio (Class 3) (1)                            2,191,303        118,171
MFS Massachusetts Investors Trust Portfolio (Class 3) (1)           164,206          1,416
MFS Mid-Cap Growth Portfolio (Class 3) (1)                          858,435         77,045
MFS Total Return Portfolio (Class 3) (1)                         43,692,159         17,659
Putnam Growth: Voyager Portfolio (Class 3) (1)                      127,157         48,130
Real Estate Portfolio (Class 3) (1)                               4,020,421         87,753
Small & Mid Cap Value Portfolio (Class 3) (1)                     9,479,810          3,577
Small Company Value Portfolio (Class 3) (1)                       3,258,787         27,192
SunAmerica Balanced Portfolio (Class 3) (1)                         752,252         63,374
Technology Portfolio (Class 3) (1)                                   49,457         11,720
Telecom Utility Portfolio (Class 3) (2)                              32,208             10
Worldwide High Income Portfolio (Class 3) (1)                     1,523,973         11,332

VAN KAMPEN TRUST:
Comstock Portfolio (Class II)                                  $ 80,131,379    $ 9,675,480
Strategic Growth Portfolio (Class II)                             1,776,381      1,861,407
Growth and Income Portfolio (Class II)                           84,237,634      8,814,530

LORD ABBETT FUND:
Growth and Income Portfolio (Class VC)                         $ 55,380,586    $ 8,058,509
Mid-Cap Value Portfolio (Class VC)                               29,207,737      8,699,281

AMERICAN FUND INSURANCE SERIES:
Asset Allocation Fund (Class 2)                                $ 82,068,248    $ 8,382,864
Global Growth Fund (Class 2)                                     91,826,322      6,474,895
Growth Fund (Class 2)                                            63,415,884     11,843,127
Growth-Income Fund (Class 2)                                    129,404,431     15,276,040

(1)  For the period from May 1, 2006 (inception) to April 30, 2007

(2)  For the period from August 28, 2006 (inception) to April 30, 2007

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   SUBSEQUENT EVENTS

     Effective May 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning May 1, 2007, with no impact on the total increase (decrease) in net assets from operations.

     Effective May 1, 2007, the Federated American Leaders Portfolio will be named Equity Opportunities Portfolio, the Marsico Growth Portfolio will be named Marsico Focused Growth Portfolio, the MFS Mid-Cap Growth Portfolio will be named Mid-Cap Growth Portfolio, the SunAmerica Balanced Portfolio will be named Balanced Portfolio, the Putnam Growth: Voyager Portfolio will be named Fundamental Growth Portfolio and the Goldman Sachs Research Portfolio will be named Capital Growth Portfolio.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended April 30, 2007, 2006, 2005, 2004 and 2003 follows:

                          At April 30                                 For the Year Ended April 30
          --------------------------------------------   ----------------------------------------------------
                        Unit Fair Value                   Expense Ratio   Investment        Total Return
                           Lowest to       Net Assets        Lowest         Income            Lowest to
   Year      Units      Highest ($) (5)        ($)       to Highest (1)    Ratio (2)         Highest (3)
   ----   ----------   -----------------   -----------   --------------   ----------   ----------------------
Asset Allocation Portfolio (Class 1)
   2007      916,119   15.44 to 26.98(6)    18,467,182   0.85% to 1.25%        3.16%      10.59% to 10.74%(7)
   2006      949,755   13.94 to 24.40(6)    17,818,596   0.85% to 1.25%        2.99%       9.93% to 10.37%(7)
   2005      971,032   11.78 to 22.20(6)    17,336,407   0.85% to 1.25%        2.73%           5.86% to 6.28%
   2004      999,662   11.08 to 20.97(6)    17,626,445   0.85% to 1.25%        3.34%         18.44% to 18.91%
   2003      842,182       9.27 to 17.70    12,636,500   0.85% to 1.25%        3.89%         -3.43% to -3.05%

Capital Appreciation Portfolio (Class 1)
   2007    8,114,213   14.92 to 47.00(6)   135,629,169   0.85% to 1.25%        0.14%           9.24% to 9.68%
   2006    7,778,119   13.61 to 43.03(6)   122,002,595   0.85% to 1.25%        0.27%         25.96% to 26.47%
   2005    6,202,015   10.76 to 34.16(6)    83,487,910   0.85% to 1.25%        0.00%           0.37% to 0.78%
   2004    4,540,534   10.68 to 34.03(6)    68,288,994   0.85% to 1.25%        0.00%         22.49% to 23.00%
   2003    3,312,355       6.42 to 27.78    45,411,415   0.85% to 1.25%        0.00%       -12.32% to -11.97%

Government and Quality Bond Portfolio (Class 1)
   2007    5,953,394   13.95 to 18.08(6)    87,861,069   0.85% to 1.25%        3.65%           5.23% to 5.65%
   2006    5,852,159   13.20 to 17.18(6)    83,089,300   0.85% to 1.25%        3.77%         -1.00% to -0.60%
   2005    5,005,538   13.28 to 17.35(6)    74,583,311   0.85% to 1.25%        4.64%           3.27% to 3.69%
   2004    4,538,622   12.81 to 16.80(6)    68,841,287   0.85% to 1.25%        4.04%          -0.18% to 0.22%
   2003    4,435,309      12.25 to 16.83    69,894,786   0.85% to 1.25%        3.39%           7.20% to 7.63%

Growth Portfolio (Class 1)
   2007    5,772,736   13.45 to 37.31(6)    86,859,847   0.85% to 1.25%        0.61%         11.97% to 12.41%
   2006    5,763,643   11.97 to 33.32(6)    79,074,823   0.85% to 1.25%        0.82%          17.64 to 18.11%
   2005    4,488,033   10.13 to 28.33(6)    56,478,498   0.85% to 1.25%        0.53%           5.42% to 5.85%
   2004    3,178,645    9.57 to 26.87(6)    43,263,936   0.85% to 1.25%        0.47%         24.05% to 24.56%
   2003    2,185,613       6.55 to 21.66    27,512,769   0.85% to 1.25%        0.41%       -15.55% to -15.22%

Asset Allocation Portfolio (Class 3)
   2007      103,436      14.17 to 14.39     1,488,630   0.85% to 1.10%        1.64%   10.61%(9) to 10.95%(9)
   2006           --                  --            --              --            --                       --
   2005           --                  --            --              --            --                       --
   2004           --                  --            --              --            --                       --
   2003           --                  --            --              --            --                       --

Capital Appreciation Portfolio (Class 3)
   2007    3,085,252      14.64 to 14.89    45,912,750   0.85% to 1.10%        0.00%     9.53%(9) to 9.82%(9)
   2006           --                  --            --              --            --                       --
   2005           --                  --            --              --            --                       --
   2004           --                  --            --              --            --                       --
   2003           --                  --            --              --            --                       --

Government and Quality Bond Portfolio (Class 3)
   2007    2,044,042      13.70 to 13.91    28,430,845   0.85% to 1.10%        1.30%     5.45%(9) to 5.71%(9)
   2006           --                  --            --              --            --                       --
   2005           --                  --            --              --            --                       --
   2004           --                  --            --              --            --                       --
   2003           --                  --            --              --            --                       --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                          At April 30                                 For the Year Ended April 30
          --------------------------------------------   ----------------------------------------------------
                        Unit Fair Value                   Expense Ratio   Investment        Total Return
                           Lowest to       Net Assets        Lowest         Income            Lowest to
   Year      Units      Highest ($) (5)        ($)       to Highest (1)    Ratio (2)         Highest (3)
   ----   ----------   -----------------   -----------   --------------   ----------   ----------------------
Growth Portfolio (Class 3)
   2007      143,500      13.21 to 13.42     1,925,911   0.85% to 1.10%        0.24%   12.29%(9) to 12.64%(9)
   2006           --                  --            --               --           --                       --
   2005           --                  --            --               --           --                       --
   2004           --                  --            --               --           --                       --
   2003           --                  --            --               --           --                       --

Natural Resources Portfolio (Class 3)
   2007      226,414      11.11 to 11.14     2,521,228   0.85% to 1.10%        0.18%   11.12%(9) to 11.36%(9)
   2006           --                  --            --               --           --                       --
   2005           --                  --            --               --           --                       --
   2004           --                  --            --               --           --                       --
   2003           --                  --            --               --           --                       --

Aggressive Growth Portfolio (Class 1)
   2007      686,222   11.87 to 19.61(6)    11,523,478   0.85% to 1.25%        0.10%         12.60% to 13.05%
   2006      779,379   10.50 to 17.41(6)    11,882,825   0.85% to 1.25%        0.00%         22.91% to 23.40%
   2005      904,750    8.51 to 14.17(6)    11,620,263   0.85% to 1.25%        0.00%       9.63% to 10.06%(7)
   2004      983,125    7.73 to 12.92(6)    11,702,361   0.85% to 1.25%        0.00%         22.07% to 22.56%
   2003      961,812       4.13 to 10.59     9,544,290   0.85% to 1.25%        0.24%       -18.98% to -18.65%

Alliance Growth Portfolio (Class 1)
   2007    2,189,625    8.53 to 35.16(6)    47,489,197   0.85% to 1.25%        0.13%           2.03% to 2.44%
   2006    2,713,134    8.32 to 34.46(6)    59,181,349   0.85% to 1.25%        0.38%         27.10% to 27.61%
   2005    3,450,927    6.52 to 27.12(6)    60,549,487   0.85% to 1.25%        0.33%        1.04% to 1.45%(7)
   2004    4,391,660    6.43 to 26.84(6)    75,292,292   0.85% to 1.25%        0.25%         11.80% to 12.25%
   2003    4,857,901       4.77 to 24.00    72,130,071   0.85% to 1.25%        0.30%       -16.24% to -15.90%

Blue Chip Growth Portfolio (Class 1)
   2007      289,877        6.39 to 6.49     1,878,739   0.85% to 1.10%        0.25%          9.97% to 10.25%
   2006      288,625        5.81 to 5.88     1,696,323   0.85% to 1.10%        0.56%         10.92% to 11.20%
   2005      268,342        5.24 to 5.29     1,418,582   0.85% to 1.10%        0.16%         -1.71% to -1.46%
   2004      201,429        5.33 to 5.37     1,080,772   0.85% to 1.10%        0.16%         16.36% to 16.65%
   2003      165,075        4.58 to 4.60       759,737   0.85% to 1.10%        0.26%       -18.61% to -18.39%

Cash Management Portfolio (Class 1)
   2007    1,908,753   11.68 to 13.86(6)    23,875,174   0.85% to 1.25%        2.55%           3.63% to 4.04%
   2006    1,566,098   11.23 to 13.37(6)    19,153,946   0.85% to 1.25%        0.86%           2.15% to 2.56%
   2005    1,660,970   10.94 to 13.09(6)    20,569,647   0.85% to 1.25%        0.77%           0.09% to 0.49%
   2004    1,634,270   10.89 to 13.08(6)    20,444,351   0.85% to 1.25%        2.09%         -0.69% to -0.29%
   2003    1,922,742      10.54 to 13.17    24,491,587   0.85% to 1.25%        3.63%          -0.11% to 0.29%

Corporate Bond Portfolio (Class 1)
   2007    5,762,823   15.12 to 18.75(6)    88,117,103   0.85% to 1.25%        4.34%           7.31% to 7.74%
   2006    5,268,308   14.03 to 17.48(6)    75,119,224   0.85% to 1.25%        4.39%           1.40% to 1.81%
   2005    3,499,746   13.78 to 17.23(6)    49,923,331   0.85% to 1.25%        4.75%           3.86% to 4.28%
   2004    1,994,520   13.21 to 16.59(6)    28,487,187   0.85% to 1.25%        5.35%           6.12% to 6.55%
   2003    1,170,704      12.33 to 15.64    16,712,027   0.85% to 1.25%        5.94%           8.90% to 9.34%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                            At April 30                            For the Year Ended April 30
          --------------------------------------------   --------------------------------------------------
                        Unit Fair Value                  Expense Ratio    Investment      Total Return
                           Lowest to        Net Assets       Lowest         Income          Lowest to
   Year     Units       Highest ($) (5)        ($)       to Highest (1)   Ratio (2)        Highest (3)
   ----   ---------   ------------------   -----------   --------------   ----------   --------------------
Davis Venture Value Portfolio (Class 1)
   2007   8,070,942    16.39 to 41.73(6)   148,405,314   0.85% to 1.25%      0.98%         13.90% to 14.35%
   2006   7,926,993    14.34 to 36.64(6)   127,172,101   0.85% to 1.25%      0.96%         16.03% to 16.50%
   2005   6,547,997    12.31 to 31.58(6)    94,709,800   0.85% to 1.25%      0.85%       8.59% to 9.02% (7)
   2004   5,513,260    11.29 to 29.08(6)    77,506,131   0.85% to 1.25%      0.77%         30.20% to 30.72%
   2003   4,665,711       7.87 to 22.34     51,742,583   0.85% to 1.25%      0.65%       -13.03% to -12.68%

"Dogs" of Wall Street Portfolio (Class 1)
   2007     373,356       13.68 to 15.91     5,265,702   0.85% to 1.25%      2.40%         16.44% to 16.90%
   2006     449,685       11.75 to 13.61     5,417,029   0.85% to 1.25%      2.52%           5.77% to 6.19%
   2005     573,762       11.11 to 12.82     6,504,889   0.85% to 1.25%      2.44%       1.80% to 2.20% (7)
   2004     678,245       10.91 to 12.54     7,512,954   0.85% to 1.25%      2.52%     24.60% to 25.10% (7)
   2003     733,143        8.76 to 10.02     6,528,585   0.85% to 1.25%      1.90%       -13.94% to -13.59%

Emerging Markets Portfolio (Class 1)
   2007     705,715       21.28 to 26.06    16,152,724   0.85% to 1.25%      0.95%         16.26% to 16.72%
   2006     814,147       18.30 to 22.33    15,776,403   0.85% to 1.25%      0.28%         63.38% to 64.03%
   2005     636,170       11.20 to 13.61     7,347,341   0.85% to 1.25%      1.01%         23.01% to 23.50%
   2004     767,783        9.11 to 11.02     7,158,565   0.85% to 1.25%      0.00%         49.25% to 49.84%
   2003     632,213         6.10 to 7.35     3,999,291   0.85% to 1.25%      0.29%      -17.16% to -16.84 %

Equity Income Portfolio (Class 1)
   2007          --                   --            --               --        --                        --
   2006     427,496       12.86 to 12.94     5,499,195   0.85% to 1.25%      1.73%      8.62% to 13.44% (7)
   2005     603,319                11.34     6,841,407            1.25%      1.33%                    5.63%
   2004     792,665                10.73     8,509,172            1.25%      1.53%                   19.71%
   2003     758,827                 8.97     6,804,963            1.25%      2.03%                  -14.39%

Equity Index Portfolio (Class 1)
   2007   2,345,019                10.98    25,756,567            1.25%      1.56%                   13.14%
   2006   3,059,876                 9.71    29,704,711            1.25%      1.60%                   13.47%
   2005   4,114,983                 8.56    35,204,686            1.25%      1.10%                    4.45%
   2004   5,140,659                 8.19    42,104,093            1.25%      1.01%                   20.56%
   2003   5,344,702                 6.79    36,310,699            1.25%      1.07%                  -14.70%

Federated American Leaders (Class 1)
   2007   1,550,960    13.55 to 21.47(6)    22,389,453   0.85% to 1.25%      1.63%         11.61% to 12.05%
   2006   1,671,136    12.09 to 19.24(6)    21,804,571   0.85% to 1.25%      1.55%         11.45% to 11.90%
   2005   1,522,266    10.81 to 17.26(6)    18,567,050   0.85% to 1.25%      1.42%           6.00% to 6.43%
   2004   1,306,284    10.15 to 16.29(6)    15,889,240   0.85% to 1.25%      1.43%         23.31% to 23.81%
   2003   1,047,833       8.16 to 13.21     10,910,210   0.85% to 1.25%      1.16%       -17.15% to -16.81%

Global Bond Portfolio (Class 1)
   2007     818,750    13.60 to 18.63(6)    12,192,862   0.85% to 1.25%      9.13%       2.82% to 3.23% (7)
   2006     737,348    13.18 to 18.12(6)    10,985,195   0.85% to 1.25%      3.23%       2.47% to 2.88% (7)
   2005     632,442    12.81 to 17.68(6)     9,740,574   0.85% to 1.25%      0.00%           4.17% to 4.59%
   2004     577,668    12.25 to 16.98(6)     9,081,423   0.85% to 1.25%      0.00%           0.75% to 1.16%
   2003     557,751      12.04 to 16.85      9,012,858   0.85% to 1.25%      1.64%           6.63% to 7.06%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                            At April 30                             For the Year Ended April 30
          --------------------------------------------   ----------------------------------------------------
                        Unit Fair Value                  Expense Ratio    Investment       Total Return
                           Lowest to        Net Assets      Lowest          Income           Lowest to
   Year     Units       Highest ($) (5)         ($)      to Highest (1)    Ratio (2)        Highest (3)
   ----   ---------   ------------------   -----------   --------------   ----------   ----------------------
Global Equities Portfolio (Class 1)
   2007     697,578    11.59 to 26.14(6)    12,617,488   0.85% to 1.25%      0.89%           16.51% to 16.98%
   2006     703,263     9.91 to 22.43(6)    11,363,594   0.85% to 1.25%      0.26%           34.21% to 34.75%
   2005     731,337     7.35 to 16.71(6)     9,402,833   0.85% to 1.25%      0.32%         5.56% to 5.98% (7)
   2004     919,029     6.94 to 15.83(6)    11,020,629   0.85% to 1.25%      0.25%           20.36% to 20.84%
   2003   1,037,728       5.71 to 13.16     10,038,817   0.85% to 1.25%      0.00%         -19.14% to -18.82%

Goldman Sachs Research Portfolio (Class 1)
   2007     247,323         8.66 to 8.80     2,174,280   0.85% to 1.10%      0.31%           14.30% to 14.58%
   2006     248,835         7.58 to 7.68     1,909,317   0.85% to 1.10%      0.45%           16.75% to 17.04%
   2005     178,277         6.49 to 6.56     1,168,750   0.85% to 1.10%      0.00%             1.68% to 1.93%
   2004     127,558         6.39 to 6.44       820,456   0.85% to 1.10%      0.00%           22.42% to 22.73%
   2003      86,857         5.22 to 5.24       455,203   0.85% to 1.10%      0.00%         -14.09% to -13.87%

Growth-Income Portfolio (Class 1)
   2007   2,172,631    10.92 to 34.00(6)    46,157,588   0.85% to 1.25%      0.75%         8.88% to 9.32% (7)
   2006   2,508,957     9.99 to 31.22(6)    51,800,247   0.85% to 1.25%      0.56%           16.84% to 17.30%
   2005   3,029,829     8.51 to 26.72(6)    56,491,767   0.85% to 1.25%      0.72%             1.56% to 1.97%
   2004   3,720,474     8.35 to 26.31(6)    68,815,280   0.85% to 1.25%      0.93%           19.14% to 19.62%
   2003   4,056,149        6.41 to 22.09    61,581,722   0.85% to 1.25%      0.96%         -14.11% to -13.76%

Growth Opportunities Portfolio (Class 1)
   2007     181,505         5.97 to 6.23     1,085,841   0.85% to 1.10%      0.00%           -0.92% to -0.68%
   2006     183,198         6.01 to 6.28     1,104,632   0.85% to 1.10%      0.00%           36.75% to 37.11%
   2005      65,458         4.38 to 4.60       287,334   0.85% to 1.10%      0.00%           -0.83% to -0.59%
   2004      58,482         4.41 to 4.63       258,640   0.85% to 1.10%      0.00%           20.89% to 21.23%
   2003      48,330         3.64 to 3.83       175,830   0.85% to 1.10%      0.00%         -27.41% to -26.86%

High-Yield Bond Portfolio (Class 1)
   2007   1,264,402    15.95 to 22.09(6)    20,788,545   0.85% to 1.25%      7.63%       10.90% to 11.06% (7)
   2006   1,158,420    14.36 to 19.92(6)    17,292,845   0.85% to 1.25%      9.75%       15.09% to 15.55% (7)
   2005   1,106,694    12.02 to 17.31(6)    14,737,078   0.85% to 1.25%      8.64%       12.08% to 12.53% (7)
   2004     974,758    10.68 to 15.44(6)    12,031,008   0.85% to 1.25%      6.43%           18.15% to 18.62%
   2003     638,229       8.97 to 13.07      7,178,636   0.85% to 1.25%     14.87%             2.57% to 2.98%

International Diversified Equities Portfolio (Class 1)
   2007     812,228    16.02 to 17.08(6)    10,099,384   0.85% to 1.25%      0.41%       15.00% to 15.42% (7)
   2006     749,276    13.93 to 14.80(6)     8,378,646   0.85% to 1.25%      1.44%       33.28% to 33.81% (7)
   2005     649,657    10.45 to 11.07(6)     5,681,049   0.85% to 1.25%      2.04%     7.55%(8) to 10.90% (7)
   2004     661,289      6.16 to 9.42(6)     5,345,355   0.85% to 1.25%      4.03%           32.11% to 32.64%
   2003     584,446        4.62 to 7.13      3,655,991   0.85% to 1.25%      0.00%         -30.32% to -30.04%

International Growth & Income Portfolio (Class 1)
   2007   1,930,818    16.29 to 20.69(6)    33,618,066   0.85% to 1.25%      1.26%           17.01% to 17.48%
   2006   1,624,150    13.87 to 17.68(6)    24,427,654   0.85% to 1.25%      0.81%           34.94% to 35.48%
   2005   1,461,032    10.24 to 13.10(6)    16,531,318   0.85% to 1.25%      1.18%       12.29% to 12.74% (7)
   2004   1,368,132     9.08 to 11.67(6)    13,930,099   0.85% to 1.25%      1.31%           36.02% to 36.57%
   2003   1,447,371        5.97 to 8.58     10,734,722   0.85% to 1.25%      0.61%         -22.08% to -21.76%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                           At April 30                             For the Year Ended April 30
          ---------------------------------------------   --------------------------------------------------
                         Unit Fair Value                  Expense Ratio    Investment      Total Return
                            Lowest to        Net Assets      Lowest          Income          Lowest to
   Year      Units       Highest ($) (5)         ($)      to Highest (1)   Ratio (2)        Highest (3)
   ----   ----------   ------------------   -----------   --------------   ----------   --------------------
MFS Massachusetts Investors Trust Portfolio (Class 1)
   2007      571,906       11.43 to 11.61     6,629,932   0.85% to 1.10%      0.70%         12.29% to 12.57%
   2006      651,510       10.18 to 10.31     6,711,198   0.85% to 1.10%      0.76%         16.12% to 16.41%
   2005      734,202         8.77 to 8.86     6,498,005   0.85% to 1.10%      0.81%           8.60% to 8.88%
   2004      896,493         8.07 to 8.14     7,288,167   0.85% to 1.10%      0.80%         15.30% to 15.59%
   2003      992,326         7.00 to 7.04     6,981,443   0.85% to 1.10%      0.91%       -14.63% to -14.42%

MFS Mid-Cap Growth Portfolio (Class 1)
   2007      432,792         9.34 to 9.49     4,101,234   0.85% to 1.10%      0.00%           2.10% to 2.35%
   2006      462,785         9.15 to 9.27     4,286,330   0.85% to 1.10%      0.00%         21.60% to 21.90%
   2005      464,234         7.53 to 7.60     3,527,481   0.85% to 1.10%      0.00%         -3.17% to -2.93%
   2004      476,821         7.77 to 7.83     3,733,305   0.85% to 1.10%      0.00%         32.81% to 33.15%
   2003      482,982         5.85 to 5.88     2,840,743   0.85% to 1.10%      0.00%       -29.02% to -28.84%

MFS Total Return Portfolio (Class 1)
   2007   10,626,450       16.47 to 16.73   177,627,795   0.85% to 1.10%      2.38%         12.03% to 12.31%
   2006   10,086,264       14.70 to 14.90   150,133,917   0.85% to 1.10%      2.06%           7.31% to 7.57%
   2005    6,985,249       13.70 to 13.85    96,653,891   0.85% to 1.10%      0.18%           7.58% to 7.85%
   2004    4,381,942       12.74 to 12.84    56,227,175   0.85% to 1.10%      4.00%         13.47% to 13.75%
   2003    2,609,969       11.23 to 11.29    29,450,456   0.85% to 1.10%      1.79%         -5.04% to -4.80%

Putnam Growth: Voyager Portfolio (Class 1)
   2007    2,167,678     7.58 to 19.83(6)    24,040,160   0.85% to 1.25%      0.02%           4.32% to 4.74%
   2006    2,549,419     7.24 to 19.01(6)    28,011,037   0.85% to 1.25%      0.61%         15.98% to 16.45%
   2005    2,873,774     6.22 to 16.39(6)    29,214,010   0.85% to 1.25%      0.13%      -2.23% to -1.84%(7)
   2004    2,575,127     6.33 to 16.77(6)    31,102,195   0.85% to 1.25%      0.25%         15.09% to 15.56%
   2003    2,441,491        5.05 to 14.57    27,931,800   0.85% to 1.25%      0.20%       -16.94% to -16.60%

Real Estate Portfolio (Class 1)
   2007      589,555       33.68 to 40.11    22,020,106   0.85% to 1.25%      1.24%         25.16% to 25.66%
   2006      561,998       26.91 to 31.92    16,598,621   0.85% to 1.25%      1.81%         29.08% to 29.59%
   2005      491,780       20.85 to 24.63    10,901,751   0.85% to 1.25%      2.52%      31.30% to 31.83%(7)
   2004      455,290       15.88 to 18.68     7,548,327   0.85% to 1.25%      2.34%      25.05% to 25.56%(7)
   2003      414,863       12.70 to 14.88     5,468,503   0.85% to 1.25%      2.55%           3.52% to 3.94%

Small Company Value Portfolio (Class 1)
   2007      340,916       20.69 to 29.13     9,928,447   0.85% to 1.25%      0.01%           7.15% to 7.58%
   2006      384,470       19.23 to 27.19    10,450,373   0.85% to 1.25%      6.09%         32.88% to 33.41%
   2005      456,861       14.41 to 20.46     9,345,792   0.85% to 1.25%      0.00%         15.28% to 15.74%
   2004      495,118       12.45 to 17.75     8,786,020   0.85% to 1.25%      0.00%         34.71% to 35.25%
   2003      458,325        9.21 to 13.18     6,037,265   0.85% to 1.25%      0.00%       -20.75% to -20.45%

SunAmerica Balanced Portfolio (Class 1)
   2007    2,217,107    10.18 to 17.45(6)    35,003,995   0.85% to 1.25%      2.76%         11.47% to 11.92%
   2006    2,737,772     9.10 to 15.66(6)    39,283,815   0.85% to 1.25%      2.52%           6.73% to 7.15%
   2005    3,519,306     8.49 to 14.67(6)    48,101,607   0.85% to 1.25%      1.56%        3.02% to 3.44%(7)
   2004    4,282,718     8.21 to 14.24(6)    57,607,133   0.85% to 1.25%      2.24%          9.90% to 10.35%
   2003    4,597,911       6.43 to 12.96     56,393,035   0.85% to 1.25%      3.07%         -9.38% to -9.02%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                           At April 30                               For the Year Ended April 30
          -------------------------------------------   ------------------------------------------------------
                        Unit Fair Value                 Expense Ratio    Investment        Total Return
                           Lowest to       Net Assets       Lowest         Income            Lowest to
   Year     Units       Highest ($) (5)        ($)      to Highest (1)    Ratio (2)         Highest (3)
   ----   ---------   ------------------   ----------   --------------   ----------   ------------------------
Technology Portfolio (Class 1)
   2007     147,503         2.41 to 2.45      360,403   0.85% to 1.10%      0.00%               1.20% to 1.45%
   2006     170,038         2.38 to 2.41      409,580   0.85% to 1.10%      0.00%             16.64% to 16.93%
   2005     140,711         2.04 to 2.06      289,994   0.85% to 1.10%      0.00%             -5.35% to -5.11%
   2004     121,974         2.16 to 2.17      264,982   0.85% to 1.10%      0.00%             19.47% to 19.77%
   2003      66,761         1.81 to 1.82      121,123   0.85% to 1.10%      0.00%           -27.75% to -27.59%

Telecom Utility Portfolio (Class 1)
   2007     228,872    12.39 to 16.75(6)    3,559,841   0.85% to 1.25%      3.49%             29.03% to 29.65%
   2006     247,300     9.56 to 12.98(6)    3,055,430   0.85% to 1.25%      4.30%             10.50% to 11.25%
   2005     320,859     8.08 to 11.75(6)    3,606,091   0.85% to 1.25%      4.90%          15.64% to 16.47%(7)
   2004     375,895     7.37 to 10.16(6)    3,674,204   0.85% to 1.25%      6.05%          14.63% to 15.08%(7)
   2003     423,820         6.02 to 8.86    3,570,779   0.85% to 1.25%     10.91%           -17.74% to -17.41%

Worldwide High Income Portfolio (Class 1)
   2007     441,898    15.28 to 22.59(6)    7,255,884   0.85% to 1.25%      7.41%               9.53% to 9.97%
   2006     437,925    13.89 to 20.62(6)    6,610,256   0.85% to 1.25%      7.77%             10.07% to 10.51%
   2005     353,167    12.57 to 18.74(6)    5,019,174   0.85% to 1.25%      6.07%               8.28% to 8.72%
   2004     260,053    11.56 to 17.30(6)    3,688,752   0.85% to 1.25%      7.56%              9.98% to 10.43%
   2003     185,292       10.42 to 15.73    2,548,697   0.85% to 1.25%     13.83%               7.13% to 7.56%

Aggressive Growth Portfolio (Class 3)
   2007      27,200       11.67 to 11.84      321,940   0.85% to 1.10%      0.00%      13.05% (9) to 13.31%(9)
   2006          --                   --           --               --        --                            --
   2005          --                   --           --               --        --                            --
   2004          --                   --           --               --        --                            --
   2003          --                   --           --               --        --                            --

Alliance Growth Portfolio (Class 3)
   2007   1,540,187         8.37 to 8.50   13,090,904   0.85% to 1.10%      0.00%        2.62% (9) to 2.89%(9)
   2006          --                   --           --               --        --                            --
   2005          --                   --           --               --        --                            --
   2004          --                   --           --               --        --                            --
   2003          --                   --           --               --        --                            --

Blue Chip Growth Portfolio (Class 3)
   2007      31,532         6.36 to 6.47      204,059   0.85% to 1.10%      0.01%       9.90% (9) to 10.38%(9)
   2006          --                   --           --               --        --                            --
   2005          --                   --           --               --        --                            --
   2004          --                   --           --               --        --                            --
   2003          --                   --           --               --        --                            --

Cash Management Portfolio (Class 3)
   2007     221,901       11.45 to 11.65    2,585,109   0.85% to 1.10%      1.18%        3.06% (9) to 3.78%(9)
   2006          --                   --           --               --        --                            --
   2005          --                   --           --               --        --                            --
   2004          --                   --           --               --        --                            --
   2003          --                   --           --               --        --                            --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                         At April 30                               For the Year Ended April 30
          ----------------------------------------   ------------------------------------------------------
                      Unit Fair Value                 Expense Ratio   Investment         Total Return
                         Lowest to      Net Assets      Lowest to       Income             Lowest to
   Year     Units     Highest ($) (5)       ($)        Highest (1)     Ratio (2)          Highest (3)
   ----   ---------   ---------------   ----------   --------------   ----------   ------------------------
Corporate Bond Portfolio (Class 3)
   2007   2,737,040    14.84 to 15.08   41,252,054   0.85% to 1.10%      2.33%         7.41%(9) to 7.69%(9)
   2006          --                --           --               --         --                           --
   2005          --                --           --               --         --                           --
   2004          --                --           --               --         --                           --
   2003          --                --           --               --         --                           --

Davis Venture Value Portfolio (Class 3)
   2007   2,334,998    16.09 to 16.35   38,159,680   0.85% to 1.10%      0.47%       14.21%(9) to 14.51%(9)
   2006          --                --           --               --         --                           --
   2005          --                --           --               --         --                           --
   2004          --                --           --               --         --                           --
   2003          --                --           --               --         --                           --

"Dogs" of Wall Street Portfolio (Class 3)
   2007      15,406    15.63 to 15.87      244,392   0.85% to 1.10%      1.08%       16.65%(9) to 17.21%(9)
   2006          --                --           --               --         --                           --
   2005          --                --           --               --         --                           --
   2004          --                --           --               --         --                           --
   2003          --                --           --               --         --                           --

Emerging Markets Portfolio (Class 3)
   2007      78,177    25.63 to 25.99    2,030,305   0.85% to 1.10%      0.43%       15.89%(9) to 16.18%(9)
   2006          --                --           --               --         --                           --
   2005          --                --           --               --         --                           --
   2004          --                --           --               --         --                           --
   2003          --                --           --               --         --                           --

Federated American Leaders (Class 3)
   2007      44,392    13.31 to 13.51      599,323   0.85% to 1.10%      0.91%       11.80%(9) to 12.09%(9)
   2006          --                --           --               --         --                           --
   2005          --                --           --               --         --                           --
   2004          --                --           --               --         --                           --
   2003          --                --           --               --         --                           --

Foreign Value Portfolio (Class 3)
   2007   1,412,237    12.17 to 12.20   17,227,088   0.85% to 1.10%      0.51%       21.70%(9) to 21.99%(9)
   2006          --                --           --               --         --                           --
   2005          --                --           --               --         --                           --
   2004          --                --           --               --         --                           --
   2003          --                --           --               --         --                           --

Global Bond Portfolio (Class 3)
   2007     191,065    13.36 to 13.57    2,590,965   0.85% to 1.10%      5.37%         2.58%(9) to 2.83%(9)
   2006          --                --           --               --         --                           --
   2005          --                --           --               --         --                           --
   2004          --                --           --               --         --                           --
   2003          --                --           --               --         --                           --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                         At April 30                               For the Year Ended April 30
          ----------------------------------------   ------------------------------------------------------
                      Unit Fair Value                 Expense Ratio   Investment         Total Return
                         Lowest to      Net Assets      Lowest to       Income             Lowest to
   Year     Units     Highest ($) (5)       ($)        Highest (1)     Ratio (2)          Highest (3)
   ----   ---------   ---------------   ----------   --------------   ----------   ------------------------
Global Equities Portfolio (Class 3)
   2007     112,385    11.38 to 11.56    1,298,904   0.85% to 1.10%      0.40%       16.27%(9) to 16.66%(9)
   2006          --                --           --               --         --                           --
   2005          --                --           --               --         --                           --
   2004          --                --           --               --         --                           --
   2003          --                --           --               --         --                           --

Goldman Sachs Research Portfolio (Class 3)
   2007     111,654      8.63 to 8.77      978,668   0.85% to 1.10%      0.07%       14.37%(9) to 14.75%(9)
   2006          --                --           --               --         --                           --
   2005          --                --           --               --         --                           --
   2004          --                --           --               --         --                           --
   2003          --                --           --               --         --                           --

Growth-Income Portfolio (Class 3)
   2007     101,291    10.67 to 10.89    1,102,657   0.85% to 1.10%      0.21%         8.52%(9) to 9.30%(9)
   2006          --                --           --               --         --                           --
   2005          --                --           --               --         --                           --
   2004          --                --           --               --         --                           --
   2003          --                --           --               --         --                           --

Growth Opportunities Portfolio (Class 3)
   2007      87,358      5.95 to 6.21      520,946   0.85% to 1.10%      0.00%       -0.96%(9) to -0.64%(9)
   2006          --                --           --               --         --                           --
   2005          --                --           --               --         --                           --
   2004          --                --           --               --         --                           --
   2003          --                --           --               --         --                           --

High-Yield Bond Portfolio (Class 3)
   2007     450,753    15.20 to 15.42    6,950,276   0.85% to 1.10%      4.12%       10.71%(9) to 10.99%(9)
   2006          --                --           --               --         --                           --
   2005          --                --           --               --         --                           --
   2004          --                --           --               --         --                           --
   2003          --                --           --               --         --                           --

International Diversified Equities Portfolio (Class 3)
   2007     215,249    10.40 to 10.56    2,272,248   0.85% to 1.10%      0.16%       14.62%(9) to 14.92%(9)
   2006          --                --           --               --         --                           --
   2005          --                --           --               --         --                           --
   2004          --                --           --               --         --                           --
   2003          --                --           --               --         --                           --

International Growth & Income Portfolio (Class 3)
   2007     423,527    16.01 to 16.25    6,879,058   0.85% to 1.10%      0.63%       16.72%(9) to 17.01%(9)
   2006          --                --           --               --         --                           --
   2005          --                --           --               --         --                           --
   2004          --                --           --               --         --                           --
   2003          --                --           --               --         --                           --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                          At April 30                                 For the Year Ended April 30
          --------------------------------------------   ----------------------------------------------------
                        Unit Fair Value                   Expense Ratio   Investment        Total Return
                           Lowest to        Net Assets       Lowest         Income            Lowest to
   Year      Units      Highest ($) (5)        ($)       to Highest (1)    Ratio (2)         Highest (3)
   ----   ----------   -----------------   -----------   --------------   ----------   ----------------------
Marsico Growth Portfolio (Class 3)
   2007      203,598      10.48 to 10.51     2,138,576   0.85% to 1.10%        0.00%     4.80%(9) to 5.06%(9)
   2006          ---                 ---            --               --           --                       --
   2005           --                  --            --               --           --                       --
   2004           --                  --            --               --           --                       --
   2003           --                  --            --               --           --                       --

MFS Massachusetts Investors Trust Portfolio (Class 3)
   2007       15,110      11.26 to 11.57       174,212   0.85% to 1.10%        0.21%   12.58%(9) to 12.91%(9)
   2006           --                  --            --               --           --                       --
   2005           --                  --            --               --           --                       --
   2004           --                  --            --               --           --                       --
   2003           --                  --            --               --           --                       --

MFS Mid-Cap Growth Portfolio (Class 3)
   2007       90,634        9.32 to 9.46       857,521   0.85% to 1.10%        0.00%     2.69%(9) to 2.94%(9)
   2006           --                  --            --               --           --                       --
   2005           --                  --            --               --           --                       --
   2004           --                  --            --               --           --                       --
   2003           --                  --            --               --           --                       --

MFS Total Return Portfolio (Class 3)
   2007    2,743,739      16.43 to 16.69    45,763,499   0.85% to 1.10%        1.25%   12.13%(9) to 12.42%(9)
   2006           --                  --            --               --           --                       --
   2005           --                  --            --               --           --                       --
   2004           --                  --            --               --           --                       --
   2003           --                  --            --               --           --                       --

Putnam Growth: Voyager Portfolio (Class 3)
   2007       11,279        7.43 to 7.56        85,279   0.85% to 1.10%        0.00%     4.81%(9) to 5.26%(9)
   2006           --                  --            --               --           --                       --
   2005           --                  --            --               --           --                       --
   2004           --                  --            --               --           --                       --
   2003           --                  --            --               --           --                       --

Real Estate Portfolio (Class 3)
   2007      102,154      39.37 to 39.99     4,083,352   0.85% to 1.10%        0.58%   26.23%(9) to 26.59%(9)
   2006           --                  --            --               --           --                       --
   2005           --                  --            --               --           --                       --
   2004           --                  --            --               --           --                       --
   2003           --                  --            --               --           --                       --

Small & Mid Cap Value Portfolio (Class 3)
   2007      908,556      11.44 to 11.47    10,425,086   0.85% to 1.10%        0.05%   14.45%(9) to 14.75%(9)
   2006           --                  --            --               --           --                       --
   2005           --                  --            --               --           --                       --
   2004           --                  --            --               --           --                       --
   2003           --                  --            --               --           --                       --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                          At April 30                                  For the Year Ended April 30
          --------------------------------------------   ------------------------------------------------------
                        Unit Fair Value                   Expense Ratio   Investment         Total Return
                           Lowest to        Net Assets       Lowest         Income             Lowest to
   Year      Units      Highest ($) (5)        ($)       to Highest (1)    Ratio (2)          Highest (3)
   ----   ----------   -----------------   -----------   --------------   ----------   ------------------------
Small Company Value Portfolio (Class 3)
   2007      314,883      10.67 to 10.70     3,367,814   0.85% to 1.10%        0.00%       6.69%(9) to 6.96%(9)
   2006           --                  --            --               --           --                         --
   2005           --                  --            --               --           --                         --
   2004           --                  --            --               --           --                         --
   2003           --                  --            --               --           --                         --

SunAmerica Balanced Portfolio (Class 3)
   2007       72,752       9.97 to 10.15       738,657   0.85% to 1.10%        2.46%      11.39%(9) to 11.95%(9)
   2006           --                  --            --               --           --                         --
   2005           --                  --            --               --           --                         --
   2004           --                  --            --               --           --                         --
   2003           --                  --            --               --           --                         --

Technology Portfolio (Class 3)
   2007       16,146        2.40 to 2.44        39,385   0.85% to 1.10%        0.00%       1.36%(9) to 1.72%(9)
   2006           --                  --            --               --           --                         --
   2005           --                  --            --               --           --                         --
   2004           --                  --            --               --           --                         --
   2003           --                  --            --               --           --                         --

Telecom Utility Portfolio (Class 3)
   2007        2,799      11.41 to 11.57        32,370   0.85% to 1.10%        0.48%   21.19%(10) to 21.26%(10)
   2006           --                  --            --               --           --                         --
   2005           --                  --            --               --           --                         --
   2004           --                  --            --               --           --                         --
   2003           --                  --            --               --           --                         --

Worldwide High Income Portfolio (Class 3)
   2007      102,373      15.01 to 15.23     1,559,010   0.85% to 1.10%        3.60%       9.42%(9) to 9.69%(9)
   2006           --                  --            --               --           --                         --
   2005           --                  --            --               --           --                         --
   2004           --                  --            --               --           --                         --
   2003           --                  --            --               --           --                         --

Comstock Portfolio (Class II)
   2007   19,886,050      15.13 to 15.34   304,736,859   0.85% to 1.10%        1.25%        14.53% to 14.82%(7)
   2006   15,477,003      13.21 to 13.36   206,564,506   0.85% to 1.10%        1.49%           11.07% to 11.35%
   2005   10,329,777      11.89 to 12.00   123,820,013   0.85% to 1.10%        1.21%           10.80% to 11.08%
   2004    4,972,603      10.73 to 10.80    53,666,882   0.85% to 1.10%        1.13%           28.12% to 28.44%
   2003    1,877,262        8.38 to 8.41    15,778,868   0.85% to 1.10%        1.27%         -16.36% to -16.15%

Strategic Growth Portfolio (Class II)
   2007      900,337      10.37 to 10.48     9,424,612   0.85% to 1.10%        0.00%          0.76% to 1.01%(7)
   2006      897,690      10.29 to 10.37     9,304,238   0.85% to 1.10%        0.00%           20.26% to 20.56%
   2005      820,359        8.56 to 8.60     7,054,221   0.85% to 1.10%        0.01%             0.80% to 1.05%
   2004      644,101        8.49 to 8.51     5,481,963   0.85% to 1.10%        0.00%           15.82% to 16.11%
   2003      261,331                7.33     1,916,147   0.85% to 1.10%        0.00%         -22.60% to -22.40%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

                          At April 30                                         For the Year
          --------------------------------------------   ------------------------------------------------------
                        Unit Fair Value                   Expense Ratio   Investment         Total Return
                           Lowest to        Net Assets       Lowest         Income             Lowest to
   Year      Units      Highest ($) (5)        ($)       to Highest (1)    Ratio (2)          Highest (3)
   ----   ----------   -----------------   -----------   --------------   ----------   ------------------------
Growth and Income Portfolio (Class II)
   2007   15,346,236      16.57 to 16.82   257,912,123   0.85% to 1.10%        1.60%       14.46% to 14.75% (7)
   2006   11,082,648      14.47 to 14.66   162,309,479   0.85% to 1.10%        1.16%           15.84% to 16.13%
   2005    7,005,529      12.49 to 12.62    88,359,318   0.85% to 1.10%        1.12%           11.56% to 11.84%
   2004    3,280,374      11.20 to 11.29    36,998,962   0.85% to 1.10%        1.11%           24.39% to 24.70%
   2003    1,101,314        9.00 to 9.05     9,962,263   0.85% to 1.10%        1.13%         -16.45% to -16.24%

Growth and Income Portfolio (Class VC)
   2007   14,981,110      14.50 to 14.68   219,759,130   0.85% to 1.10%        1.25%       11.24% to 11.52% (7)
   2006   12,021,179      13.03 to 13.16   158,138,427   0.85% to 1.10%        0.99%           15.44% to 15.73%
   2005    8,950,812      11.29 to 11.37   101,751,623   0.85% to 1.10%        0.90%             6.50% to 6.76%
   2004    4,562,992      10.60 to 10.65    48,589,564   0.85% to 1.10%        0.65%           24.13% to 24.44%
   2003    1,144,287        8.54 to 8.56     9,794,470   0.85% to 1.10%        0.67%         -14.60% to -14.39%

Mid Cap Value Portfolio (Class VC)
   2007    9,734,214      16.78 to 16.99   165,297,895   0.85% to 1.10%        0.49%       17.11% to 17.40% (7)
   2006    9,053,782      14.33 to 14.48   130,969,116   0.85% to 1.10%        0.45%           17.07% to 17.36%
   2005    5,757,573      12.24 to 12.33    70,971,529   0.85% to 1.10%        0.31%           10.71% to 10.99%
   2004    2,598,873      11.06 to 11.11    28,866,718   0.85% to 1.10%        0.50%           32.32% to 32.65%
   2003      667,309        8.36 to 8.38     5,589,117   0.85% to 1.10%        0.65%         -16.42% to -16.22%

Asset Allocation Fund (Class 2)
   2007   18,214,301      17.12 to 17.31   315,024,276   0.85% to 1.10%        2.14%        9.94% to 10.21% (7)
   2006   14,036,387      15.57 to 15.70   220,278,752   0.85% to 1.10%        2.12%           18.81% to 19.11%
   2005   10,281,648      13.11 to 13.18   135,479,401   0.85% to 1.10%        1.95%             5.72% to 5.99%
   2004    4,799,401      12.40 to 12.44    59,677,489   0.85% to 1.10%        2.07%           15.28% to 15.56%
   2003      853,127      10.75 to 10.76     9,181,839   0.85% to 1.10%        1.53%     7.55% (4) to 7.63% (4)

Global Growth Fund (Class 2)
   2007   12,313,486      23.60 to 23.86   293,600,783   0.85% to 1.10%        0.68%       15.39% to 15.68% (7)
   2006    8,283,239      20.45 to 20.62   170,740,819   0.85% to 1.10%        0.50%           29.43% to 29.75%
   2005    4,950,458      15.80 to 15.89    78,648,361   0.85% to 1.10%        0.26%             6.89% to 7.16%
   2004    1,806,379      14.78 to 14.83    26,782,854   0.85% to 1.10%        0.11%           31.24% to 31.56%
   2003      180,601      11.26 to 11.27     2,036,008   0.85% to 1.10%        0.00%   12.64% (4) to 12.74% (4)

Growth Fund (Class 2)
   2007   13,104,310      21.65 to 21.89   286,621,960   0.85% to 1.10%        0.78%         8.79% to 9.06% (7)
   2006   10,582,406      19.90 to 20.07   212,253,365   0.85% to 1.10%        0.63%           26.41% to 26.72%
   2005    7,551,610      15.74 to 15.84   119,536,271   0.85% to 1.10%        0.17%             5.31% to 5.57%
   2004    3,515,459      14.95 to 15.00    52,716,825   0.85% to 1.10%        0.10%           27.20% to 27.51%
   2003      503,213      11.75 to 11.77     5,920,073   0.85% to 1.10%        0.02%   17.53% (4) to 17.66% (4)

Growth - Income Fund (Class 2)
   2007   25,584,037      19.40 to 19.64   502,013,296   0.85% to 1.10%        1.51%       13.27% to 13.55% (7)
   2006   19,874,104      17.13 to 17.29   343,442,627   0.85% to 1.10%        1.28%           15.53% to 15.81%
   2005   14,472,601      14.83 to 14.93   215,972,523   0.85% to 1.10%        0.88%             3.51% to 3.77%
   2004    6,825,246      14.32 to 14.39    98,164,575   0.85% to 1.10%        0.87%           26.01% to 26.33%
   2003    1,076,060      11.37 to 11.39    12,254,361   0.85% to 1.10%        0.65%   13.68% (4) to 13.90% (4)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

     (1) These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and distribution expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 3.

     (2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and distribution expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

     (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2004, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts:
          An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2004, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

     (4)  For the period from September 30, 2002 (inception) to April 30, 2003.

     (5) In 2004, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2004, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

     (6) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

     (7) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

     (8)  For the period from October 4, 2004 (inception) to April 30, 2005.

     (9)  For the period from May 1, 2006 (inception) to April 30, 2007.

     (10) For the period from August 28, 2006 (inception) to April 30, 2007.

                        American Home Assurance Company

                               NAIC Code: 19380

                     Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                        American Home Assurance Company

                     Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                               Table of Contents

Report of Independent Auditors............................................. 2

Statements of Admitted Assets.............................................. 3

Statements of Liabilities, Capital and Surplus............................. 4

Statements of Income and Changes in Capital and Surplus.................... 5

Statements of Cash Flow.................................................... 6

Notes to Statutory Basis Financial Statements.............................. 7

                        Report of Independent Auditors

To the Board of Directors and Shareholder of American Home Assurance Company:

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company (the Company) as of December 31, 2006 and 2005, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2006 and 2005, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1 to the financial statements.

PRICEWATERHOUSECOOPERS LLP

New York, NY
April 26, 2007

                        American Home Assurance Company

                         Statements of Admitted Assets

                                Statutory Basis
                       As of December 31, 2006 and 2005
                                (000's Omitted)

 As of December 31,                                        2006        2005
 ------------------                                     ----------- -----------
 Cash and Invested Assets:

    Bonds, at amortized cost (NAIC market
      value: 2006 - $15,146,927; 2005 -
      $9,798,011)                                       $14,844,987 $ 9,663,980

    Stocks:

        Common stocks, at NAIC market value
          (Cost: 2006 - $1,602,207; 2005 -
          $1,575,109)                                     3,304,355   3,190,583
        Preferred stocks, primarily at NAIC
          market value (Cost: 2006 - $577,109;
          2005 - $539,993)                                  587,471     542,438
    Other invested assets, primarily at equity
      (Cost: 2006 - $1,171,367; 2005 -
      $2,109,071)                                         1,509,651   2,261,269
    Securities lending collateral                           203,323     295,591
    Short-term investments, at amortized cost
      (approximates NAIC market value)                      129,196      95,534
    Cash                                                    164,596      22,494
    Receivable for securities                                    --     164,069
                                                        ----------- -----------
           Total Cash and Invested Assets                20,743,579  16,235,958
                                                        ----------- -----------
 Investment income due and accrued                          203,764     234,067
 Agents' balances or uncollected premiums:
    Premiums in course of collection                        955,240     925,573
    Premiums and installments booked but
      deferred and not yet due                              371,971     355,388
    Accrued retrospective premiums                        1,606,389   1,267,421
 Amounts billed and receivable from high
   deductible policies                                       76,370     104,345
 Reinsurance recoverable on loss payments                   488,243     399,204
 Funds held by or deposited with reinsurers                  13,951      23,948
 Deposit accounting assets                                  809,537   1,336,343
 Deposit accounting assets - funds held                      94,279     432,987
 Federal and foreign income taxes recoverable
   from parent                                               63,569     794,462
 Net deferred tax assets                                    421,900     308,507
 Equities in underwriting pools and associations            858,614     577,679
 Electronic data processing equipment, less
   accumulated depreciation                                      --      93,882
 Receivable from parent, subsidiaries and
   affiliates                                             1,484,555   3,189,824
 Other admitted assets                                      179,243     178,400
                                                        ----------- -----------
           Total Admitted Assets                        $28,371,204 $26,457,988
                                                        =========== ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

                Statements of Liabilities, Capital and Surplus

                                Statutory Basis
                       As of December 31, 2006 and 2005
                   (000's Omitted Except Share Information)

As of December 31,                                        2006         2005
------------------                                    -----------  -----------
                    Liabilities

Reserves for losses and loss adjustment expenses      $12,754,581  $11,620,078
Unearned premium reserves                               4,518,443    4,334,485
Commissions, premium taxes, and other expenses
  payable                                                 183,640      118,273
Reinsurance payable on paid loss and loss adjustment
  expenses                                                308,091      247,937
Funds held by company under reinsurance treaties          228,878      255,848
Provision for reinsurance                                 128,824      210,152
Ceded reinsurance premiums payable, net of ceding
  commissions                                             427,505      431,565
Retroactive reinsurance reserves - assumed                 23,242       32,893
Retroactive reinsurance reserves - ceded                  (61,283)     (65,044)
Deposit accounting liabilities                            172,296      486,910
Deposit accounting liabilities - funds held               703,508    1,006,426
Securities lending payable                                203,323      295,591
Collateral deposit liability                              613,043      505,755
Payable to parent, subsidiaries and affiliates          1,547,586    1,583,699
Payable for securities                                    110,581           --
Other liabilities                                         297,093      343,769
                                                      -----------  -----------
   Total Liabilities                                   22,159,351   21,408,337
                                                      -----------  -----------
                Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158
  shares authorized, 1,695,054 shares issued and
  outstanding                                              25,426       25,426
Capital in excess of par value                          2,779,526    2,779,526
Unassigned surplus                                      3,357,054    2,176,592
Special surplus funds from retroactive reinsurance         49,847       68,107
                                                      -----------  -----------
   Total Capital and Surplus                            6,211,853    5,049,651
                                                      -----------  -----------
   Total Liabilities, Capital, and Surplus            $28,371,204  $26,457,988
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

            Statements of Income and Changes in Capital and Surplus

                                Statutory Basis
                For the Years Ended December 31, 2006 and 2005
                                (000's Omitted)

For the Years Ended December 31,                          2006         2005
--------------------------------                       ----------  -----------
              Statements of Income

Underwriting Income:
   Premiums earned                                     $7,700,011  $ 7,045,820
                                                       ----------  -----------
Underwriting Deductions:
   Losses incurred                                      4,606,481    5,406,410
   Loss adjustment expenses incurred                      803,517    1,098,644
   Other underwriting expenses incurred                 1,825,815    1,584,477
                                                       ----------  -----------
Total Underwriting Deductions                           7,235,813    8,089,531
                                                       ----------  -----------
Net Underwriting Income (Loss)                            464,198   (1,043,711)
                                                       ----------  -----------
Investment Income:
   Net investment income earned                           702,426      630,678
   Net realized capital gains (net of capital
     gains taxes: 2006 - $29,092; 2005 - $20,492)          61,624       38,055
                                                       ----------  -----------
Net Investment Gain                                       764,050      668,733
                                                       ----------  -----------
Net loss from agents' or premium balances
  charged-off                                             (49,762)    (145,742)
Other gain, net of dividends to policyholders              63,978       91,947
                                                       ----------  -----------
Income (Loss) After Capital Gains Taxes and
  Before Federal Income Taxes                           1,242,464     (428,773)
Federal income tax expense (benefit)                      263,263     (243,047)
                                                       ----------  -----------
       Net Income (Loss)                               $  979,201  $  (185,726)
                                                       ==========  ===========
         Changes in Capital and Surplus

Capital and Surplus, as of December 31, Previous
  Year                                                 $5,049,651  $ 3,339,340
   Adjustment to beginning surplus                         55,538     (211,984)
                                                       ----------  -----------
Capital and Surplus, as of January 1,                   5,105,189    3,127,356
                                                       ----------  -----------
Changes in Capital and Surplus:
   Net income (loss)                                      979,201     (185,726)
   Change in net unrealized capital gains (net of
     capital gains taxes: 2006 - $121,173; 2005 -
     $13,354)                                             119,660      164,444
   Change in net deferred income tax                      (13,270)     112,728
   Change in non-admitted assets                          (80,352)    (322,775)
   Change in provision for reinsurance                     81,328      166,585
   Paid in capital and surplus                                 --    2,076,780
   Cash dividends to stockholder                               --      (31,732)
   Other surplus adjustments                                1,268           --
   Foreign exchange translation                            18,829      (58,009)
                                                       ----------  -----------
       Total Changes in Capital and Surplus             1,106,664    1,922,295
                                                       ----------  -----------
Capital and Surplus, December 31,                      $6,211,853  $ 5,049,651
                                                       ==========  ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

                            Statements of Cash Flow

                                Statutory Basis
                For the Years Ended December 31, 2006 and 2005
                                (000's Omitted)

 For the Years Ended December 31,                         2006         2005
 --------------------------------                     -----------  -----------
                Cash From Operations

 Premiums collected, net of reinsurance               $ 6,433,712  $ 7,143,463
 Net investment income                                    787,413      604,156
 Miscellaneous income (expense)                            75,317      (53,776)
                                                      -----------  -----------
    Sub-total                                           7,296,442    7,693,843
                                                      -----------  -----------
 Benefit and loss related payments                      3,520,205    3,809,181
 Commission and other expense paid                      2,401,959    2,171,077
 Dividends paid to policyholders                            1,344          878
 Change in Federal and foreign income taxes              (438,538)      (3,783)
                                                      -----------  -----------
    Net Cash Provided from Operations                   1,811,472    1,716,490
                                                      -----------  -----------
                Cash From Investments

 Proceeds from investments sold, matured, or repaid
    Bonds                                               5,231,792    4,129,223
    Stocks                                              3,211,715    2,795,546
    Other                                               1,646,730    3,042,793
                                                      -----------  -----------
    Total Proceeds from Investments Sold, Matured,
      or Repaid                                        10,090,237    9,967,562
                                                      -----------  -----------
 Cost of investments acquired
    Bonds                                              10,488,316    5,803,573
    Stocks                                              3,180,130    3,071,743
    Other                                                 350,752    3,630,931
                                                      -----------  -----------
    Total Cost of Investments Acquired                 14,019,198   12,506,247
                                                      -----------  -----------
    Net Cash (Used in) Investing Activities            (3,928,961)  (2,538,685)
                                                      -----------  -----------
    Cash From Financing and Miscellaneous Sources

 Capital and Surplus paid-in, less treasury stock       1,326,780      750,000
 Dividends to stockholder                                      --      (47,598)
 Intercompany receivable and payable, net                 342,735      195,946
 Net deposit on deposit-type contracts and other
   insurance                                              262,411      285,727
 Other                                                    361,327     (332,847)
                                                      -----------  -----------
    Net Cash Provided from Financing Activities         2,293,253      851,228
                                                      -----------  -----------
    Net Change in Cash and Short-term Investments         175,764       29,033

 Cash and Short-term Investments:
    Beginning of year                                     118,028       88,995
                                                      -----------  -----------
    End of Year                                       $   293,792  $   118,028
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A. Organization

   The American Home Assurance Company (AHAC or the Company) is a direct wholly-owned subsidiary of the AIG Commercial Insurance Group, Inc., a Delaware corporation.

   On December 29, 2006, as part of a reorganization of the American International Group, Inc.'s (the Ultimate Parent or AIG) domestic property-casualty insurance operations, AIG contributed its 100% ownership of the Company's common stock to AIG Commercial Insurance Group, Inc., an indirect wholly-owned subsidiary of AIG (formerly known as NHIG Holding Corp.). Prior to the reorganization, the Company was a direct wholly-owned subsidiary of AIG. The ownership change had no effect on the Company's operations.

   The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers, while through AIG's risk finance operation, the Company is a leading provider in customized structured products.

   The accompanying financial statements include the Company's U.S. operation and its Japan and Canadian branches.

   The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

   The Company has significant transactions with AIG and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


B. Summary of Significant Statutory Basis Accounting Policies

   Prescribed or Permitted Statutory Accounting Practices:

   The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York (NY SAP).

   The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of New York. The Superintendent of the New York Insurance Department (the Superintendent) has the right to permit other specific practices that deviate from prescribed practices.

   The New York State Insurance Department has adopted certain accounting practices that differ from those set forth in NAIC SAP; specifically the prescribed practices of (1) allowing the discounting of workers compensation loss reserves on a non-tabular basis; under NAIC SAP, non-tabular discounting of reserves is not permitted; (2) under New York Insurance Law, electronic data processing (EDP) apparatus and related equipment constituting a data processing, record keeping, or accounting system is allowed as an admitted asset to be amortized over a ten year period provided that the cost exceeds $50,000 per system; NAIC SAP allows EDP equipment and operating system software as assets, subject to an aggregate limit of three percent of surplus and an amortization period not to exceed the lesser of three years or the useful life; (3) New York State Insurance Department Regulation 20 (Regulation 20) allows certain offsets to the provision for reinsurance, including parental letter of credits, that are not permitted under NAIC SAP; and (4) goodwill admissibility rules differ between New York Insurance Law and NAIC SAP. In addition, New York Insurance Law Section 1414 requires that the shares of a subsidiary insurer be valued at the lesser of the subsidiary's market value or book value as shown by its last annual statement or report on examination, whichever is more recent.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by NY SAP is shown below:

     December 31,                                     2006        2005
     ------------                                  ----------  ----------
     Net Income (Loss), NY SAP                     $  979,201  $ (185,726)
     State Practices - (Deduction):
        Non-Tabular Discounting                       (21,866)    (31,431)
                                                   ----------  ----------
     Net Income (Loss), NAIC SAP                   $  957,335  $ (217,157)
                                                   ==========  ==========
     Statutory Surplus, NY SAP                     $6,211,853  $5,049,651
     State Prescribed Practices - (Charge):
        Non-Tabular Discounting                      (234,471)   (212,605)
        Regulation 20 - Other reinsurance credits    (133,123)   (208,499)
        Regulation 20 - Parental letter of credit    (383,651)   (400,458)
        EDP equipment and software                         --     (93,881)
                                                   ----------  ----------
     Total State Prescribed Practices                (751,245)   (915,443)
                                                   ----------  ----------
     Statutory Surplus, NAIC SAP                   $5,460,608  $4,134,208
                                                   ==========  ==========

   In 2006 and 2005, the Superintendent permitted the Company to utilize the independent audit of AIG to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. As of December 31, 2006, the aggregate value of equity investments to which this permitted practice applies amounted to $403,460. The Superintendent has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in limited partnerships and joint ventures. As of December 2006, the aggregate value of limited partnerships and joint ventures to which this permitted practice applies is $131,697. In addition, the Superintendent has permitted the Company to account for investments in publicly traded affiliated common stocks at the quoted market value less a discount as prescribed by NAIC SAP. The difference between the carrying value and book value as of December 31, 2006 amounted to $251,881.

   The use of all the aforementioned prescribed and permitted practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2006 reporting period.

   Statutory Accounting Practices and Generally Accepted Accounting Principles:

   NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and NY SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Under GAAP:

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus;

    c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

    d. Estimated undeclared dividends to policyholders are accrued;

    e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

    f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between cost and fair value of securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

    g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

    h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

    i. Deferred Federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the statement of income.

   Under NAIC SAP:

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

    c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

    d. Declared dividends to policyholders are accrued;

    e. The reserves for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


    f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or market;

    g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

    h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the statement of income and surplus is segregated by the ceding entity to the extent of gains realized; and

    i. Deferred Federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

   The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

   Significant Statutory Accounting Practices:

   A summary of the Company's significant statutory accounting practices are as follows:

   Use of Estimates: The preparation of financial statements in conformity with NY SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

   Invested Assets: The Company's invested assets are accounted for as follows:

    . Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

    . Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or the NAIC designated market value. If a bond is determined to have an other-than-temporary decline in value the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

       Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2006 and 2005, the NAIC market value of the Company's mortgage-backed securities approximated $160,750 and $165,005, respectively. Mortgage-backed securities

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

       include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flow and are valued using the retrospective method. Prepayment assumptions were obtained from third party vendors.

    . Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund or paid in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or NAIC designated market values.

       Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP. The average discount rate is approximately 20.1%. Other investments in affiliates are included in common stocks based on the net worth of the entity.

    . Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. For investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value, the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

    . Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for the specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

       Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the sales of options are determined on the basis of specific identification and are included in income.

       Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

       Any change in unrealized gains or losses on options purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


    . Net Investment Gains (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

       Investment income due and accrued is assessed for collectibility. The Company writes-off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2006 and 2005, no investment income due and accrued was determined to be uncollectible or non-admitted.

    . Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint ventures, partnerships, derivatives, and foreign currency translation are credited or charged to unassigned surplus.

   Revenue Recognition: Direct written premiums contracts are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

   Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 66, entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2006 and 2005, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,606,389 and $1,267,421, respectively, net of non-admitted premium balances of $55,203 and $3,084, respectively.

   For the years ended December 31, 2006 and 2005, $684,635 and $510,615 of net written premiums were subject to retrospective rating features and amounted to 8.7% and 7.4% of total net written premiums, respectively.

   Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts - Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

   In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to its insurers the option to purchase an extended reporting endorsement which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the exposure period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

   Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

   Retroactive Reinsurance: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the statement of income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

   As agreed with the Company's domiciliary state, the Company analyzed the current status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including incurred but not reported (IBNR)) exceeded $100 for compliance with the nine month rule as described in SSAP No. 62, entitled Property and Casualty Reinsurance (SSAP 62). Any such treaties for which the documentation required by SSAP 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the domiciliary insurance department.

   In early 2007, the Company discovered that certain foreign reinsurance treaties for the period January 1, 2005 to November 30, 2006 were not in compliance with the nine month rule as described in SSAP 62. As agreed with the Company's domiciliary state, the Company recorded these reinsurance treaties as prospective.

   The Company is unable to quantify the impact on policyholders' surplus or net income from the aforementioned practices regarding the nine month rule.

   Deposit Accounting: Assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62 and SSAP No. 75, entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, credited or qualified by the Insurance Department of the State of New York; or ii) the collateral (i.e.: funds withheld, letters of credit or trusts) meets all the requirements of the Insurance Department of the State of New York. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to other gain in the statement of income.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

   Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (the Association or AIUOA). See Note 5 for a description of the AIUOA pooling arrangement and related financial statement presentation.

   Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

   Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

   The Company discounts its loss reserves on workers' compensation claims.

   The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves (net of reinsurance) subject to the tabular discounting were $1,676,681 and $1,671,598, as of December 31, 2006 and 2005, respectively. As of
   December 31, 2006 and 2005, the Company's tabular discount amounted to $238,180 and $184,289, respectively, all of which were applied against the Company's case reserves.

   The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by the New York State Insurance Department. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $1,676,681 and $1,671,598 as of December 31, 2006 and 2005, respectively. As of
   December 31, 2006 and 2005, the Company's non-tabular discount amounted to $234,471 and $212,605, respectively, all of which were applied against the Company's case reserves.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

   Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

   Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

   Capital and Surplus: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

   Non-Admitted Assets: Certain assets, EDP equipment, software, leasehold improvements, certain overdue agents' balances, accrued retrospective premiums, certain deposit accounting assets that do not meet all the State of New York requirements, prepaid expenses, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to Unassigned Surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding 5 years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2006 and 2005, depreciation and amortization expense amounted to $21,036 and $24,616, and accumulated depreciation as of December 31, 2006 and 2005 amounted to $107,392 and $88,562, respectively.

   Reclassifications: Certain balances contained in the 2005 financial statements have been reclassified to conform with the current year's presentation.

   During 2006 the Company recorded a pre-tax charge of $249,898 relating to the reconciliations and substantiation of certain balance sheet accounts. As agreed with the Company's domiciliary state, the Company has recorded all amounts as changes in estimate for 2006.

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

During 2006 and 2005, the Company dedicated significant effort to the resolution of previously identified weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders as reported in the Company's 2005 and 2004 annual statements. The corrections of these errors resulted in an after tax statutory credit (charge) of $55,538 and ($211,984) as of December 31, 2005 and 2004, respectively.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


In accordance with SSAP No. 3 entitled Accounting Changes and Correction of Errors, the correction of these errors has been reported as an adjustment to unassigned surplus as of January 1, 2006 and 2005.

The impact of these corrections on policyholder surplus as of January 1, 2006 and 2005 is as follows:

                                                                  Policyholders
                                                                     Surplus
                                                                  -------------
Balance at December 31, 2005                                       $5,049,651

Correction of Error Adjustments:
   Asset admissibility                                                 (3,482)
   Foreign translation adjustment                                     102,290
   Federal income taxes                                               (43,270)
                                                                   ----------
       Total Correction of Error Adjustments                           55,538
                                                                   ----------
Balance at January 1, 2006, as Adjusted                            $5,105,189
                                                                   ==========

                                                                  Policyholders
                                                                     Surplus
                                                                  -------------
Balance at December 31, 2004, as Amended                           $3,339,340

Correction of Error Adjustments:
   Asset realization                                                 (229,448)
   Revenue recognition                                                (65,075)
   Federal income taxes                                                82,539
                                                                   ----------
       Total Correction of Error Adjustments                         (211,984)
                                                                   ----------
Balance at January 1, 2005, as Adjusted                            $3,127,356
                                                                   ==========

An explanation for each of the adjustments for prior period corrections is described below:

Asset Admissibility: The Company determined that certain receivables for high deductible policies should have been non-admitted.

Foreign Translation Adjustment: The Company determined that certain adjustments were required relating to the translation of balances for the Company's Canadian branch.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


Asset Realization: The Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

Revenue Recognition: The Company determined that certain revisions to revenues that were recognized in prior periods related to certain long-duration environmental insurance contracts were needed.

Federal Income Taxes (Current and Deferred): The change in Federal income tax expense is primarily related to an increase in provisions for potential tax exposures, corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company, resulting in no impact in the table above (see Note 9).

NOTE 3 - INVESTMENTS

Statutory Fair Value of Financial Instruments:

The following table presents the carrying amount and statutory fair values of the Company's financial instruments as of December 31, 2006 and 2005.

                                             2006                   2005
                                    ----------------------- ---------------------
                                     Carrying   Statutory    Carrying  Statutory
As of December 31,                    Amount    Fair Value    Amount   Fair Value
------------------                  ----------- ----------- ---------- ----------
Assets:
   Bonds                            $14,844,987 $15,146,927 $9,663,980 $9,798,011
   Common stocks                      3,304,355   3,684,898  3,190,583  3,592,207
   Preferred stocks                     587,471     588,334    542,438    541,945
   Other invested assets              1,509,651   1,509,651  2,261,269  2,261,269
   Securities lending collateral        203,323     203,323    295,591    295,591
   Cash and short-term investments      293,792     293,792    118,028    118,028
   Receivable for securities                 --          --    164,069    164,069

Liabilities:
   Securities lending payable       $   203,323 $   203,323 $  295,591 $  295,591
   Collateral deposit liability         613,043     613,043    505,755    505,755
   Payable for securities               110,581     110,581         --         --

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows: The statutory fair values of bonds, unaffiliated common stocks and preferred stocks are based on NAIC market value*. The statutory fair values of affiliated common stock are based on the underlying equity of the respective entity's financial statements, except for publicly traded affiliates which are based on quoted market values.


--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements.

The carrying value of all other financial instruments approximates fair value.

The amortized cost and NAIC market values* of the Company's bond investments as of December 31, 2006 and 2005 are outlined in the table below:

                                                                                             Gross      Gross
                                                                                Amortized  Unrealized Unrealized    NAIC *
                                                                                  Cost       Gains      Losses   Market Value
                                                                               ----------- ---------- ---------- ------------
As of December 31, 2006

   U.S. governments                                                            $   331,819  $  1,828   $ 2,571   $   331,076
   All other governments                                                         1,195,804     5,207     3,017     1,197,994
   States, territories and possessions                                           2,320,995    45,984       928     2,366,051

   Political subdivisions of states, territories and possessions                 3,319,677    79,061       796     3,397,942
   Special revenue and special assessment obligations and all non-guaranteed
     obligations of agencies and authorities and their political subdivisions    7,052,116   172,223     1,204     7,223,135
   Public utilities                                                                 45,542       186       460        45,268
   Industrial and miscellaneous                                                    579,034    10,772     4,345       585,461
                                                                               -----------  --------   -------   -----------
       Total Bonds, as of December 31, 2006                                    $14,844,987  $315,261   $13,321   $15,146,927
                                                                               ===========  ========   =======   ===========
As of December 31, 2005

   U.S. governments                                                            $   339,230  $  1,331   $ 4,491   $   336,070
   All other governments                                                         1,030,463     5,491     4,015     1,031,939
   States, territories and possessions                                           1,437,180    25,194     4,641     1,457,733
   Political subdivisions of states, territories and possessions                 1,971,726    34,761     2,780     2,003,707
   Special revenue and special assessment obligation and all non-guaranteed
     obligations of agencies and authorities and their political subdivisions    4,242,687    78,602     6,193     4,315,096
   Public utilities                                                                 46,234       634       226        46,642
   Industrial and miscellaneous                                                    596,460    13,179     2,815       606,824
                                                                               -----------  --------   -------   -----------
       Total Bonds, as of December 31, 2005                                    $ 9,663,980  $159,192   $25,161   $ 9,798,011
                                                                               ===========  ========   =======   ===========

As of December 31, 2006 and 2005, the actual fair market value principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $15,167,455 and $9,818,483, respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The amortized cost and NAIC market values* of bonds at December 31, 2006 and 2005, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                 2006                    2005
                                       ------------------------ -----------------------
                                        Amortized     NAIC *    Amortized     NAIC *
As of December 31,                        Cost     Market Value   Cost     Market Value
------------------                     ----------- ------------ ---------- ------------
Due in one year or less                $   981,727 $   981,280  $  957,757  $  954,751
Due after one year through five years      780,263     782,785     855,048     857,130
Due after five years through ten years  10,452,785  10,679,977   6,253,720   6,338,300
Due after ten years                      2,474,294   2,542,135   1,435,025   1,482,825
Mortgaged-backed securities                155,918     160,750     162,430     165,005
                                       ----------- -----------  ----------  ----------
   Total Bonds                         $14,844,987 $15,146,927  $9,663,980  $9,798,011
                                       =========== ===========  ==========  ==========

During 2006 and 2005, proceeds from the sales of the Company's bonds amounted to $4,370,165 and $3,278,300, respectively. During 2006 and 2005, the Company realized gross gains of $6,407 and $31,404, and gross losses of $21,502 and $17,304, respectively, related to these sales.

During 2006 and 2005, proceeds from the sales of the Company's equity investments amounted to $3,151,915 and $2,703,032, respectively. Gross gains of $222,465 and $132,690 and gross losses of $105,248 and $91,050 were realized on those sales in 2006 and 2005, respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The cost or amortized cost and NAIC market values* of the Company's common and preferred stocks as of December 31, 2006 and 2005 are set forth in the table below:

                                           December 31, 2006
                         ------------------------------------------------------
                          Cost or     Gross      Gross      NAIC *
                         Amortized  Unrealized Unrealized   Market    Carrying
                           Cost       Gains      Losses     Value      Value
                         ---------- ---------- ---------- ---------- ----------
Common Stocks:

   Affiliated            $  610,842 $1,517,992  $60,010   $2,068,824 $2,068,824
   Non-affiliated           991,365    266,605   22,439    1,235,531  1,235,531
                         ---------- ----------  -------   ---------- ----------
       Total             $1,602,207 $1,784,597  $82,449   $3,304,355 $3,304,355
                         ---------- ----------  -------   ---------- ----------
Preferred Stocks:

   Affiliated            $       -- $       --  $    --   $       -- $       --
   Non-affiliated           577,109     11,225       --      588,334    587,471
                         ---------- ----------  -------   ---------- ----------
       Total             $  577,109 $   11,225  $    --   $  588,334 $  587,471
                         ========== ==========  =======   ========== ==========

                                           December 31, 2005
                         ------------------------------------------------------
                          Cost or     Gross      Gross      NAIC *
                         Amortized  Unrealized Unrealized   Market    Carrying
                           Cost       Gains      Losses     Value      Value
                         ---------- ---------- ---------- ---------- ----------
Common Stocks:

   Affiliated            $  602,396 $1,521,619  $ 68,346  $2,055,669 $2,055,669
   Non-affiliated           972,712    198,989    36,787   1,134,914  1,134,914
                         ---------- ----------  --------  ---------- ----------
       Total             $1,575,108 $1,720,608  $105,133  $3,190,583 $3,190,583
                         ========== ==========  ========  ========== ==========
Preferred Stocks:

   Affiliated            $       -- $       --  $     --  $       -- $       --
   Non-affiliated           539,993     10,710     8,758     541,945    542,438
                         ---------- ----------  --------  ---------- ----------
       Total             $  539,993 $   10,710  $  8,758  $  541,945 $  542,438
                         ========== ==========  ========  ========== ==========

As of December 31, 2006 and 2005, the Company held derivative investments of $0 and $(572), respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The fair market value together with the aging of the gross pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2006 and 2005 is set forth in the table below:

                                                            12 Months          Greater than
                                                             or Less             12 Months              Total
                                                      --------------------- ------------------- ---------------------
                                                        Fair     Unrealized  Fair    Unrealized   Fair     Unrealized
Description of Securities                               Value      Losses    Value     Losses     Value      Losses
-------------------------                             ---------- ---------- -------- ---------- ---------- ----------
As of December 31, 2006:

   U. S. Governments                                  $  101,082  $   767   $ 73,937  $ 1,804   $  175,019  $  2,571
   All Other Governments                                 683,798    1,753     57,405    1,264      741,203     3,017
   States, territories and possessions                   135,854      161     64,833      767      200,687       928
   Political subdivisions of states, territories and
     possessions                                          80,117      277     35,991      519      116,108       796
   Special revenue                                       289,115      808     39,210      396      328,325     1,204
   Public utilities                                        1,236       14     18,342      446       19,578       460
   Industrial and miscellaneous                           68,790      458    108,020    3,887      176,810     4,345
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds                                         1,359,992    4,238    397,738    9,083    1,757,730    13,321
                                                      ----------  -------   --------  -------   ----------  --------
   Common Stock                                          189,762   29,564    283,252   52,885      473,014    82,449
                                                      ----------  -------   --------  -------   ----------  --------
   Total Stocks                                          189,762   29,564    283,252   52,885      473,014    82,449
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds and Stocks                             $1,549,754  $33,802   $680,990  $61,968   $2,230,744  $ 95,770
                                                      ==========  =======   ========  =======   ==========  ========
As of December 31, 2005:

   U. S. Governments                                  $  263,575  $ 3,780   $ 14,643  $   711   $  278,218  $  4,491
   All Other Governments                                 831,441    3,520     19,830      495      851,271     4,015
   States, territories and possessions                   368,996    3,419     51,889    1,222      420,885     4,641
   Political subdivisions of states, territories and
     possessions                                         380,044    2,347     23,929      433      403,973     2,780
   Special revenue                                       549,541    4,212     72,215    1,981      621,756     6,193
   Public utilities                                       16,300      188      1,661       38       17,961       226
   Industrial and miscellaneous                          115,026    2,247     14,784      568      129,810     2,815
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds                                         2,524,923   19,713    198,951    5,448    2,723,874    25,161
                                                      ----------  -------   --------  -------   ----------  --------
   Common Stock                                          421,479   31,543    215,755   73,590      637,234   105,133
   Preferred Stock                                       276,755    6,666     40,807    2,092      317,562     8,758
                                                      ----------  -------   --------  -------   ----------  --------
   Total Stocks                                          698,234   38,209    256,562   75,682      954,796   113,891
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds and Stocks                             $3,223,157  $57,922   $455,513  $81,130   $3,678,670  $139,052
                                                      ==========  =======   ========  =======   ==========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

     a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer); or

     b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

     c. In the opinion of Company's management, it is probable that the Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

As of December 31, 2006, the Company has both the ability and intent to hold these investments to recovery.

During 2006 and 2005, the Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $17,934 and $972, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $776 and $2,542, respectively.

During 2006 and 2005, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

   For the Years Ended December 31,                              2006   2005
   --------------------------------                             ------ ------
   Grshm Global Investment Fund ll K4                           $2,559 $   --
   Morgan Stanley III                                               --  1,684
   Items less than $1.0 million                                  1,051     11
                                                                ------ ------
      Total                                                     $3,610 $1,695
                                                                ====== ======

As of December 31, 2006 and 2005, securities with a market value of $199,380 and $289,449, respectively, were on loan. The Company receives as collateral 102.0% of the market value of domestic transactions and 105.0% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral.

Securities carried at an amortized cost of $2,565,608 and $2,270,251 were deposited with regulatory authorities as required by law as of December 31, 2006 and 2005, respectively.

Other invested assets include $966,546 of collateralized loans as of December 31, 2005. As agreed with the Company's domiciliary state, these loans represented the Company's entire investment in life settlements and were

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

accounted for as collateral loans in accordance with SSAP No. 21, entitled Other Admitted Assets. The admitted value of the loans were not in excess of the cost (including capitalization of interest) of acquiring the life settlements and maintaining them in force for so long as the fair value of the underlying life settlements collateralizing such loans was at least equal to the outstanding amount of such loans. On June 29, 2006, the Company entered into a transaction that was not objected to by the Insurance Department of the State of New York which resulted in the satisfaction of the loans. As of December 31, 2006, the Company has no collateralized loans.

During 2006 and 2005, included in Net Investment Income Earned were investment expenses of $7,329 and $7,139, respectively, and interest expense of $98,741 and $77,243, respectively.

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2006 and 2005 is set forth in the table below:

                                                       2006          2005
                                                   ------------  -----------
   Reserves for Losses and LAE, Beginning of Year  $ 11,620,078  $ 9,357,799

   Adjustments for prior period corrections                  --     (165,738)
   Incurred losses and LAE related to:
      Current accident year                           5,343,020    5,111,414
      Prior accident years                               66,978    1,393,640
                                                   ------------  -----------
          Total Incurred Losses and LAE               5,409,998    6,505,054
                                                   ------------  -----------
   Paid losses and LAE related to:
      Current accident year                          (1,265,788)  (1,284,778)
      Prior accident years                           (3,009,707)  (2,792,259)
                                                   ------------  -----------
          Total Paid Losses and LAE                  (4,275,495)  (4,077,037)
                                                   ------------  -----------
   Reserves for Losses and LAE, as of December 31, $ 12,754,581  $11,620,078
                                                   ============  ===========

During 2006 and 2005 calendar years, estimated ultimate incurred losses and LAE attributable to insured events of prior years increased by $66,978 and $1,393,640, respectively. The Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors & officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures conducted for year-end 2005 (see
Note 12.B. for further information concerning the Company's asbestos and environmental reserves).

As of December 31, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $198,524 and $188,050, respectively.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $6,322,799 and $7,425,539, respectively (exclusive of inter-company pooling).

NOTE 5 - RELATED PARTY TRANSACTIONS

A. National Union Inter-company Pooling Agreement

   The Company, as well as certain other insurance affiliates, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, PA (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

   In connection therewith, the Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

   A list of all pooling participants and their respective participation percentages is set forth in the table below:

                                                      NAIC Co. Participation
   Member Company                                       Code      Percent
   --------------                                     -------- -------------
   National Union                                      19445       38.0%
   American Home Assurance Company                     19380       36.0%
   Commerce and Industry Insurance Company             19410       10.0%
   New Hampshire Insurance Company                     23481        5.0%
   The Insurance Company of the State of Pennsylvania  19429        5.0%
   AIG Casualty Company (formerly known as
     Birmingham Fire Insurance Company of
     Pennsylvania)                                     19402        5.0%
   AIU Insurance Company                               19399        1.0%
   American International Pacific Insurance Company    23795        0.0%
   American International South Insurance Company      40258        0.0%
   Granite State Insurance Company                     23809        0.0%
   Illinois National Insurance Company                 23817        0.0%

   Subject to regulatory approval, American International Pacific Insurance Company (AIP) will be removed from the National Union inter-company pooling agreement and added as a participant in AIG's Personal Lines Pool. AIP's pooling participation percentage in the AIG Personal Lines Pool will be zero percent.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


B. American International Underwriters Overseas Association Pooling Arrangement

   AIG formed AIUOA, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. A list of all members in AIUOA and their respective participation percentages is set forth in the table below:

                                                      NAIC Co. Participation
   Member Company                                       Code      Percent
   --------------                                     -------- -------------
   American International Underwriters Overseas,
     Limited                                              --       67.0%
   New Hampshire Insurance Company (NHIC)              23481       12.0%
   National Union                                      19445       11.0%
   American Home Assurance Company (AHAC)              19380       10.0%

   In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, National Union, and the Company.

   At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves, unearned premiums and funds withheld, as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves, unearned premiums and funds withheld are recorded on a gross basis. As of December 31, 2006 and 2005, the Company's interest in the AIUOA amounted to $858,614 and $581,410, respectively, gross of the following amounts, after consideration of the National Union inter-company pooling agreement.

   As of December 31,                                        2006     2005
   ------------------                                      -------- --------
   Loss and LAE reserves                                   $778,277 $622,815
   Unearned premium reserves                                337,926  284,060
   Funds held                                                17,712   15,740

   Additionally, the Company holds 4.5% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2006 and 2005, the Company's interest in AIG Europe S.A. amounted to $32,575 and $25,858, respectively.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


C. Guarantee Arrangements

   The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

   The guarantees are not expected to have a material effect upon the Company's surplus as the guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

   The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The guarantees that were in effect as of December 31, 2006 are included in the table below:

                                                                Date   Policyholder   Invested   Estimated Policyholder
Guaranteed Company                                             Issued  Obligations     Assets      Loss      Surplus
------------------                                            -------- ------------ ------------ --------- ------------
AIG Hawaii Insurance Company, Inc.                            11/05/97 $     95,738 $    162,307    $--    $    69,612
American International Insurance Company                      11/05/97      335,804      785,981     --        357,830
AIG Mexico Seguros Interamericana, S.A. de C.V.               12/15/97       93,868       87,395     --         78,395
American International Insurance Company of California,
  Inc.                                                        12/15/97      144,248       56,694     --         22,827
American International Insurance Company of New Jersey        12/15/97      109,426       55,929     --         29,210
AIG Advantage Insurance Company(formerly Minnesota
  Ins. Co.)                                                   12/15/97       34,592       52,177     --         21,703
Landmark Insurance Company, Limited                         * 03/02/98      423,761      521,339     --        114,836
AIG Europe S.A.                                               03/02/98    2,278,448    1,211,630     --      1,363,948
AIG Edison Life Insurance Company                             09/15/98   20,854,923   21,353,910     --      1,348,668
AIG SunAmerica Life Assurance Company                   (+) * 01/04/99    4,239,331    4,576,100     --        797,911
First SunAmerica Life Insurance Company                     * 01/04/99    4,547,648    4,914,123     --        397,499
SunAmerica Life Insurance Company                       (+) * 01/04/99   35,545,269   46,184,379     --      4,557,590
AIG Europe (Netherlands) N.V.                                 11/01/02      606,697      151,940     --        167,456
American General Life Insurance Company                 (+)   03/03/03   23,712,805   26,595,082     --      2,575,981
American General Life and Accident Insurance Company          03/03/03    7,644,336    8,687,269     --        563,418
The United States Life Insurance Company of the City of
  NY                                                          03/03/03    3,374,806    3,972,505     --        426,210
The Variable Annuity Life Insurance Company             (+)   03/03/03   29,499,828   34,152,961     --      3,726,128
AIG Czech Republic Posjistovna, A.S.                          03/03/03       16,701       24,897     --         23,910
Lloyds Syndicate 1414                                         12/15/04      944,323      864,322     --        108,634
                                                                       ------------ ------------    ---    -----------
   Total Guarantees                                                    $134,502,552 $154,410,940    $--    $16,751,766
                                                                       ============ ============    ===    ===========

--------
+  This guarantee was terminated as to policies written after December 29, 2006.
*  The guaranteed company is also backed by a support agreement issued by AIG.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


D. Investments in Affiliates

   As of December 31, 2006 and 2005, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                       Equity at   Change in
    Affiliated Common Stock        Ownership   Cost   December 31,  Equity
    Investments                     Percent    2006       2006       2006
    -----------------------        --------- -------- ------------ ---------
    AIG Hawaii Insurance Company,
      Inc.                          100.00%  $ 10,000  $   69,612  $  9,783
    AIG Non Life Holding Company
      (Japan), Inc.                 100.00%   124,477     401,018    69,103
    American International Realty
      Corporation                    31.47%    29,581      44,044    18,696
    Eastgreen, Inc.                  13.42%    12,804      14,222       287
    Pine Street Real Estate
      Holdings Corporation           31.47%     5,445       2,816   (18,531)
    AIG Mexico Industrial,
      I.L.L.C.                       49.00%     9,463       2,442     1,425
    American International Life
      Assurance Company              22.48%    70,387     157,619     1,090
    American International
      Insurance Company              25.00%    25,000      89,457    13,559
    AIG Claim Service, Inc.          50.00%    48,962      46,675   (12,204)
    Transatlantic Holdings, Inc.     33.34%    34,055   1,048,323   (86,094)
    21st Century Insurance Group     16.65%   240,668     192,596    16,041
                                             --------  ----------  --------
       Total Common Stocks -
         Affiliates                          $610,842  $2,068,824  $ 13,155
                                             ========  ==========  ========

                                                       Equity at   Change in
    Affiliated Common Stock        Ownership   Cost   December 31,  Equity
    Investments                     Percent    2005       2005       2005
    -----------------------        --------- -------- ------------ ---------
    AIG Hawaii Insurance Company,
      Inc.                          100.00%  $ 10,000  $   59,829  $ (2,590)
    AIG Non Life Holding Company
      (Japan), Inc.                 100.00%   124,477     331,915    63,241
    American International Realty
      Corporation                    31.47%    29,581      25,348    (1,932)
    Eastgreen, Inc.                  13.42%    12,804      13,935       355
    Pine Street Real Estate
      Holdings Corporation           31.47%     5,445      21,347         4
    AIG Mexico Industrial,
      I.L.L.C.                       49.00%     1,017       1,017        --
    American International Life
      Assurance Company              22.48%    70,387     156,529    20,123
    American International
      Insurance Company              25.00%    25,000      75,898     4,380
    AIG Claim Service, Inc.          50.00%    48,963      58,879     2,350
    Transatlantic Holdings, Inc.     33.34%    34,055   1,134,417    90,652
    21st Century Insurance Group     16.65%   240,667     176,555    28,153
                                             --------  ----------  --------
       Total Common Stocks -
         Affiliates                          $602,396  $2,055,669  $204,736
                                             ========  ==========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly traded affiliates which are based on quoted market values, less a discount as prescribed by NAIC SAP (see Note 2).

   The Company has ownership interests in certain affiliated real estate holding companies.

   The remaining equity interest in these investments, except for 21st Century Insurance Group and Transatlantic Holdings, Inc., is owned by other affiliated companies, which are wholly-owned by the Ultimate Parent.

   From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2006 and 2005, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $1,032,694 and $912,569, respectively.

E. Other Related Party Transactions

   The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2006 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2006. No transactions (excluded reinsurance and cost allocation transactions) occurred during 2005 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2005.

                                           Assets Received      Assets Transferred
                                            by the Company        by the Company
                                        ---------------------- ---------------------
Date of      Explanation of    Name of  Statement              Statement
Transaction   Transaction     Affiliate   Value    Description   Value   Description
----------- ----------------- --------- ---------- ----------- --------- -----------
06/29/2006  Loan Satisfaction A100 LLC  $1,170,421    Cash        $--        n/a
06/29/2006  Loan Satisfaction    AIRCO  $  239,966    Cash        $--        n/a

   The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) and Richmond Insurance Company (Barbados) Limited (Richmond) are treated as affiliated.

   The Company did not change its methods of establishing terms regarding any affiliate transactions during the years ended December 31, 2006 and 2005.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   In the ordinary course of business, the Company utilizes AIG Technology, Inc., AIG Global Investment Corp., and AIG Domestic Claims, Inc. for data center systems, investment services, salvage and subrogation, and claims management, respectively. In connection with these services, the fees paid by the Company to these affiliates during 2006 and 2005 are outlined in the table below:

   For the Years Ended December 31,                          2006     2005
   --------------------------------                        -------- --------
   AIG Technology, Inc.                                    $ 24,562 $ 26,700
   AIG Global Investment Corp.                                6,047    4,565
   AIG Domestic Claims, Inc.                                117,231  110,589
                                                           -------- --------
      Total                                                $147,840 $141,854
                                                           ======== ========

   As of December 31, 2006 and 2005, short-term investments included amounts invested in the AIG Managed Money Market Fund of $100,915 and $73,379, respectively.

   Federal and foreign income taxes recoverable from AIG as of December 31, 2006 and 2005 amounted to $63,569 and $794,462, respectively.

   During 2005, the Company sold $191,606 of premium receivables without recourse to AI Credit Corporation, and recorded losses of $3,436. There were no premium receivable sales in 2006.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As of December 31, 2006 and 2005, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):

    As of December 31,                                    2006       2005
    ------------------                                 ---------- ----------
    AIG (see Note 11)                                  $       -- $1,326,780
    Balances with pool member companies                 1,434,952  1,768,006
    Balances with less than 0.5% of admitted assets        49,603     95,038
                                                       ---------- ----------
    Receivable from Parent, Subsidiaries and
      Affiliates                                       $1,484,555 $3,189,824
                                                       ========== ==========
    Balances with pool member companies                $1,449,305 $1,549,731
    Balances with less than 0.5% of admitted assets        98,281     33,968
                                                       ---------- ----------
    Payable to Parent, Subsidiaries and Affiliates     $1,547,586 $1,583,699
                                                       ========== ==========

Note 6 - Reinsurance

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


During 2006 and 2005, the Company's net premiums written and net premiums earned were comprised of the following:

For the Years Ended
December 31,                            2006                     2005
-------------------            ----------------------- -----------------------
                                 Written     Earned      Written      Earned
                               ----------- ----------- ----------- -----------
Direct premiums                $ 7,514,507 $ 7,180,260 $ 6,522,919 $ 6,219,261
Reinsurance premiums
  assumed:
   Affiliates                   11,336,822  11,001,341  11,104,687  11,235,985
   Non-affiliates                   48,750     243,681      23,903    (176,461)
                               ----------- ----------- ----------- -----------
       Gross Premiums           18,900,079  18,425,282  17,651,509  17,278,785
                               ----------- ----------- ----------- -----------
Reinsurance premiums
  ceded:
   Affiliates                    9,833,954   9,534,749   9,252,497   9,022,390
   Non-affiliates                1,182,156   1,190,522   1,247,759   1,210,575
                               ----------- ----------- ----------- -----------
       Net Premiums            $ 7,883,969 $ 7,700,011 $ 7,151,253 $ 7,045,820
                               =========== =========== =========== ===========

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2006 and 2005 with the return of the unearned premium reserve is as follows:

                    Assumed Reinsurance    Ceded Reinsurance            Net
                   --------------------- --------------------- ---------------------
                    Unearned              Unearned              Unearned
                    Premium   Commission  Premium   Commission  Premium    Commission
                    Reserves    Equity    Reserves    Equity    Reserves     Equity
                   ---------- ---------- ---------- ---------- ----------  ----------
December 31, 2006
   Affiliates      $5,579,685  $675,713  $3,844,106  $423,050  $1,735,579   $252,663
   Non-affiliates      11,551     1,399     496,499    54,641    (484,948)   (53,242)
                   ----------  --------  ----------  --------  ----------   --------
   Totals          $5,591,236  $677,112  $4,340,605  $477,691  $1,250,631   $199,421
                   ==========  ========  ==========  ========  ==========   ========
December 31, 2005
   Affiliates      $5,444,204  $663,323  $3,544,901  $413,904  $1,899,303   $249,419
   Non-affiliates       6,481       790     504,864    58,948    (498,383)   (58,158)
                   ----------  --------  ----------  --------  ----------   --------
   Totals          $5,450,685  $664,113  $4,049,765  $472,852  $1,400,920   $191,261
                   ==========  ========  ==========  ========  ==========   ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                                            Unearned     Paid    Reserves for
                                            Premium   Losses and  Losses and
                                            Reserves     LAE         LAE
                                           ---------- ---------- ------------
  December 31, 2006
     Affiliates                            $3,844,106  $ 82,387  $14,899,524
     Non-Affiliates                           496,499   405,856    2,873,315
                                           ----------  --------  -----------
     Total                                 $4,340,605  $488,243  $17,772,839
                                           ==========  ========  ===========
  December 31, 2005
     Affiliates                            $3,544,901  $ 91,985  $14,577,562
     Non-Affiliates                           504,864   307,219    3,542,634
                                           ----------  --------  -----------
     Total                                 $4,049,765  $399,204  $18,120,196
                                           ==========  ========  ===========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The Company's unsecured reinsurance recoverables as of December 31, 2006 in excess of 3.0% of its capital and surplus is set forth in the table below:

                                                         NAIC Co.
  Reinsurer                                                Code     Amount
  ---------                                              -------- -----------
  Affiliates:
     National Union Pool Companies                           --   $15,644,476
     American International Reinsurance Co. Ltd              --     1,623,719
     American International Insurance Company             32220       438,594
     American International Underwriters Overseas,
       Ltd.                                                  --       412,665
     Transatlantic Reinsurance Company                    19453       270,098
     AIG Global Trade and Political Risk Insurance
       Co.                                                10651       103,009
     United Guaranty Insurance Company                    11715        63,190
     Lexington Insurance Company                          19437        50,273
     American International Life Assurance Co. NY
       (US)                                               60607        22,165
     Hartford Steam Boiler Inspection and Insurance
       Co.                                                11452        12,701
     National Union Fire Ins Company of Vermont              --         5,487
     Ascot Syndicate Lloyds 1414                             --         3,600
     Starr Excess Liability Insurance Company, Ltd.       10932         3,115
     Universal Insurance Company Limited                     --         1,121
     Other                                                   --        14,847
                                                                  -----------
         Total Affiliates                                          18,669,060
                                                                  -----------
     Munich Re Group                                         --       240,118
     Lloyd's                                                 --       274,819
     Swiss Re Group                                          --       324,144
                                                                  -----------
         Total Non Affiliates                                         839,081
                                                                  -----------
  Total Affiliates and Non Affiliates                             $19,508,141
                                                                  ===========

During 2006 and 2005, the Company reported in its statements of income $12,318 and $43,141, respectively, of statutory underwriting losses, which were comprised of premiums earned of $0 and $(1,710), respectively, less losses incurred of $12,318 and $41,431 respectively, as a result of commutations with the following reinsurers:

       Company                                             2006    2005
       -------                                            ------- -------
       Trenwick America                                   $ 8,280 $    --
       Alea Group                                           2,432      --
       SCOR Reinsurance Company                                --  42,442
       Other reinsurers below $1 million                    1,606     699
                                                          ------- -------
       Total                                              $12,318 $43,141
                                                          ======= =======

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the Company had reinsurance recoverables on paid losses in dispute of $78,472 and $141,589, respectively.

During 2006 and 2005, the Company wrote-off reinsurance recoverables balances of $30,849 and $65,282, respectively.

NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2006, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

                                                        Assumed     Ceded
                                                       ---------  --------
    Reserves Transferred:
       Initial Reserves                                $ 216,347  $453,727
       Adjustments - prior year(s)                      (171,243)  (33,563)
       Adjustments - current year                         (2,455)    8,416
                                                       ---------  --------
       Balance as of December 31, 2006                    42,649   428,580
                                                       ---------  --------
    Paid Losses Recovered:
       Prior year(s)                                      12,212   355,120
       Current year                                        7,195    12,177
                                                       ---------  --------
       Total Recovered as of December 31, 2006            19,407   367,297
                                                       ---------  --------
       Carried Reserves as of December 31, 2006        $  23,242  $ 61,283
                                                       =========  ========
    Consideration Paid or Received:
       Initial Reserves                                $ 201,597  $276,437
       Adjustments - prior year(s)                      (180,000)  (18,869)
       Adjustments - current year                            (15)    4,538
                                                       ---------  --------
       Total Paid as of December 31, 2006              $  21,582  $262,106
                                                       =========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


                                                         Assumed   Ceded
                                                         ------- --------
      Special Surplus from Retroactive Reinsurance:
         Initial surplus gain or loss realized             $--   $ 47,559
         Adjustments - prior year(s)                        --     20,548
         Adjustments - current year                         --    (18,260)
                                                           ---   --------
         Balance as of December 31, 2006                   $--   $ 49,847
                                                           ===   ========

The Company's retroactive reinsurance balance (by reinsurer) as of December 31, 2006, is set forth in the table below:

     Reinsurer                                              Assumed  Ceded
     ---------                                              ------- -------
        American International Reins. Co.                   $    -- $45,664
        PEG Reinsurance Co.                                      --   8,830
        Lyndon Property Ins. Company                             --   1,780
        American International Specialty Lines
          Insurance Company                                  17,247      --
        Commerce and Industry Insurance Company of
          Canada                                              5,930      --
        All other reinsurers below $1.0 million                  65   5,009
                                                            ------- -------
            Total                                           $23,242 $61,283
                                                            ======= =======

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the Company's deposit assets and liabilities were comprised of the following:

                                   Deposit     Deposit   Funds Held Funds Held
                                   Assets    Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
December 31, 2006:
   Direct                         $       --  $ 77,954    $     --  $       --
   Assumed                                --    94,342      94,279          --
   Ceded                             809,537        --          --     703,508
                                  ----------  --------    --------  ----------
   Total                          $  809,537  $172,296    $ 94,279  $  703,508
                                  ==========  ========    ========  ==========

                                   Deposit     Deposit   Funds Held Funds Held
                                   Assets    Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
December 31, 2005:
   Direct                         $       --  $ 56,768    $     --  $       --
   Assumed                                --   430,142     432,987      91,467
   Ceded                           1,336,343        --          --     914,959
                                  ----------  --------    --------  ----------
   Total                          $1,336,343  $486,910    $432,987  $1,006,426
                                  ==========  ========    ========  ==========

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2006 and 2005 is set forth in the table below:

                                         2006                    2005
                                ----------------------  ----------------------
                                 Deposit      Deposit    Deposit      Deposit
                                  Assets    Liabilities   Assets    Liabilities
                                ----------  ----------- ----------  -----------
Balance at January 1            $1,336,343  $  486,910  $1,638,716  $  465,475
   Deposit activity, including
     loss recoveries              (654,672)   (343,610)   (446,464)    (11,942)
   Interest income or expense,
     net of amortization of
     margin                        113,438      28,996      90,901      33,377
   Non-admitted asset portion       14,428          --      53,190          --
                                ----------  ----------  ----------  ----------
Balance as of December 31       $  809,537  $  172,296  $1,336,343  $  486,910
                                ==========  ==========  ==========  ==========

                                         2006                    2005
                                ----------------------  ----------------------
                                Funds Held  Funds Held  Funds Held  Funds Held
                                  Assets    Liabilities   Assets    Liabilities
                                ----------  ----------- ----------  -----------
Balance at January 1            $  432,987  $1,006,426  $  424,685  $1,089,396
   Contributions                        --      60,915       1,425          --
   Withdrawals                    (355,065)   (422,715)    (15,788)   (154,798)
   Interest                         16,357      58,882      22,665      71,828
                                ----------  ----------  ----------  ----------
Balance as of December 31       $   94,279  $  703,508  $  432,987  $1,006,426
                                ==========  ==========  ==========  ==========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the deposit assets with related parties, mostly reinsurance transactions with Union Excess, amounted to $630,370 and $1,192,231, respectively.

During 2006, loss recoveries from Union Excess resulted in a decrease in deposit accounting assets and funds held on deposit accounting liability of $406,719 and $273,291, respectively. During 2006, the Company commuted $40,267 of the deposit assets and $40,267 of the funds held on deposit accounting liability with Union Excess with no impact to net income. During 2005, the Company commuted $258,052 of the deposit assets with Union Excess and Richmond resulting in losses of $3,737.

During 2006, the Company commuted contracts that were accounted for as deposit accounting. The largest commutations resulted in a decline in the following: deposit accounting assets - $97,009, funds held on deposit accounting - $332,073, deposit accounting liability - $314,735 and funds held on deposit accounting liability - $82,054.

Note 9 - Federal Income Taxes

The Company files a consolidated U.S. Federal income tax return with the Ultimate Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Ultimate Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate Federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Ultimate Parent for tax benefits relating to any net losses or any tax credit of the Company utilized in filing the consolidated return. The Federal income tax recoverables in the accompanying Statements of Admitted Assets were due from the Ultimate Parent. As of December 31, 2006 and 2005, the U.S. Federal income tax rate applicable to ordinary income was 35.0%.

The components of the Company's net deferred tax assets/liabilities as of December 31, 2006 and 2005 are as follows:

   As of December 31,                                    2006        2005
   ------------------                                 ----------  ----------
   Gross deferred tax assets                          $1,236,352  $1,252,733
   Gross deferred tax liabilities                       (267,583)   (149,521)
   Non-admitted deferred tax assets in accordance
     with SSAP No.10, income taxes                      (546,869)   (794,705)
                                                      ----------  ----------
   Net Admitted Deferred Tax Assets                   $  421,900  $  308,507
                                                      ==========  ==========
   Change in Deferred Tax Assets Non-admitted         $  247,836  $ (299,271)
                                                      ==========  ==========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


During 2006 and 2005, the Company's current Federal income tax expense (benefit) was comprised of the following:

     For the Years Ended December 31,                     2006      2005
     --------------------------------                   -------- ---------
     Income tax expense (benefit) on net underwriting
       and net investment income                        $261,144 $(252,358)
     Federal income tax adjustment - prior year            2,119     9,311
                                                        -------- ---------
     Current Income Tax Expense (Benefit)               $263,263 $(243,047)
                                                        ======== =========
     Income Tax on Realized Capital Gains               $ 29,092 $  20,492
                                                        ======== =========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The composition of the Company's net deferred tax assets as of December 31, 2006 and 2005, and changes in deferred income taxes for 2006 is set forth in the table below:

As of December 31,                                                          2006        2005       Change
------------------                                                       ----------  ----------  ---------
Deferred Tax Assets

   Loss reserve discount                                                 $  476,856  $  499,838  $ (22,982)
   Non-admitted assets                                                      160,128     206,602    (46,474)
   Unearned premium reserve                                                 316,291     303,414     12,877
   Partnership adjustments                                                   33,192          --     33,192
   Pension adjustments                                                           --       7,328     (7,328)
   Reserves                                                                 183,902      75,662    108,240
   Other temporary difference                                                65,983      54,878     11,105
   Deferred tax remediation - adjustments to December 31, 2005 surplus           --     105,011   (105,011)
                                                                         ----------  ----------  ---------
       Gross Deferred Tax Assets                                          1,236,352   1,252,733    (16,381)
   Non-admitted deferred tax assets                                        (546,869)   (689,694)   142,825
   Non-admitted deferred tax - adjustments to December 31, 2005 surplus          --    (105,011)   105,011
                                                                         ----------  ----------  ---------
       Admitted Deferred Tax Assets                                         689,483     458,028    231,455
                                                                         ----------  ----------  ---------
Deferred Tax Liabilities
   Unrealized capital gains                                                (236,490)   (115,317)  (121,173)
   Partnership adjustments                                                       --      (4,047)     4,047
   Other temporary differences                                              (31,093)    (30,157)      (936)
                                                                         ----------  ----------  ---------
   Gross Deferred Tax Liabilities                                          (267,583)   (149,521)  (118,062)
                                                                         ----------  ----------  ---------
       Net Admitted Deferred Tax Assets                                  $  421,900  $  308,507  $ 113,393
                                                                         ==========  ==========  =========
   Gross deferred tax assets                                              1,236,352   1,252,733    (16,381)
   Gross deferred tax liabilities                                          (267,583)   (149,521)  (118,062)
                                                                         ----------  ----------  ---------
   Net Deferred Tax Assets                                               $  968,769  $1,103,212   (134,443)
                                                                         ==========  ==========
   Income tax effect of unrealized capital (gains) / losses                                        121,173
                                                                                                 ---------
   Change in Net Deferred Income Taxes                                                           $ (13,270)
                                                                                                 =========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The actual tax expense on income from operations differs from the tax expense calculated at the statutory tax rate. A reconciliation of the Company's income tax expense and the significant items causing this difference for the year ended December 31, 2006 are as follows:

                                                                           Amount    Tax Effect
                                                                         ----------  ----------
Income before Federal income taxes                                       $1,271,556  $ 445,045
Book to tax adjustments:
   Tax exempt income and dividends received deduction, net of proration    (455,068)  (159,274)
   Intercompany dividends                                                   (21,938)    (7,678)
   Meals and entertainment                                                    1,543        540
   Non-deductible penalties                                                   2,410        844
   Change in non-admitted assets                                            132,784     46,474
   Federal income tax adjustment - prior year                                    --     (6,222)
   Foreign tax credits                                                           --    (14,104)
                                                                         ----------  ---------
   Total Book to Tax Adjustments                                           (340,269)  (139,420)
                                                                         ----------  ---------
Federal taxable income                                                   $  931,287  $ 305,625
                                                                         ==========  =========

Current Federal income tax expense                                                   $ 263,263
Income tax on net realized capital gains                                                29,092
Change in deferred income taxes                                                         13,270
                                                                                     ---------
Total Federal income tax benefit                                                     $ 305,625
                                                                                     =========

The amount of Federal income taxes incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

                    Current year                   $222,388
                    First preceding year           $     --

The Company had no unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2006 and 2005. Federal income taxes paid to (recovered from) the Ultimate Parent amounted to $372,256 during 2006 and ($43,213) during 2005.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A. Pension

   Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

   AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to
   64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

   Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro-rata portion of the total projected benefit payable at normal retirement to each year of credited service.

   The Company's share of net expense for the qualified pension plan was $9,000 and $6,500 for the years ended December 31, 2006 and 2005, respectively.

B. Stock Option and Deferred Compensation Plans

   Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. During 2006 and 2005, AIG allocated $6,242 and $2,177, respectively, of the cost of these stock options and certain other deferred compensation programs to the Company.

   Post-retirement Benefit Plans

   AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

   The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2006 and 2005 were $184,884 and $140,100, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $282 and $200 for 2006 and 2005, respectively.

   AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

   The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2006 and 2005 are set forth in the table below:

   As of December 31,                          2006              2005
   ------------------                    ----------------  ----------------
   Discount rate                               6.00%             5.50%
   Rate of compensation increase
     (average)                                 4.25%             4.25%
   Measurement date                      December 31, 2006 December 31, 2005
   Medical cost trend rate                      N/A               N/A

C. Post-employment Benefits and Compensated Absences

   AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

A. Capital and Surplus

   The portion of unassigned surplus as of December 31, 2006 and 2005 represented by each item below is as follows:

                                                    2006         2005
                                                -----------  -----------
       Unrealized gains                         $ 2,013,671  $ 1,725,717
       Non-admitted asset values                $(1,448,058) $(1,378,106)
       Provision for reinsurance                $  (128,824) $  (210,152)

   During 2005, the board of directors of AIG, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and loss adjustment expense strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Ultimate
   Parent contributed $1,326,780 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $1,326,780 with its Ultimate Parent and increased its Capital in Excess of Par Value, accordingly. The recognition of this surplus contribution has been approved by the Insurance Department of the State of New York.

B. Risk-Based Capital Requirements

   The NAIC has adopted a Risk-based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

   In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2006 reporting period.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


C. Dividend Restrictions

   Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2006, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2006) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. As of December 31, 2006, the maximum dividend payment, which may be made without prior approval during 2007, is approximately $621,185.

   Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

NOTE 12 - CONTINGENCIES

A. Legal Proceedings

   The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

   Other legal proceedings include the following:

   AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. The trial court is currently considering, under standards mandated by the Alabama Supreme Court, whether a class action can be certified and whether the defendants in the case brought by the intervenors should be dismissed.

   On September 2, 2005, certain AIG companies including American Home Assurance Company (American Home), AIU Insurance Company (AIUI) and New Hampshire Insurance Company (NHIC) (the AIG Plaintiffs) sued The Robert Plan Corporation (RPC), an agency servicing personal auto assigned risk business, certain affiliated entities, and two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Plaintiffs and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. As of December 31, 2005, RPC was terminated as the AIG Plaintiffs' agent with respect to claims administration of the personal auto assigned risk business, and as of March 31, 2006, RPC was terminated as the AIG Plaintiffs' agent with respect to underwriting of personal auto assigned risk business. On March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. Each side then filed a partial motion to dismiss some of the counts asserted by the other side. RPC also moved for summary judgment on one of its breach of contract causes of action (relating to RPC's assertion that the AIG Plaintiffs are responsible to pay approximately $7,000 of RPC's income taxes). On April 10, 2007, the Court granted the AIG Plaintiffs' motion with respect to four of RPC's counterclaims and denied the rest of the motion; granted RPC's motion to dismiss with respect to two of the AIG Plaintiffs' claims and denied the rest; and denied RPC's motion for summary judgment on the tax issue. Additionally, on February 8, 2007, the AIG Plaintiffs moved for leave to amend their complaint against RPC and to add Lincoln General Insurance Company and Kingsway Financial Services Inc. as additional defendants, alleging tortious interference with contract claims related to certain transactions between those entities and RPC. Following the production of certain documents by RPC, on March 7, 2007, the AIG Plaintiffs filed another motion for leave to amend their complaint to add additional claims against RPC, individual shareholders of RPC and Lincoln General, including claims for breach of covenants, tortious interference with contract and fraudulent conveyance. The motion also seeks a preliminary injunction prohibiting RPC from paying creditors other than ordinary course trade creditors. The AIG Plaintiffs' motion is scheduled to be heard on May 3, 2007. The AIG Plaintiffs believe RPC's counterclaims, including its previously asserted counterclaim for fraud, are without merit and intend to defend them vigorously.

   Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of April 23, 2007, eligible policyholders entitled to receive approximately $358,600 (or 95.6%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. Amounts remaining in the Excess Casualty Fund may be used by AIG to settle claims from other policyholders relating to such practices through January 31, 2008, after which they will be distributed pro rata to participating policyholders.

   Various state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. It is possible that additional civil or regulatory proceedings will be filed.

   Specifically, on February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The complaint claims that AIG thereby violated Minnesota state law prohibiting unfair and deceptive practices, that AIG violated Minnesota state law prohibiting uniform deceptive trade practices, that AIG violated Minnesota's Prevention of Fraud Act, that AIG is liable for common law fraud, and that AIG is liable under a theory of unjust enrichment. The State of Minnesota seeks injunctive relief, damages, penalties and interest. By agreement of the parties, AIG's time to answer the complaint in this action or otherwise move with respect to the complaint was extended indefinitely to permit the parties to pursue settlement.

   Moreover, the National Workers Compensation Reinsurance Pool, on behalf of its participant members, has communicated to AIG that such members may assert claims with respect to the underpayment of residual market assessments on workers compensation premium. In addition, several state insurance guaranty associations and funds have communicated that they may assert claims with respect to the Company's underreporting of workers compensation premium. And, in August 2006, the National Association of Insurance Commissioners (the NAIC) formed a Settlement Review Working Group to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In April 2007, the NAIC Settlement Review Working Group commenced its own investigation into the Company's underreporting of workers compensation premium, which is being directed by the State of Indiana.

   Since October 19, 2004, AIG and certain subsidiaries have been named as defendants in numerous complaints that were filed in federal court and in state court and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust and anti-racketeering laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   for insurance coverage and with regard to the practices involving compensation paid to insurance producers in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey.

   On August 15, 2005, the plaintiffs in the multidistrict litigation filed a Corrected First Consolidated Amended Commercial Class Action Complaint that names AIG and the following additional AIG subsidiaries as defendants: AIUI, American Home, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania (now known as AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, NHIC, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania (the Commercial Complaint). Also on August 15, 2005, AIG, American Home, and AIG Life Insurance Company were named as defendants in a Corrected First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA (the Employee Benefits Complaint). On October 3, 2006, the District Court reserved in part and denied in part motions filed by the insurer defendants and broker defendants to dismiss these complaints. The Court also ordered the plaintiffs in both actions to file supplemental statements of particularity to elaborate on the allegations in their complaints. Plaintiffs filed their supplemental statements on October 25, 2006, and the AIG defendants, along with other insurer and broker defendants, filed renewed motions to dismiss on November 30, 2006. On
   April 5, 2007, the Court granted the defendants' renewed motions to dismiss the Commercial and Employee Benefits Complaints with respect to the antitrust and RICO claims. The claims were dismissed without prejudice and the plaintiffs were given 30 days to file amended complaints. On April 11, 2007, the Court stayed all proceedings, including all discovery, that are part of the multidistrict litigation until any renewed motions to dismiss the amended complaints are resolved. On April 19, 2007, plaintiffs sought an additional 30 days in which to file amended complaints, and on April 23, 2007, the Court gave plaintiffs an additional 15 days. Accordingly, plaintiffs' amended complaints are due on May 22, 2007.

   A number of complaints making allegations similar to those in the Commercial Complaint have been filed against AIG and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multidistrict litigation. The AIG defendants have also sought to have state court actions making similar allegations stayed pending resolution of the multidistrict litigation.

   On December 4, 2006, AIG and certain subsidiaries, including the Company, settled numerous arbitrations and litigations between them and the agencies owned by C.V. Starr & Co., Inc. (C.V. Starr), including those relating to the termination of the managing general agency relationships between AIG's subsidiaries and the agencies owned by C.V. Starr, and the use of the "Starr" and "American International" trademarks. The financial terms of the confidential settlement will not have a material adverse effect on the Company's financial position.

   AIG Domestic Claims, Inc. (AIGDC), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, has been named as a defendant in a putative class action lawsuit that is currently pending in the 14th Judicial District Court for the State of Louisiana. Plaintiffs are medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   certain provisions of the Louisiana Any Willing Provider Act (the Act). The complaint seeks monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants are injured workers whose employers are named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

   On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. AIGDC is appealing the class certification ruling and is seeking an appeal from the jurisdictional ruling. AIGDC believes that it has meritorious defenses to plaintiffs' claims. The Company is not presently a named party to the lawsuit, and it cannot predict its ultimate liability as an insurer or reinsurer of various workers compensation policies at issue in this matter.

   AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

   The Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B. Asbestos and Environmental Reserves

   The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the year ended December 31, 2006 and 2005, gross and net of reinsurance credits, are as follows:

                                             Asbestos Losses     Environmental Losses
                                         ----------------------  ------------------
                                            2006        2005       2006       2005
                                         ----------  ----------  --------   --------
Direct :
Loss and LAE reserves, beginning of year $1,087,625  $  693,044  $288,676   $256,889
   Incurred losses and LAE                  159,878     489,955   (75,819)    63,051
   Calendar year paid losses and LAE       (149,366)    (95,374)  (34,473)   (31,264)
                                         ----------  ----------  --------   --------
Loss and LAE Reserves, end of year       $1,098,137  $1,087,625  $178,384   $288,676
                                         ==========  ==========  ========   ========
Assumed:
Loss and LAE reserves, beginning of year $   97,399  $   90,162  $  6,561   $  6,626
   Incurred losses and LAE                   14,332      14,722    (1,462)       830
   Calendar year paid losses and LAE        (14,387)     (7,485)     (151)      (895)
                                         ----------  ----------  --------   --------
Loss and LAE Reserves, end of year       $   97,344  $   97,399  $  4,948   $  6,561
                                         ==========  ==========  ========   ========
Net of Reinsurance:
Loss and LAE reserves, beginning of year $  518,246  $  348,261  $134,977   $142,025
   Incurred losses and LAE                   83,696     209,273   (22,324)    16,410
   Calendar year paid losses and LAE        (68,837)    (39,288)  (20,443)   (23,458)
                                         ----------  ----------  --------   --------
Loss and LAE Reserves, end of year       $  533,105  $  518,246  $ 92,210   $134,977
                                         ==========  ==========  ========   ========

Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2006 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

C. Leases

   The Company is the lessee for office space occupied by it and several affiliates under various non-cancelable operating lease agreements that expire through 2021. Rental expense under these leases is allocated to each affiliate based upon the percentage of space occupied. In 2006 and 2005, the total lease expense was $38.5 million and $34.8 million, respectively.

   At January 1, 2007, the minimum annual aggregate rental commitments are as follows:

          2007                                               $ 40,630
          2008                                                 40,143
          2009                                                 37,875
          2010                                                 37,367
          2011                                                 35,585
          Thereafter                                          253,990
                                                             --------
          Total minimum lease payments                       $445,590
                                                             ========

   Certain rental commitments have renewal options extending through the year 2031. Some of these renewals are subject to adjustments in future periods.

   The Company is not involved in any material sales-leaseback transactions.

D. Other Contingencies

   In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

   As of December 31, 2006, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

   In connection therewith, as of December 31, 2006, the Company's loss reserves eliminated by annuities mostly from affiliates amounted to $781,163 and included unrecorded loss contingencies of $758,100.

   As part of its private equity portfolio investment the Company may be called upon for an additional capital investment of up to $640,408, as of December 31, 2006. The Company expects only a small portion of this

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   portfolio will be called during 2007.

   As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS

A. September 11, 2001 Events

   As of December 31, 2006 and 2005, the Company's ultimate losses and LAE as a result of the September 11th events gross, ceded and net of reinsurance, is set forth in the table below:

   As of December 31,                                     2006       2005
   ------------------                                  ---------  ---------
   Gross of reinsurance                                $ 448,183  $ 448,183
   Ceded reinsurance                                    (386,704)  (386,704)
                                                       ---------  ---------
      Net of Reinsurance                               $  61,479  $  61,479
                                                       =========  =========

   All contingencies and unpaid claims or losses resulting from the September 11th events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term.

B. Other

   The Company underwrites a significant concentration of its direct business with brokers.

   As of December 31, 2006 and 2005, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,833,600 and $3,700,000, respectively. As of December 31, 2006 and 2005, the amount billed and recoverable on paid claims amounted to $332,913 and $397,395, respectively, of which $19,716 and $16,600, respectively, were non-admitted.

   The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2006 and 2005, policyholder dividends amounted to $1,344 and $19, respectively, and were reported as Other Gains in the accompanying statements of income.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As of December 31, 2006 and 2005, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

    As of December 31,                                    2006       2005
    ------------------                                 ---------  ---------
    Guaranty funds receivable or on deposit            $  18,220  $  20,098
    Loss funds on deposit                                 92,573     71,016
    Outstanding loss drafts - suspense accounts          489,807    509,571
    Accrued recoverables                                   4,691      6,780
    Other                                                  3,176     17,681
    Allowance for doubtful accounts                     (429,224)  (446,746)
                                                       ---------  ---------
       Total Other Admitted Assets                     $ 179,243  $ 178,400
                                                       =========  =========

   Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years. As of December 31, 2006 the Company's liability for insolvency assessments amounted to $31,000 with a related asset for premium tax credits of $18,200. Of the amount accrued, the Company expects to pay approximately $12,800 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $12,100 of premium tax offset credits and the associated liability in years two through five. The remaining $6,100 will be realized between years five and ten.

   The Company routinely assesses the collectibility of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2006 and 2005, the Company had established an allowance for doubtful accounts of $429,224 and $446,746, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

   During 2005, the Company recorded $145,742 of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $197,153 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As of December 31, 2006 and 2005, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

  Other Liabilities                                         2006      2005
  -----------------                                       --------  --------
  Other liabilites, includes suspense accounts, expense
    account balances and certain accruals                 $107,092  $175,986
  Accrued retrospective premiums                            77,001    50,624
  Accounts payable                                          23,744    23,160
  Deferred commission earnings                              10,039    37,787
  Service carrier liabilty                                   2,336     5,919
  Retroactive reinsurance payable                          (14,859)  (12,171)
  Amounts withheld or retained by company for account of
    others                                                  28,058    31,331
  Policyholder funds on deposit                             11,572    12,578
  Loss clearing                                             12,166    13,610
  Liability for pension and severance pay                    2,705     4,945
  Remmittances and items not allocated                      37,240        --
                                                          --------  --------
  Total Other Liabilities                                 $297,094  $343,769
                                                          ========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 14 - SUBSEQUENT EVENTS

On January 24, 2007, the Company's Ultimate Parent announced that it had submitted a letter to the board of directors of 21st Century Insurance Group (21st Century) proposing to acquire the outstanding 38.16% publicly held shares of 21st Century for $19.75 per share in cash. The Ultimate Parent and its subsidiaries own approximately 61.84% of the outstanding shares of 21st Century, including 16.65% of the outstanding shares that are owned by the Company. The aggregate cash consideration payable by the Ultimate Parent would be approximately $690 million. Following the transaction, the Ultimate Parent and its subsidiaries will own 100% of 21st Century.

In February 2007, the Company entered into a Capital Maintenance Agreement
(CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200% of the Company's Authorized Control Level RBC, as shown in the Company's 2006 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, AIG will within thirty days of written notice thereof provide a capital contribution to the Company in an amount that equals the difference between the Company's Total Adjusted Capital and 200% of the Company's Authorized Control Level RBC. In lieu of making any such capital contribution, with the approval of the domiciliary insurance department, AIG may provide a letter of credit naming the Company as beneficiary.

Effective upon the date of filing of the Company's 2006 Annual Statement with its domiciliary regulator, this current CMA supersedes and replaces a similar agreement that related to the Company's December 31, 2005 surplus position.

Subject to regulatory approval, AIP will be removed from the National Union inter-company pooling agreement and added as a participant in AIG's Personal Lines Pool. AIP's pooling participation percentage in the AIG Personal Lines Pool will be zero percent.

On March 30th, 2007, the Company paid a dividend of $500,000 to its parent, AIG Commercial Insurance Group, Inc.

Note 15 - Event (Unaudited) Subsequent to the Date of the
          Independent Auditor's Report

On May 15, 2007, the Company's Ultimate Parent entered into a definitive merger agreement with 21st Century Insurance Group (21st Century) by which the Ultimate Parent will acquire the outstanding 39.3% publicly held shares of 21st Century for $22.00 per share in cash. The Ultimate Parent and its subsidiaries own approximately 60.7% of the outstanding shares of 21st Century, including approximately 16.32% of the outstanding shares that are owned by the Company. The aggregate cash consideration payable by the Ultimate Parent would be approximately $813 million. Following the transaction, the Ultimate Parent and its subsidiaries will own 100% of 21st Century and the Company will update the carrying value of its investment in 21st Century from quoted market values less a discount of 24.2% to the statutory net worth of the entity.

On May 24, 2007, the National Council on Compensation Insurance, Inc. (the
NCCI), in its capacity as attorney-in-fact for the participating companies of the National Workers Compensation Reinsurance Pool (the NWCRP), commenced an action in the United States District Court for the Northern District of Illinois against AIG and certain of its subsidiaries, including the Company, alleging claims for fraud, breach of contract and violation of the federal anti-racketeering statute in connection with the underreporting of workers compensation premium. The suit purports to seek in excess of $1 billion in damages. On June 14, 2007, the Defendants filed a motion seeking to have the federal court abstain in favor of a parallel action filed by AIG and certain of its subsidiaries, including the Company, in New York (see below), dismiss the complaint on forum non conveniens grounds or transfer venue to the Southern District of New York. Plaintiff's opposition papers were served on June 28, 2007, and Defendants' reply was served on July 12, 2007. Also on May 24, 2007, AIG and certain of its subsidiaries, including the Company, commenced an action in the Supreme Court of the State of New York against the NWCRP and NCCI that seeks a declaratory judgment confirming that the workers compensation fund established in connection with AIG's settlement with the New York Attorney General and New York Department of Insurance is sufficient to compensate any claims by the NWCRP and its members in connection with the underreporting of workers compensation premium, and quantifying the related obligations to such parties. Defendants moved to dismiss the action on June 25, 2007, and Plaintiffs served their opposition to that motion on July 16, 2007.

On July 17, 2007, the Workers Compensation Reinsurance Association and the Minnesota Workers Compensation Insurers Association, Inc. commenced an action in the United States District Court for the District of Minnesota against AIG and certain of its subsidiaries, including the Company, alleging claims for common law fraud, unjust enrichment and violation of the federal anti-racketeering statute in connection with the underreporting of workers compensation premium. AIG and the Company are currently due to respond to the complaint on August 6, 2007.

The Company cannot currently predict the outcome or reasonably estimate the potential costs related to these matters. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included or incorporated by reference herein, as indicated below, to this Registration Statement:

The following financial statements of Variable Annuity Account Seven are included herein:

     -   Report of Independent Registered Public Accounting Firm


     -   Statement of Assets and Liabilities as of April 30, 2007



     -   Schedule of Portfolio Investments as of April 30, 2007



     -   Statement of Operations for the year ended April 30, 2007



     - Statement of Changes in Net Assets for the years ended April 30, 2007 and 2006



     -   Notes to Financial Statements


The following consolidated financial statements of AIG SunAmerica Life Assurance Company are incorporated by reference to Form N-4, Post-Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 20 under the Investment Company Act of 1940, File Nos. 333-63511 and 811-09003, filed on April 30, 2007, Accession No. 0000950124-07-002492:

     -   Report of Independent Registered Public Accounting Firm

     -   Consolidated Balance Sheet as of December 31, 2006 and 2005

     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2006, 2005 and 2004

     - Consolidated Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004

     -   Notes to Consolidated Financial Statements

The following statutory financial statements of American Home Assurance Company are included herein:

     -   Report of Independent Auditors

     - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2006 and 2005

     - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2006 and 2005

     -   Statements of Cash Flow for the years ended December 31, 2006 and 2005

     -   Notes to Statutory Basis Financial Statements

(b) Exhibits


(1)   Resolutions Establishing Separate Account........................  1
(2)   Custody Agreements...............................................  Not applicable
(3)   (a)  Form of Distribution Contract...............................  2
      (b)  Form of Selling Agreement...................................  2
(4)   Variable Annuity Contract
      (a)  Variable Annuity Contract...................................  2
      (b)  Variable Annuity Certificate................................  2
      (c)  Tax Sheltered Annuity (403(b)) Endorsement..................  2
      (d)  Optional Income Benefit Endorsement.........................  9
(5)   (a)  Application for Contract....................................  2
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation of Depositor
           dated December 19, 2001.....................................  3
      (b)  Articles of Amendment to Amended and Restated Articles of
           Incorporation dated September 30, 2002......................  4
      (c)  Amended and Restated By-Laws dated December 19, 2001........  3
(7)   Reinsurance Contract.............................................  Not Applicable
(8)   Material Contracts
      (a)  Form of Anchor Series Trust Fund Participation Agreement....  2
      (b)  Form of SunAmerica Series Trust Fund Participation
           Agreement...................................................  2
(9)   (a)  Opinion of Counsel and Consent of Depositor.................  2
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
           Counsel to American Home Assurance Company..................  6
(10)  Consent of Independent Registered Public Accounting Firm.........  Filed Herewith
(11)  Financial Statements Omitted from Item 23........................  Not Applicable
(12)  Initial Capitalization Agreement.................................  Not Applicable

(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Control with AIG SunAmerica
           Life Assurance Company, the Depositor of Registrant.........  9
      (b)  Power of Attorney
           (1) AIG SunAmerica Life Assurance Company Directors.........  9
           (2) American Home Assurance Company Directors...............  7
      (c)  Support Agreement of American International Group, Inc. ....  5
      (d)  General Guarantee Agreement by American Home Assurance
           Company.....................................................  5
      (e)  Notice of Termination of Guarantee as Published in the Wall
           Street Journal on November 24, 2006.........................  8


---------------

1 Incorporated by reference to Initial Registration Statement, File Nos. 333-63511 and 811-09003, filed on September 16, 1998, Accession No. 0000950148-98-002194.

2 Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-63511 and 811-09003, filed on December 7, 1998,
        Accession No. 0000950148-98-002682.

3       Incorporated  by  reference  to  Post-Effective  Amendment  No.  8   and
        Amendment No. 9, File Nos. 333-63511 and 811-09003, filed on April 11, 2002, Accession No. 0000950148-02-000967.

4 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 11, File Nos. 333-63511 and 811-09003, filed on April 7, 2003, Accession No. 0000950148-03-000788.

5 Incorporated by reference to Post-Effective Amendment No. 15 and Amendment No. 16, File Nos. 333-63511 and 811-09003, filed on August 29, 2005, Accession No. 0000950129-05-008795.

6 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005, Accession No. 0000950134-05-019473.

7 Incorporated by reference to Post-Effective Amendment No. 23 and Amendment No. 24, File Nos. 033-86642 and 811-08874, filed on June 23, 2006, Accession No. 0000950129-06-006598.

8 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No. 17, File Nos. 333-66106 and 811-07727, filed on December 12, 2006, Accession No. 0000950124-06-007496.


9 Incorporated by reference to Post-Effective Amendment No. 19 and Amendment No. 20, File Nos. 333-63511 and 811-09003, filed on April 30, 2007, Accession No. 0000950124-07-002492.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                                                  POSITION
----                                                                  --------
Jay S. Wintrob                              Director, Chief Executive Officer
Jana W. Greer(1)                            Director and President
Michael J. Akers(2)                         Director and Senior Vice President
N. Scott Gillis(1)                          Director, Senior Vice President and Chief Financial Officer
Christopher J. Swift(3)                     Director
Edwin R. Raquel(1)                          Senior Vice President and Chief Actuary
Christine A. Nixon                          Senior Vice President and Secretary
Stewart R. Polakov(1)                       Senior Vice President and Controller
Mallary L. Reznik                           Senior Vice President and General Counsel
Timothy W. Still(1)                         Senior Vice President
Frank J. Julian(1)                          Vice President and Chief Compliance Officer
Gavin D. Friedman                           Vice President and Deputy General Counsel
Rodney A. Haviland(1)                       Vice President
Stephen Stone(1)                            Vice President
Monica Suryapranata(1)                      Vice President and Variable Annuity Product Controller
Edward T. Texeria(1)                        Vice President
Virginia N. Puzon                           Assistant Secretary

---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-07-003026 filed March 1, 2007.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of July 1, 2007 the number of Polaris Plus contracts funded by Variable Annuity Account Seven was 15,456 of which 15,456 were qualified contracts and 0 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the

Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

     AIG SunAmerica Life Assurance Company -- Variable Separate Account
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
     SunAmerica Series Trust
     SunAmerica Equity Funds
     SunAmerica Income Funds
     SunAmerica Focused Series, Inc.
     SunAmerica Money Market Funds, Inc.
     SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

    OFFICER/DIRECTORS*    POSITION
    ------------------    --------
    Peter A. Harbeck      Director
    James T. Nichols      Director, President & Chief Executive Officer
    Debbie Potash-Turner  Senior Vice President & Chief Financial Officer
    Frank Curran          Controller
    Joseph D. Neary       Chief Compliance Officer
    John T. Genoy         Vice President
    Mallary L. Reznik**   Vice President
    Kathleen S. Stevens   Manager, Compliance
    Christine A. Nixon**  Secretary
    Virginia N. Puzon**   Assistant Secretary

---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California
   90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-------------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
--------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor Regarding Guarantor
------------------------------------------------------

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 20 and Amendment No. 21 to be signed on its behalf, in the City of Los Angeles, and State of California, on this 26th day of July, 2007.

                                        VARIABLE ANNUITY ACCOUNT SEVEN
                                        (Registrant)

                                        By: AIG SUNAMERICA LIFE ASSURANCE
                                            COMPANY

                                        By:       /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

                                        By: AIG SUNAMERICA LIFE ASSURANCE
                                            COMPANY
                                         (Depositor)

                                        By:       /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                    SIGNATURE                                          TITLE                             DATE
                    ---------                                          -----                             ----

*JAY S. WINTROB                                         Chief Executive Officer & Director          July 26, 2007
------------------------------------------------           (Principal Executive Officer)
JAY S. WINTROB


*MICHAEL J. AKERS                                        Senior Vice President & Director           July 26, 2007
------------------------------------------------
MICHAEL J. AKERS


*N. SCOTT GILLIS                                              Senior Vice President,                July 26, 2007
------------------------------------------------        Chief Financial Officer & Director
N. SCOTT GILLIS                                            (Principal Financial Officer)


*JANA W. GREER                                                 President & Director                 July 26, 2007
------------------------------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                                                Director                       July 26, 2007
------------------------------------------------
CHRISTOPHER J. SWIFT


*STEWART R. POLAKOV                                     Senior Vice President & Controller          July 26, 2007
------------------------------------------------          (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                                                Attorney-in-Fact                   July 26, 2007
------------------------------------------------
*MANDA GHAFERI

American Home Assurance Company has caused this Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 26th day of July, 2007.

                                        By: AMERICAN HOME ASSURANCE COMPANY

                                        By:     /s/ ROBERT S. SCHIMEK
                                         ---------------------------------------
                                         ROBERT S. SCHIMEK,
                                         SENIOR VICE PRESIDENT AND TREASURER



M. BERNARD AIDINOFF*                                                 Director                       July 26, 2007
------------------------------------------------
M. BERNARD AIDINOFF


JOHN QUINLAN DOYLE*                                           Director and President                July 26, 2007
------------------------------------------------
JOHN QUINLAN DOYLE


                                                                     Director                       July 26, 2007
------------------------------------------------
W. GORDON KNIGHT


DAVID NEIL FIELDS*                                                   Director                       July 26, 2007
------------------------------------------------
DAVID NEIL FIELDS


KENNETH VINCENT HARKINS*                                             Director                       July 26, 2007
------------------------------------------------
KENNETH VINCENT HARKINS


                                                                     Director                       July 26, 2007
------------------------------------------------
CHARLES DANGELO


DAVID LAWRENCE HERZOG*                                               Director                       July 26, 2007
------------------------------------------------
DAVID LAWRENCE HERZOG


ROBERT EDWARD LEWIS*                                                 Director                       July 26, 2007
------------------------------------------------
ROBERT EDWARD LEWIS


KRISTIAN PHILIP MOOR*                                          Director and Chairman                July 26, 2007
------------------------------------------------
KRISTIAN PHILIP MOOR


WIN JAY NEUGER*                                                      Director                       July 26, 2007
------------------------------------------------
WIN JAY NEUGER


ROBERT S. SCHIMEK*                                                   Director,                      July 26, 2007
------------------------------------------------        Senior Vice President and Treasurer
ROBERT S. SCHIMEK


NICHOLAS SHAW TYLER*                                                 Director                       July 26, 2007
------------------------------------------------
NICHOLAS SHAW TYLER


NICHOLAS CHARLES WALSH*                                              Director                       July 26, 2007
------------------------------------------------
NICHOLAS CHARLES WALSH


By:     /s/ ROBERT S. SCHIMEK                                    Attorney-in-Fact                   July 26, 2007
        ------------------------------------------
        *ROBERT S. SCHIMEK

                                 EXHIBIT INDEX


EXHIBIT NO.                             DESCRIPTION
-----------                             -----------
(10)            Consent of Independent Registered Public Accounting Firm